UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-08649

                           EII REALTY SECURITIES TRUST
       --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          717 Fifth Avenue, 10th Floor
                               NEW YORK, NY 10022
            ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Richard J. Adler
                          717 Fifth Avenue, 10th Floor
                               NEW YORK, NY 10022
             ----------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-303-0478
                                                           -------------

                        Date of fiscal year end: JUNE 30
                                                ---------

             Date of reporting period: JULY 1, 2006 - JUNE 30, 2007
                                       -----------------------------

          Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2006 TO JUNE 30, 2007


                           INVESTMENT COMPANY REPORT

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    SHURGARD STORAGE CENTERS, INC.
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    SECURITY                    82567D104                                       MEETING TYPE           Special
    TICKER SYMBOL               SHU                                             MEETING DATE           22-Aug-2006
    ISIN                                                                        AGENDA                 932569176 - Management

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    ITEM          PROPOSAL                                                              TYPE        VOTE              FOR/AGAINST
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                                                                                                                      MANAGEMENT
    01            TO APPROVE THE AGREEMENT AND PLAN OF MERGER,                          Management  For               For
                  DATED AS OF MARCH 6, 2006, BY AND AMONG SHURGARD
                  STORAGE CENTERS, INC., PUBLIC STORAGE, INC. AND
                  ASKL SUB LLC, AN INDIRECT SUBSIDIARY OF PUBLIC
                  STORAGE, INC., AND THE TRANSACTIONS CONTEMPLATED
                  BY THE MERGER AGREEMENT, AS MORE FULLY
                  DESCRIBED IN THE PROXY STATEMENT/PROSPECTUS.


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    PUBLIC STORAGE, INC.
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    SECURITY                    74460D109                                       MEETING TYPE           Annual
    TICKER SYMBOL               PSA                                             MEETING DATE           22-Aug-2006
    ISIN                                                                        AGENDA                 932569479 - Management

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    ITEM          PROPOSAL                                                              TYPE        VOTE              FOR/AGAINST
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                                                                                                                      MANAGEMENT
    01            APPROVAL OF THE MERGER AGREEMENT DATED AS OF                          Management  For               For
                  MARCH 6, 2006, BY AND AMONG PUBLIC STORAGE, INC.,
                  SHURGARD STORAGE CENTERS, INC. AND ASKL SUB LLC
                  AND THE TRANSACTIONS CONTEMPLATED THEREBY,
                  INCLUDING THE ISSUANCE OF PUBLIC STORAGE COMMON
                  STOCK.

    02            DIRECTOR                                                              Management


                  1       B. WAYNE HUGHES                                                           For               For

                  2       RONALD L. HAVNER, JR.                                                     For               For

                  3       HARVEY LENKIN                                                             For               For

                  4       ROBERT J. ABERNETHY                                                       For               For

                  5       DANN V. ANGELOFF                                                          For               For

                  6       WILLIAM C. BAKER                                                          For               For

                  7       JOHN T. EVANS                                                             For               For

                  8       URI P. HARKHAM                                                            For               For

                  9       B. WAYNE HUGHES, JR.                                                      For               For

                  10      DANIEL C. STATON                                                          For               For


    03            RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP,                     Management  For               For
                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM,
                  TO AUDIT THE ACCOUNTS OF PUBLIC STORAGE, INC. FOR
                  THE FISCAL YEAR ENDING DECEMBER 31, 2006.


    04            APPROVAL OF ADJOURNMENTS OR POSTPONEMENTS OF                          Management  For               For
                  THE ANNUAL MEETING IF NECESSARY.


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    PAN PACIFIC RETAIL PROPERTIES, INC.
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    SECURITY                    69806L104                                       MEETING TYPE        Special
    TICKER SYMBOL               PNP                                             MEETING DATE        25-Sep-2006
    ISIN                                                                        AGENDA              932579533 - Management

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    ITEM          PROPOSAL                                                              TYPE            VOTE          FOR/AGAINST
                                                                                                                      MANAGEMENT
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    01            APPROVAL OF THE MERGER OF KRC ACQUISITION, INC.                       Management  For               For
                  WITH AND INTO PAN PACIFIC RETAIL PROPERTIES, INC.
                  AND  THE  OTHER  TRANSACTIONS  CONTEMPLATED  PURSUANT  TO  THE
                  AGREEMENT AND PLAN OF MERGER, DATED AS OF JULY 9, 2006, ALL AS
                  MORE FULLY DESCRIBED IN THE PROXY STATEMENT.

    02            APPROVAL OF AN ADJOURNMENT OF THE SPECIAL                             Management  For               For
                  MEETING, IF NECESSARY,  TO SOLICIT ADDITIONAL PROXIES IF THERE
                  ARE  INSUFFICIENT  VOTES AT THE TIME OF THE SPECIAL MEETING TO
                  APPROVE THE MERGER.


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    EQUITY OFFICE PROPERTIES TRUST
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    SECURITY                    294741103                                       MEETING TYPE        Special
    TICKER SYMBOL               EOP                                             MEETING DATE        07-Feb-2007
    ISIN                                                                        AGENDA              932620746 - Management

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    ITEM          PROPOSAL                                                              TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
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    01            TO APPROVE THE MERGER OF EQUITY OFFICE                                Management  For               For
                  PROPERTIES TRUST WITH AND INTO BLACKHAWK ACQUISITION TRUST AND
                  THE  AGREEMENT  AND PLAN OF MERGER,  DATED AS OF NOVEMBER  19,
                  2006, AS AMENDED,  AMONG EQUITY OFFICE  PROPERTIES  TRUST, EOP
                  OPERATING LIMITED PARTNERSHIP, BLACKHAWK PARENT LLC, BLACKHAWK
                  ACQUISITION  TRUST AND  BLACKHAWK  ACQUISITION  L.P., AS FULLY
                  DESCRIBED IN THE ENCLOSED STATEMENT.

    02            TO APPROVE ANY ADJOURNMENTS OF THE SPECIAL                            Management  For               For
                  MEETING FOR THE PURPOSE OF  SOLICITING  ADDITIONAL  PROXIES IF
                  THERE  ARE NOT  SUFFICIENT  VOTES AT THE  SPECIAL  MEETING  TO
                  APPROVE THE MERGER AND THE  AGREEMENT  AND PLAN OF MERGER,  AS
                  AMENDED.

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   NATIONWIDE HEALTH PROPERTIES, INC.
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    SECURITY                    638620104                                        MEETING TYPE               Annual
    TICKER SYMBOL               NHP                                              MEETING DATE               24-Apr-2007
    ISIN                                                                         AGENDA                     932641055 - Management


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    ITEM          PROPOSAL                                                              TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
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    01            DIRECTOR                                                              Management

                 1       DAVID R. BANKS                                                             For               For

                  2       DOUGLAS M. PASQUALE                                                       For               For

                  3       JACK D. SAMUELSON                                                         For               For

    02            APPROVE THE SHARE INCREASE AMENDMENT TO AMEND                         Management  For               For
                  THE  COMPANY'S  CHARTER TO INCREASE  THE NUMBER OF  AUTHORIZED
                  SHARES OF COMMON  STOCK OF THE  COMPANY  FROM  100,000,000  TO
                  200,000,000 SHARES.

    03            APPROVE THE REIT PROTECTION AMENDMENT TO AMEND                        Management  Against           Against
                  THE COMPANY'S CHARTER TO AUGMENT,  ENHANCE AND CLARIFY COMPANY
                  STOCK OWNERSHIP  RESTRICTIONS TO PROTECT THE COMPANY'S  STATUS
                  AS A REAL ESTATE  INVESTMENT TRUST FOR U.S. FEDERAL INCOME TAX
                  PURPOSES.

    04            RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG                      Management  For               For
                  LLP AS THE COMPANY'S INDEPENDENT  ACCOUNTANTS FOR THE CALENDAR
                  YEAR ENDING DECEMBER 31, 2007.

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    BROOKFIELD PROPERTIES CORPORATION
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    SECURITY                    112900105                                       MEETING TYPE        Annual and Special Meeting
    TICKER SYMBOL               BPO                                             MEETING DATE        26-Apr-2007
    ISIN                                                                        AGENDA              932654848 - Management

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    ITEM          PROPOSAL                                                              TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
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    A             DIRECTOR                                                              Management


                  1       GORDON E. ARNELL                                                          For                     For

                  2       WILLIAM T. CAHILL                                                         For                     For

                  3       RICHARD B. CLARK                                                          For                     For

                  4       JACK L. COCKWELL                                                          For                     For

                  5       J. BRUCE FLATT                                                            For                     For

                  6       RODERICK D. FRASER                                                        For                     For

                  7       PAUL D. MCFARLANE                                                         For                     For

                  8       ALLAN S. OLSON                                                            For                     For

                  9       SAMUEL P.S. POLLOCK                                                       For                     For

                  10      LINDA D. RABBITT                                                          For                     For

                  11      ROBERT L. STELZL                                                          For                     For

                  12      DIANA L. TAYLOR                                                           For                     For

                  13      JOHN E. ZUCCOTTI                                                          For                     For

    B             THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS                           Management  For                     For
                  AUDITORS AND AUTHORIZING THE DIRECTORS TO FIX THE
                  AUDITORS' REMUNERATION.

    C             THE AMENDMENT OF THE CORPORATION'S SHARE OPTION                       Management  For                     For
                  PLAN TO REFLECT CHANGES IN RESPECT OF THE PLAN'S
                  AMENDMENT PROVISIONS AND THE EXPIRY OF OPTIONS
                  DURING BLACKOUT PERIODS, AS MORE PARTICULARLY
                  DESCRIBED IN THE CORPORATION'S MANAGEMENT PROXY
                  CIRCULAR DATED MARCH 9, 2007;

    D             THE SPECIAL RESOLUTION TO APPROVE A THREE FOR                         Management  For                     For
                  TWO SUBDIVISION OF THE CORPORATION'S COMMON SHARES, A NINE FOR
                  FOUR  SUBDIVISION OF THE CLASS A REDEEMABLE  VOTING  PREFERRED
                  SHARES AND CERTAIN  INCIDENTAL  AMENDMENTS TO THE CORPORATION'
                  ARTICLES, AS MORE PARTICULARLY  DESCRIBED IN THE CORPORATION'S
                  MANAGEMENT PROXY CIRCULAR DATED MARCH 9, 2007.

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    REGENCY CENTERS CORPORATION
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    SECURITY                    758849103                                       MEETING TYPE        Annual
    TICKER SYMBOL               REG                                             MEETING DATE        01-May-2007
    ISIN                                                                        AGENDA              932644950 - Management

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    ITEM          PROPOSAL                                                              TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
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    01            DIRECTOR                                                              Management

                  1       MARTIN E. STEIN, JR.                                                      For                     For

                  2       RAYMOND L. BANK                                                           For                     For

                  3       C. RONALD BLANKENSHIP                                                     For                     For

                  4       A.R. CARPENTER                                                            For                     For

                  5       J. DIX DRUCE                                                              For                     For

                  6       MARY LOU FIALA                                                            For                     For

                  7       BRUCE M. JOHNSON                                                          For                     For

                  8       DOUGLAS S. LUKE                                                           For                     For

                  9       JOHN C. SCHWEITZER                                                        For                     For

                  10      THOMAS G. WATTLES                                                         For                     For

                  11      TERRY N. WORRELL                                                          For                     For

    02            RATIFICATION OF APPOINTMENT OF KPMG LLP AS THE                        Management  For                     For
                  COMPANY'S INDEPENDENT ACCOUNTANTS FOR THE YEAR
                  ENDING DECEMBER 31, 2007.

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    FEDERAL REALTY INVESTMENT TRUST
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    SECURITY                    313747206                                       MEETING TYPE               Annual
    TICKER SYMBOL               FRT                                             MEETING DATE               02-May-2007
    ISIN                                                                        AGENDA                     932647704 - Management

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    ITEM          PROPOSAL                                                              TYPE        VOTE              FOR/AGAINST
                                                                                                                       MANAGEMENT
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    01            DIRECTOR                                                              Management

                  1       JON E. BORTZ                                                              For                     For

                  2       DAVID W. FAEDER                                                           For                     For

                  3       KRISTIN GAMBLE                                                            For                     For

    02            TO RATIFY THE APPOINTMENT OF GRANT THORNTON LLP                       Management  For                     For
                  AS THE TRUST'S  INDEPENDENT  REGISTERED PUBLIC ACCOUNTING FIRM
                  FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007.

    03            TO APPROVE OUR AMENDED AND RESTATED 2001 LONG-                        Management  Against                 Against
                  TERM INCENTIVE PLAN, WHICH WILL, AMONG OTHER THINGS,  INCREASE
                  THE AGGREGATE NUMBER OF SHARES  CURRENTLY  AVAILABLE UNDER THE
                  2001 LONG-TERM INCENTIVE PLAN BY 1,500,000 SHARES.

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    WEINGARTEN REALTY INVESTORS
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    SECURITY                    948741103                                       MEETING TYPE        Annual
    TICKER SYMBOL               WRI                                             MEETING DATE        03-May-2007
    ISIN                                                                        AGENDA              932648465 - Management

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    ITEM          PROPOSAL                                                              TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
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    01            DIRECTOR                                                              Management

                  1       STANFORD ALEXANDER                                                        For                     For

                  2       ANDREW M. ALEXANDER                                                       For                     For

                  3       JAMES W. CROWNOVER                                                        For                     For

                  4       ROBERT J. CRUIKSHANK                                                      For                     For

                  5       MELVIN A. DOW                                                             For                     For

                  6       STEPHEN A. LASHER                                                         For                     For

                  7       DOUGLAS W. SCHNITZER                                                      For                     For

                  8       MARC J. SHAPIRO                                                           For                     For

    02            RATIFICATION OF DELOITTE & TOUCHE LLP AS                              Management  For                     For
                  WEINGARTEN'S INDEPENDENT REGISTERED PUBLIC
                  ACCOUNTING FIRM.
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    DCT INDUSTRIAL TRUST
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    SECURITY                    233153105                                       MEETING TYPE        Annual
    TICKER SYMBOL               DCT                                             MEETING DATE        03-May-2007
    ISIN                                                                        AGENDA              932671868 - Management

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    ITEM          PROPOSAL                                                              TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT-
-----------------------------------------------------------------------------------------------------------------------------------

    01            DIRECTOR                                                              Management

                  1       THOMAS G. WATTLES                                                         For                     For

                  2       PHILIP L. HAWKINS                                                         For                     For

                  3       PHILLIP R. ALTINGER                                                       For                     For

                  4       THOMAS F. AUGUST                                                          For                     For

                  5       JOHN S. GATES, JR.                                                        For                     For

                  6       TRIPP H. HARDIN                                                           For                     For

                  7       JAMES R. MULVIHILL                                                        For                     For

                  8       JOHN C. O'KEEFE                                                           For                     For

                  9       BRUCE L. WARWICK                                                          For                     For

    02            RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE                    Management  For                     For
                  COMPANY'S INDEPENDENT REGISTERED PUBLIC
                  ACCOUNTING FIRM FOR 2007.

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    PUBLIC STORAGE, INC.
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    SECURITY                    74460D109                                       MEETING TYPE        Annual
    TICKER SYMBOL               PSA                                             MEETING DATE        03-May-2007
    ISIN                                                                        AGENDA              932677214 - Management


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    ITEM          PROPOSAL                                                              TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

    01            DIRECTOR                                                              Management

                  1       B. WAYNE HUGHES                                                           For                     For

                  2       RONALD L. HAVNER, JR.                                                     For                     For

                  3       HARVEY LENKIN                                                             For                     For

                  4       DANN V. ANGELOFF                                                          For                     For

                  5       WILLIAM C. BAKER                                                          For                     For

                  6       JOHN T. EVANS                                                             For                     For

                  7       URI P. HARKHAM                                                            For                     For

                  8       B. WAYNE HUGHES, JR.                                                      For                     For

                  9       GARY E. PRUITT                                                            For                     For

                  10      DANIEL C. STATON                                                          For                     For

    02            RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP                      Management  For                     For
                  AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                  FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007.

    03            APPROVAL OF THE 2007 EQUITY AND PERFORMANCE-                          Management  For                     For
                  BASED INCENTIVE COMPENSATION PLAN.

    04            APPROVAL OF THE PROPOSAL TO REORGANIZE FROM A                         Management  For                     For
                  CALIFORNIA CORPORATION TO A MARYLAND REAL ESTATE
                  INVESTMENT TRUST.

    05            APPROVAL OF ADJOURNMENTS OR POSTPONEMENTS OF                          Management  Against                 Against
                  THE ANNUAL MEETING IF NECESSARY.

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    DEVELOPERS DIVERSIFIED REALTY CORP.
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    SECURITY                    251591103                                       MEETING TYPE        Annual
    TICKER SYMBOL               DDR                                             MEETING DATE        08-May-2007
    ISIN                                                                        AGENDA              932666502 - Management

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    ITEM          PROPOSAL                                                              TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

    01            TO FIX THE NUMBER OF DIRECTORS AT NINE.                               Management  For                     For

    02            DIRECTOR                                                              Management

                  1       DEAN S. ADLER                                                             For                     For

                  2       TERRANCE R. AHERN                                                         For                     For

                  3       ROBERT H. GIDEL                                                           For                     For

                  4       VICTOR B. MACFARLANE                                                      For                     For

                  5       CRAIG MACNAB                                                              For                     For

                  6       SCOTT D. ROULSTON                                                         For                     For

                  7       BARRY A. SHOLEM                                                           For                     For

                  8       WILLIAM B. SUMMERS, JR.                                                   For                     For

                  9       SCOTT A. WOLSTEIN                                                         For                     For

    03            TO APPROVE AN AMENDMENT TO THE COMPANY'S                              Management   For                     For
                  AMENDED AND RESTATED ARTICLES OF INCORPORATION TO INCREASE THE
                  NUMBER  OF  AUTHORIZED  COMMON  SHARES  OF  THE  COMPANY  FROM
                  200,000,000 TO 300,000,000, ALL AS MORE FULLY DESCRIBED IN THE
                  PROXY STATEMENT.

    04            TO APPROVE AN AMENDMENT TO THE COMPANY'S CODE                         Management   For                     For
                  OF REGULATIONS TO AUTHORIZE THE COMPANY TO NOTIFY SHAREHOLDERS
                  OF RECORD OF SHAREHOLDER MEETINGS BY ELECTRONIC OR OTHER MEANS
                  OF COMMUNICATION AUTHORIZED BY THE SHAREHOLDERS.

    05            TO APPROVE AN AMENDMENT TO THE COMPANY'S CODE                         Management   For                     For
                  OF  REGULATIONS  TO AUTHORIZE  SHAREHOLDERS  AND OTHER PERSONS
                  ENTITLED TO VOTE AT SHAREHOLDER MEETINGS TO APPOINT PROXIES BY
                  ELECTRONIC OR OTHER VERIFIABLE COMMUNICATIONS.

    06            TO APPROVE AN AMENDMENT TO THE COMPANY'S CODE                         Management   For                     For
                  OF REGULATIONS TO AUTHORIZE THE COMPANY TO ISSUE
                  SHARES WITHOUT PHYSICAL CERTIFICATES.

    07            TO RATIFY THE SELECTION OF                                            Management   For                     For
                  PRICEWATERHOUSECOOPERS   LLP  AS  THE  COMPANY'S   INDEPENDENT
                  ACCOUNTANTS FOR THE COMPANY'S  FISCAL YEAR ENDING DECEMBER 31,
                  2007.

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    U-STORE-IT TRUST
------------------------------------------------------------------------------------------------------------------------------------

    SECURITY                    91274F104                                       MEETING TYPE        Annual
    TICKER SYMBOL               YSI                                             MEETING DATE        08-May-2007
    ISIN                                                                        AGENDA              932668114 - Management

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    ITEM          PROPOSAL                                                               TYPE       VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

    01            DIRECTOR                                                             Management

                  1       THOMAS A. COMMES                                                             For             For

                  2       J.C. (JACK) DANNEMILLER                                                      For             For

                  3       W.M. DIEFENDERFER III                                                        For             For

                  4       HAROLD S. HALLER                                                             For             For

                  5       DEAN JERNIGAN                                                                For             For

                  6       MARIANNE M. KELER                                                            For             For

                  7       DAVID J. LARUE                                                               For             For

    02            APPROVAL OF THE U-STORE-IT TRUST 2007 EQUITY                         Management      For             For
                  INCENTIVE PLAN

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    TAUBMAN CENTERS, INC.
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    SECURITY                    876664103                                       MEETING TYPE        Annual
    TICKER SYMBOL               TCO                                             MEETING DATE        09-May-2007
    ISIN                                                                        AGENDA              932656513 - Management

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    ITEM          PROPOSAL                                                              TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

    01            DIRECTOR                                                              Management

                  1       JEROME A. CHAZEN                                                          For                     For

                  2       CRAIG M. HATKOFF                                                          For                     For

    02            RATIFICATION OF INDEPENDENT REGISTERED PUBLIC                         Management  For                     For
                  ACCOUNTING FIRM RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS
                  THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2007.

    03            SHAREHOLDER PROPOSAL REQUESTING THAT THE BOARD                        Shareholder For                     Against
                  OF DIRECTORS TAKE THE NECESSARY STEPS TO
                  DECLASSIFY THE BOARD OF DIRECTORS.

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    AMB PROPERTY CORPORATION
------------------------------------------------------------------------------------------------------------------------------------

    SECURITY                    00163T109                                       MEETING TYPE        Annual
    TICKER SYMBOL               AMB                                             MEETING DATE        10-May-2007
    ISIN                                                                        AGENDA              932651929 - Management

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    ITEM          PROPOSAL                                                              TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    1A            ELECTION OF DIRECTOR: AFSANEH M. BESCHLOSS.                           Management  For                     For

    1B            ELECTION OF DIRECTOR: T. ROBERT BURKE.                                Management  For                     For

    1C            ELECTION OF DIRECTOR: DAVID A. COLE.                                  Management  For                     For

    1D            ELECTION OF DIRECTOR: LYDIA H. KENNARD.                               Management  For                     For

    1E            ELECTION OF DIRECTOR: J. MICHAEL LOSH.                                Management  For                     For

    1F            ELECTION OF DIRECTOR: HAMID R. MOGHADAM.                              Management  For                     For


    1G            ELECTION OF DIRECTOR: FREDERICK W. REID.                              Management  For                     For

    1H            ELECTION OF DIRECTOR: JEFFREY L. SKELTON.                             Management  For                     For

    1I            ELECTION OF DIRECTOR: THOMAS W. TUSHER.                               Management  For                     For

    02            RATIFICATION OF THE SELECTION OF                                      Management  For                     For
                  PRICEWATERHOUSECOOPERS   LLP  AS  THE  INDEPENDENT  REGISTERED
                  PUBLIC  ACCOUNTING  FIRM OF AMB PROPERTY  CORPORATION  FOR THE
                  FISCAL YEAR ENDING DECEMBER 31, 2007.

    03            APPROVAL OF THE AMENDED AND RESTATED 2002 STOCK                       Management  For                     For
                  OPTION AND INCENTIVE PLAN.

    04            STOCKHOLDER PROPOSAL REGARDING PAY-FOR-                               Shareholder Against                 For
                  SUPERIOR PERFORMANCE.

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    SIMON PROPERTY GROUP, INC.
------------------------------------------------------------------------------------------------------------------------------------

    SECURITY                    828806109                                       MEETING TYPE        Annual
    TICKER SYMBOL               SPG                                             MEETING DATE        10-May-2007
    ISIN                                                                        AGENDA              932667186 - Management

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    ITEM          PROPOSAL                                                              TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

    01            DIRECTOR                                                              Management

                  1       BIRCH BAYH                                                                For                     For

                  2       MELVYN E. BERGSTEIN                                                       For                     For

                  3       LINDA WALKER BYNOE                                                        For                     For

                  4       KAREN N. HORN                                                             For                     For

                  5       REUBEN S. LEIBOWITZ                                                       For                     For

                  6       J. ALBERT SMITH, JR.                                                      For                     For

                  7       PIETER S. VAN DEN BERG                                                    For                     For

    02            RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG                      Management  For                     For
                  LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
                  FIRM FOR 2007.

    03            TO CONSIDER AND VOTE ON A STOCKHOLDER PROPOSAL                        Shareholder Against                 For
                  TO LINK PAY TO PERFORMANCE.

    04            TO CONSIDER AND VOTE ON A STOCKHOLDER PROPOSAL                        Shareholder Against                 For
                  REGARDING AN ADVISORY STOCKHOLDER VOTE ON
                  EXECUTIVE COMPENSATION.

    05            TO CONSIDER AND VOTE ON A STOCKHOLDER PROPOSAL                        Shareholder Against                 For
                  REGARDING STOCKHOLDER APPROVAL OF FUTURE
                  SEVERANCE AGREEMENTS.

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    HEALTH CARE REIT, INC.
------------------------------------------------------------------------------------------------------------------------------------

    SECURITY                    42217K106                                       MEETING TYPE        Annual
    TICKER SYMBOL               HCN                                             MEETING DATE        11-May-2007
    ISIN                                                                        AGENDA              932658062 - Management

------------------------------------------------------------------------------------------------------------------------------------
    ITEM          PROPOSAL                                                              TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

    01            DIRECTOR                                                              Management

                  1       RAYMOND W. BRAUN                                                          For                     For

                  2       THOMAS J. DEROSA                                                          For                     For

                  3       JEFFREY H. DONAHUE                                                        For                     For

                  4       FRED S. KLIPSCH                                                           For                     For

    02            APPROVAL OF AN AMENDMENT TO THE COMPANY'S                             Management  For                     For
                  SECOND RESTATED  CERTIFICATE OF  INCORPORATION TO INCREASE THE
                  NUMBER OF AUTHORIZED  SHARES OF COMMON STOCK FROM  125,000,000
                  TO 225,000,000.

    03            APPROVAL OF AN AMENDMENT TO THE COMPANY'S                             Management  For                     For
                  SECOND RESTATED  CERTIFICATE OF  INCORPORATION TO INCREASE THE
                  NUMBER OF AUTHORIZED SHARES OF PREFERRED STOCK FROM 25,000,000
                  TO 50,000,000.

    04            RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG                      Management  For                     For
                  LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
                  FIRM FOR THE FISCAL YEAR 2007.

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    GENERAL GROWTH PROPERTIES, INC.
------------------------------------------------------------------------------------------------------------------------------------

    SECURITY                    370021107                                       MEETING TYPE        Annual
    TICKER SYMBOL               GGP                                             MEETING DATE        15-May-2007
    ISIN                                                                        AGENDA              932652527 - Management

------------------------------------------------------------------------------------------------------------------------------------
    ITEM          PROPOSAL                                                              TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

    01            DIRECTOR                                                              Management

                  1       JOHN BUCKSBAUM                                                            For                     For


                  2       ALAN COHEN                                                                For                     For

                  3       ANTHONY DOWNS                                                             For                     For

    02            AMENDMENT AND RESTATEMENT OF THE EMPLOYEE                             Management  For                     For
                  STOCK PURCHASE PLAN.

    03            RATIFICATION OF THE SELECTION OF INDEPENDENT                          Management  For                     For
                  PUBLIC ACCOUNTANTS.

    04            STOCKHOLDER PROPOSAL TO DECLASSIFY THE BOARD OF                       Shareholder For                     Against
                  DIRECTORS.

------------------------------------------------------------------------------------------------------------------------------------
    PROLOGIS
------------------------------------------------------------------------------------------------------------------------------------

    SECURITY                    743410102                                       MEETING TYPE        Annual
    TICKER SYMBOL               PLD                                             MEETING DATE        15-May-2007
    ISIN                                                                        AGENDA              932666653 - Management

------------------------------------------------------------------------------------------------------------------------------------
    ITEM          PROPOSAL                                                              TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

    01            DIRECTOR                                                              Management

                  1       K. DANE BROOKSHER                                                         For                     For

                  2       STEPHEN L. FEINBERG                                                       For                     For

                  3       GEORGE L. FOTIADES                                                        For                     For

                  4       CHRISTINE N. GARVEY                                                       For                     For

                  5       DONALD P. JACOBS                                                          For                     For

                  6       WALTER C. RAKOWICH                                                        For                     For

                  7       NELSON C. RISING                                                          For                     For

                  8       JEFFREY H. SCHWARTZ                                                       For                     For

                  9       D. MICHAEL STEUERT                                                        For                     For

                  10      J. ANDRE TEIXEIRA                                                         For                     For

                  11      WILLIAM D. ZOLLARS                                                        Withheld                Against

                  12      ANDREA M. ZULBERTI                                                        For                     For

    02            RATIFY THE APPOINTMENT OF THE INDEPENDENT                             Management  For                     For
                  REGISTERED PUBLIC ACCOUNTING FIRM FOR 2007.

------------------------------------------------------------------------------------------------------------------------------------
    EQUITY LIFESTYLE PROPERTIES, INC.
------------------------------------------------------------------------------------------------------------------------------------

    SECURITY                    29472R108                                       MEETING TYPE        Annual
    TICKER SYMBOL               ELS                                             MEETING DATE        15-May-2007
    ISIN                                                                        AGENDA              932671286 - Management

------------------------------------------------------------------------------------------------------------------------------------
    ITEM          PROPOSAL                                                              TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

    01            DIRECTOR                                                              Management

                  1       PHILIP C. CALIAN                                                          For                     For

                  2       DONALD S. CHISHOLM                                                        For                     For

                  3       THOMAS E. DOBROWSKI                                                       For                     For

                  4       THOMAS P. HENEGHAN                                                        For                     For

                  5       SHELI Z. ROSENBERG                                                        For                     For

                  6       HOWARD WALKER                                                             For                     For

                  7       GARY L. WATERMAN                                                          For                     For

                  8       SAMUEL ZELL                                                               For                     For

    02            RATIFICATION OF SELECTION OF INDEPENDENT                              Management  For                     For
                  ACCOUNTANTS  PROPOSAL TO RATIFY THE SELECTION OF ERNST & YOUNG
                  LLP AS THE COMPANY'S INDEPENDENT ACCOUNTANTS FOR 2007.

    03            APPROVAL OF AMENDMENT AND RESTATEMENT OF THE                          Management  For                     For
                  COMPANY'S ARTICLES OF INCORPORATION. PROPOSAL TO
                  APPROVE THE AMENDMENT AND RESTATEMENT OF THE
                  COMPANY'S ARTICLES OF INCORPORATION.

------------------------------------------------------------------------------------------------------------------------------------
    BOSTON PROPERTIES, INC.
------------------------------------------------------------------------------------------------------------------------------------

    SECURITY                    101121101                                       MEETING TYPE        Annual
    TICKER SYMBOL               BXP                                             MEETING DATE        15-May-2007
    ISIN                                                                        AGENDA              932674698 - Management

------------------------------------------------------------------------------------------------------------------------------------
    ITEM          PROPOSAL                                                              TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

    01            DIRECTOR                                                              Management

                  1       MORTIMER B. ZUCKERMAN                                                     Withheld                Against

                  2       CAROL B. EINIGER                                                          Withheld                Against

                  3       RICHARD E. SALOMON                                                        Withheld                Against

    02            TO CONSIDER AND ACT UPON A PROPOSAL TO APPROVE                        Management  For                     For
                  THE SECOND AMENDMENT AND RESTATEMENT OF THE
                  BOSTON PROPERTIES, INC. 1997 STOCK OPTION AND
                  INCENTIVE PLAN.

    03            TO RATIFY THE AUDIT COMITTEE'S APPOINTMENT OF                         Management  For                     For
                  PRICEWATERHOUSECOOPERS   LLP  AS  BOSTON  PROPERTIES,   INC.'S
                  INDEPENDENT  REGISTERED  PUBLIC ACCOUNTING FIRM FOR THE FISCAL
                  YEAR  ENDING   DECEMBER  31,  2007.  THE  BOARD  OF  DIRECTORS
                  RECOMMENDS A VOTE "AGAINST" PROPOSALS 4 AND 5.

    04            TO CONSIDER AND ACT UPON A STOCKHOLDER PROPOSAL                       Shareholder For                     Against
                  CONCERNING THE ANNUAL ELECTION OF DIRECTORS, IF
                  PROPERLY PRESENTED AT THE ANNUAL MEETING.

    05            TO CONSIDER AND ACT UPON A STOCKHOLDER PROPOSAL                       Shareholder For                     Against
                  CONCERNING ENERGY EFFICIENCY, IF PROPERLY
                  PRESENTED AT THE ANNUAL MEETING.

------------------------------------------------------------------------------------------------------------------------------------
    AVALONBAY COMMUNITIES, INC.
------------------------------------------------------------------------------------------------------------------------------------

    SECURITY                    053484101                                       MEETING TYPE        Annual
    TICKER SYMBOL               AVB                                             MEETING DATE        16-May-2007
    ISIN                                                                        AGENDA              932666641 - Management

------------------------------------------------------------------------------------------------------------------------------------
    ITEM          PROPOSAL                                                              TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

    01            DIRECTOR                                                              Management

                  1       BRYCE BLAIR                                                               For                     For

                  2       BRUCE A. CHOATE                                                           For                     For

                  3       JOHN J. HEALY, JR.                                                        For                     For

                  4       GILBERT M. MEYER                                                          For                     For

                  5       TIMOTHY J. NAUGHTON                                                       For                     For

                  6       LANCE R. PRIMIS                                                           For                     For

                  7       H. JAY SARLES                                                             For                     For

                  8       ALLAN D. SCHUSTER                                                         For                     For

                  9       AMY P. WILLIAMS                                                           For                     For

    02            TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS                       Management  For                     For
                  THE COMPANY'S INDEPENDENT AUDITORS FOR THE YEAR
                  ENDING DECEMBER 31, 2007.

------------------------------------------------------------------------------------------------------------------------------------
    ARCHSTONE-SMITH TRUST
------------------------------------------------------------------------------------------------------------------------------------

    SECURITY                    039583109                                       MEETING TYPE        Annual
    TICKER SYMBOL               ASN                                             MEETING DATE        16-May-2007
    ISIN                                                                        AGENDA              932667314 - Management

------------------------------------------------------------------------------------------------------------------------------------
    ITEM          PROPOSAL                                                              TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

    01            DIRECTOR                                                              Management

                  1       STEPHEN R. DEMERITT                                                       For                     For

                  2       ERNEST A. GERARDI, JR.                                                    For                     For

                  3       RUTH ANN M. GILLIS                                                        For                     For

                  4       NED S. HOLMES                                                             For                     For

                  5       ROBERT P. KOGOD                                                           For                     For

                  6       JAMES H. POLK, III                                                        For                     For

                  7       JOHN C. SCHWEITZER                                                        For                     For

                  8       R. SCOT SELLERS                                                           For                     For

                  9       ROBERT H. SMITH                                                           For                     For

    02            SHAREHOLDER PROPOSAL, IF PRESENTED AT THE                             Shareholder Against                 For
                  MEETING, REGARDING PAY-FOR-SUPERIOR
                  PERFORMANCE.

    03            RATIFICATION OF APPOINTMENT OF KPMG LLP AS                            Management  For                     For
                  AUDITORS FOR THE CURRENT FISCAL YEAR.

------------------------------------------------------------------------------------------------------------------------------------
    BIOMED REALTY TRUST, INC.
------------------------------------------------------------------------------------------------------------------------------------

    SECURITY                    09063H107                                       MEETING TYPE               Annual
    TICKER SYMBOL               BMR                                             MEETING DATE               16-May-2007
    ISIN                                                                        AGENDA                     932695387 - Management

------------------------------------------------------------------------------------------------------------------------------------
     ITEM          PROPOSAL                                                              TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

    01            DIRECTOR                                                              Management

                  1       ALAN D. GOLD                                                              For                     For

                  2       BARBARA R. CAMBON                                                         For                     For


                  3       EDWARD A. DENNIS, PH.D.                                                   For                     For

                  4       GARY A. KREITZER                                                          For                     For

                  5       MARK J. RIEDY, PH.D.                                                      For                     For

                  6       THEODORE D. ROTH                                                          For                     For

                  7       M. FAYE WILSON                                                            For                     For

    02            RATIFICATION OF THE SELECTION OF KPMG LLP AS THE                      Management  For                     For
                  COMPANY'S  INDEPENDENT  REGISTERED  PUBLIC ACCOUNTING FIRM FOR
                  THE YEAR ENDING DECEMBER 31, 2007.

------------------------------------------------------------------------------------------------------------------------------------
    VENTAS, INC.
------------------------------------------------------------------------------------------------------------------------------------

    SECURITY                    92276F100                                       MEETING TYPE        Annual
    TICKER SYMBOL               VTR                                             MEETING DATE        16-May-2007
    ISIN                                                                        AGENDA              932700253 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM          PROPOSAL                                                              TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

    01            DIRECTOR                                                              Management

                  1       DEBRA A. CAFARO                                                           For                     For

                  2       DOUGLAS CROCKER II                                                        For                     For

                  3       JAY M. GELLERT                                                            For                     For

                  4       RONALD G. GEARY                                                           For                     For

                  5       CHRISTOPHER T. HANNON                                                     For                     For

                  6       SHELI Z. ROSENBERG                                                        For                     For

                  7       THOMAS C. THEOBALD                                                        For                     For

    02            DIRECTORS' PROPOSAL: TO RATIFY THE APPOINTMENT OF                     Management  For                     For
                  ERNST  &  YOUNG  LLP  AS  THE  INDEPENDENT  REGISTERED  PUBLIC
                  ACCOUNTING FIRM FOR FISCAL YEAR 2007.

    03            DIRECTORS' PROPOSAL: TO APPROVE AN AMENDMENT TO                       Management  For                     For
                  THE CERTIFICATE OF INCORPORATION TO INCREASE THE
                  AUTHORIZED COMMON STOCK.

    04            DIRECTORS' PROPOSAL: TO APPROVE AN AMENDMENT TO                       Management  Against                 Against
                  THE CERTIFICATE OF INCORPORATION TO INCLUDE CERTAIN PROVISIONS
                  LIMITING THE  CONSTRUCTIVE  OWNERSHIP OF THE CAPITAL  STOCK IN
                  ORDER TO PROVIDE FURTHER  ASSURANCES FOR CONTINUED  COMPLIANCE
                  AS A QUALIFIED REAL ESTATE INVESTMENT TRUST UNDER U.S. FEDERAL
                  INCOME TAX LAW.

------------------------------------------------------------------------------------------------------------------------------------
    BRE PROPERTIES, INC.
------------------------------------------------------------------------------------------------------------------------------------

    SECURITY                    05564E106                                       MEETING TYPE        Annual
    TICKER SYMBOL               BRE                                             MEETING DATE        17-May-2007
    ISIN                                                                        AGENDA              932656664 - Management

------------------------------------------------------------------------------------------------------------------------------------
    ITEM          PROPOSAL                                                              TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

    01            DIRECTOR                                                              Management

                  1       ROBERT A. FIDDAMAN                                                        For                     For

                  2       ROGER P. KUPPINGER                                                        For                     For

                  3       IRVING F. LYONS, III                                                      For                     For

                  4       EDWARD E. MACE                                                            For                     For

                  5       CHRISTOPHER J. MCGURK                                                     For                     For

                  6       MATTHEW T. MEDEIROS                                                       For                     For

                  7       CONSTANCE B. MOORE                                                        For                     For

                  8       JEANNE R. MYERSON                                                         For                     For

                  9       GREGORY M. SIMON                                                          For                     For

    02            RATIFICATION OF SELECTION OF ERNST & YOUNG LLP AS                     Management  For                     For
                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                  FOR THE YEAR ENDING DECEMBER 31, 2007.

------------------------------------------------------------------------------------------------------------------------------------
    HOST HOTELS & RESORTS, INC.
------------------------------------------------------------------------------------------------------------------------------------

    SECURITY                    44107P104                                       MEETING TYPE        Annual
    TICKER SYMBOL               HST                                             MEETING DATE        17-May-2007
    ISIN                                                                        AGENDA              932676894 - Management

------------------------------------------------------------------------------------------------------------------------------------
    ITEM          PROPOSAL                                                              TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

    1A            ELECTION OF DIRECTOR: ROBERT M. BAYLIS                                Management  For                     For

    1B            ELECTION OF DIRECTOR: TERENCE C. GOLDEN                               Management  For                     For

    1C            ELECTION OF DIRECTOR: ANN M. KOROLOGOS                                Management  For                     For


    1D            ELECTION OF DIRECTOR: RICHARD E. MARRIOTT                             Management  For                     For

    1E            ELECTION OF DIRECTOR: JUDITH A. MCHALE                                Management  For                     For

    1F            ELECTION OF DIRECTOR: JOHN B. MORSE, JR.                              Management  For                     For

    1G            ELECTION OF DIRECTOR: CHRISTOPHER J. NASSETTA                         Management  For                     For

    02            RATIFY APPOINTMENT OF KPMG LLP AS INDEPENDENT                         Management  For                     For
                  AUDITORS.

------------------------------------------------------------------------------------------------------------------------------------
    KIMCO REALTY CORPORATION
------------------------------------------------------------------------------------------------------------------------------------

    SECURITY                    49446R109                                       MEETING TYPE        Annual
    TICKER SYMBOL               KIM                                             MEETING DATE        17-May-2007
    ISIN                                                                        AGENDA              932682582 - Management

------------------------------------------------------------------------------------------------------------------------------------
    ITEM          PROPOSAL                                                              TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

    01            DIRECTOR                                                              Management

                  1       M. KIMMEL                                                                 For                     For

                  2       M. COOPER                                                                 For                     For

                  3       R. DOOLEY                                                                 For                     For

                  4       M. FLYNN                                                                  For                     For

                  5       J. GRILLS                                                                 For                     For

                  6       D. HENRY                                                                  For                     For

                  7       F.P. HUGHES                                                               For                     For

                  8       F. LOURENSO                                                               For                     For

                  9       R. SALTZMAN                                                               For                     For

    02            A PROPOSAL TO AMEND THE CHARTER OF THE COMPANY                        Management  For                     For
                  TO (A) INCREASE THE NUMBER OF SHARES OF STOCK; (B)
                  INCREASE  THE NUMBER OF  AUTHORIZED  SHARES OF COMMON STOCK OF
                  THE COMPANY;  (C) INCREASE THE NUMBER OF AUTHORIZED  SHARES OF
                  EXCESS STOCK OF THE COMPANY.

    03            THE RATIFICATION OF THE APPOINTMENT OF                                Management  For                     For
                  PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S
                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

------------------------------------------------------------------------------------------------------------------------------------
    KILROY REALTY CORPORATION
------------------------------------------------------------------------------------------------------------------------------------

    SECURITY                    49427F108                                       MEETING TYPE        Annual
    TICKER SYMBOL               KRC                                             MEETING DATE        17-May-2007
    ISIN                                                                        AGENDA              932687429 - Management

------------------------------------------------------------------------------------------------------------------------------------
    ITEM          PROPOSAL                                                              TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

    01            DIRECTOR                                                              Management

                  1       WILLIAM P. DICKEY                                                         For               For

------------------------------------------------------------------------------------------------------------------------------------
    VORNADO REALTY TRUST
------------------------------------------------------------------------------------------------------------------------------------

    SECURITY                    929042109                                       MEETING TYPE        Annual
    TICKER SYMBOL               VNO                                             MEETING DATE        22-May-2007
    ISIN                                                                        AGENDA              932700479 - Management

------------------------------------------------------------------------------------------------------------------------------------
    ITEM          PROPOSAL                                                              TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

    01            DIRECTOR                                                              Management

                  1       ROBERT P. KOGOD                                                           For                     For

                  2       DAVID MANDELBAUM                                                          For                     For

                  3       RICHARD R. WEST                                                           For                     For

    02            RATIFICATION OF SELECTION OF INDEPENDENT                              Management  For                     For
                  REGISTERED PUBLIC ACCOUNTING FIRM.

    03            SHAREHOLDER PROPOSAL REGARDING MAJORITY VOTING                        Management  Against                 For
                  FOR TRUSTEES.

------------------------------------------------------------------------------------------------------------------------------------
    ALEXANDRIA REAL ESTATE EQUITIES, INC
------------------------------------------------------------------------------------------------------------------------------------

    SECURITY                    015271109                                       MEETING TYPE        Annual
    TICKER SYMBOL               ARE                                             MEETING DATE        23-May-2007
    ISIN                                                                        AGENDA              932689346 - Management

------------------------------------------------------------------------------------------------------------------------------------
    ITEM          PROPOSAL                                                              TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

    01            DIRECTOR                                                              Management

                  1       JOEL S. MARCUS                                                            For                     For

                  2       JAMES H. RICHARDSON                                                       For                     For

                  3       JOHN L. ATKINS, III                                                       For                     For

                  4       RICHARD B. JENNINGS                                                       For                     For


                  5       RICHARD H. KLEIN                                                          For                     For

                  6       MARTIN A. SIMONETTI                                                       For                     For

                  7       ALAN G. WALTON                                                            For                     For

    02            RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG                      Management  For                     For
                  LLP TO SERVE AS THE COMPANY'S  INDEPENDENT  REGISTERED  PUBLIC
                  ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007.

------------------------------------------------------------------------------------------------------------------------------------
    SL GREEN REALTY CORP.
------------------------------------------------------------------------------------------------------------------------------------

    SECURITY                    78440X101                                       MEETING TYPE        Annual
    TICKER SYMBOL               SLG                                             MEETING DATE        24-May-2007
    ISIN                                                                        AGENDA              932689055 - Management

------------------------------------------------------------------------------------------------------------------------------------
    ITEM          PROPOSAL                                                              TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

    01            DIRECTOR                                                             Management

                  1       EDWIN THOMAS BURTON III                                                    For                     For

    02            TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS                      Management    For                     For
                  OUR  INDEPENDENT  REGISTERED  PUBLIC  ACCOUNTING  FIRM FOR THE
                  FISCAL YEAR ENDING DECEMBER 31, 2007.

    03            TO AUTHORIZE AND APPROVE OUR AMENDED AND                             Management    For                     For
                  RESTATED  2005  STOCK  OPTION AND  INCENTIVE  PLAN IN ORDER TO
                  INCREASE  THE NUMBER OF SHARES THAT MAY BE ISSUED  PURSUANT TO
                  SUCH PLAN.

    04            TO AUTHORIZE AND APPROVE ARTICLES OF AMENDMENT                       Management    For                     For
                  AND RESTATEMENT OF OUR ARTICLES OF  INCORPORATION  IN ORDER TO
                  (I) INCREASE THE NUMBER OF  AUTHORIZED  SHARES OF COMMON STOCK
                  AND (II)  MAKE  VARIOUS  MINISTERIAL  CHANGES  TO OUR  CURRENT
                  ARTICLES OF INCORPORATION.

------------------------------------------------------------------------------------------------------------------------------------
    EQUITY RESIDENTIAL
------------------------------------------------------------------------------------------------------------------------------------

    SECURITY                    29476L107                                       MEETING TYPE        Annual
    TICKER SYMBOL               EQR                                             MEETING DATE        24-May-2007
    ISIN                                                                        AGENDA              932690957 - Management

------------------------------------------------------------------------------------------------------------------------------------
    ITEM          PROPOSAL                                                              TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

    01            DIRECTOR                                                             Management

                  1       JOHN W. ALEXANDER                                                         For                     For

                  2       CHARLES L. ATWOOD                                                         For                     For

                  3       STEPHEN O. EVANS                                                          For                     For

                  4       BOONE A. KNOX                                                             For                     For

                  5       JOHN E. NEAL                                                              For                     For

                  6       DAVID J. NEITHERCUT                                                       For                     For

                  7       DESIREE G. ROGERS                                                         For                     For

                  8       SHELI Z. ROSENBERG                                                        For                     For

                  9       GERALD A. SPECTOR                                                         For                     For

                  10      B. JOSEPH WHITE                                                           For                     For

                  11      SAMUEL ZELL                                                               For                     For

    02            RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP                   Management   For                     For
                  AS THE COMPANY'S INDEPENDENT AUDITOR FOR THE
                  YEAR ENDING DECEMBER 31, 2007.    THE BOARD
                  RECOMMENDS A VOTE "AGAINST" PROPOSAL 3.

    03            SHAREHOLDER PROPOSAL: ADOPTION OF A MAJORITY                         Shareholder  Against                 For
                  VOTE STANDARD FOR THE ELECTION OF TRUSTEES.

------------------------------------------------------------------------------------------------------------------------------------
    STARWOOD HOTELS & RESORTS WORLDWIDE,
------------------------------------------------------------------------------------------------------------------------------------

    SECURITY                    85590A401                                       MEETING TYPE        Annual
    TICKER SYMBOL               HOT                                             MEETING DATE        24-May-2007
    ISIN                                                                        AGENDA              932703576 - Management

------------------------------------------------------------------------------------------------------------------------------------
    ITEM          PROPOSAL                                                              TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

    01            DIRECTOR                                                              Management

                  1       DUNCAN                                                                    For                     For

                  2       ARON                                                                      For                     For

                  3       BARSHEFSKY                                                                For                     For

                  4       CHAPUS                                                                    Withheld                Against

                  5       GALBREATH                                                                 For                     For

                  6       HIPPEAU                                                                   For                     For

                  7       QUAZZO                                                                    For                     For

                  8       RYDER                                                                     For                     For


                  9       YOUNGBLOOD                                                                For                     For

    02            RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG                      Management  For                     For
                  LLP AS THE COMPANY'S INDEPENDENT  REGISTERED PUBLIC ACCOUNTING
                  FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007.

    03            APPROVAL OF AN AMENDMENT AND RESTATEMENT OF                           Management  For                     For
                  THE COMPANY'S CHARTER.

------------------------------------------------------------------------------------------------------------------------------------
    TANGER FACTORY OUTLET CENTERS, INC.
------------------------------------------------------------------------------------------------------------------------------------

    SECURITY                    875465106                                       MEETING TYPE        Annual
    TICKER SYMBOL               SKT                                             MEETING DATE        30-May-2007
    ISIN                                                                        AGENDA              932675107 - Management

------------------------------------------------------------------------------------------------------------------------------------
    ITEM          PROPOSAL                                                              TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

    01            DIRECTOR                                                              Management

                  1       STANLEY K. TANGER                                                         For                     For

                  2       STEVEN B. TANGER                                                          For                     For

                  3       JACK AFRICK                                                               For                     For

                  4       WILLIAM G. BENTON                                                         For                     For

                  5       THOMAS E. ROBINSON                                                        For                     For

                  6       ALLAN L. SCHUMAN                                                          For                     For

    02            TO RATIFY THE APPOINTMENT OF                                          Management  For                     For
                  PRICEWATERHOUSECOOPERS   LLP  AS  THE  COMPANY'S   INDEPENDENT
                  REGISTERED  PUBLIC  ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
                  DECEMBER 31, 2007.

    03            TO CONSIDER A PROPOSAL BY THE DIRECTORS TO AMEND                      Management  For                     For
                  THE COMPANY'S ARTICLES OF INCORPORATION TO INCREASE THE NUMBER
                  OF COMMON  SHARES  AUTHORIZED  FOR  ISSUANCE  FROM 50  MILLION
                  COMMON  SHARES TO 150  MILLION  COMMON  SHARES.  THE  PROPOSED
                  AMENDMENT  IS  SET  FORTH  IN  FULL  IN  THE  ENCLOSED   PROXY
                  STATEMENT.

    04            TO CONSIDER A PROPOSAL BY THE DIRECTORS TO AMEND                      Management  Against                 Against
                  THE  COMPANY'S  ARTICLES OF  INCORPORATION  TO CREATE FOUR NEW
                  CLASSES OF  PREFERRED  SHARES,  EACH CLASS HAVING FOUR MILLION
                  SHARES WITH A PAR VALUE OF $.01 PER SHARE AND TO INCREASE  THE
                  NUMBER OF COMMON SHARES AUTHORIZED FOR ISSUANCE FROM 50 TO 150
                  MILLION COMMON SHARES.

------------------------------------------------------------------------------------------------------------------------------------
    DOUGLAS EMMETT, INC.
------------------------------------------------------------------------------------------------------------------------------------

    SECURITY                    25960P109                                       MEETING TYPE        Annual
    TICKER SYMBOL               DEI                                             MEETING DATE        31-May-2007
    ISIN                                                                        AGENDA              932693636 - Management

------------------------------------------------------------------------------------------------------------------------------------
    ITEM          PROPOSAL                                                              TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

    01            DIRECTOR                                                              Management

                  1       DAN A. EMMETT                                                             For                     For

                  2       JORDAN L. KAPLAN                                                          For                     For

                  3       KENNETH M. PANZER                                                         For                     For

                  4       LESLIE E. BIDER                                                           For                     For

                  5       VICTOR J. COLEMAN                                                         For                     For

                  6       G. SELASSIE MEHRETEAB                                                     For                     For

                  7       THOMAS E. O'HERN                                                          For                     For

                  8       DR. ANDREA RICH                                                           For                     For

                  9       WILLIAM WILSON III                                                        For                     For

    02            PROPOSAL TO RATIFY THE SELECTION OF ERNST &                           Management  For                     For
                  YOUNG  LLP AS OUR  INDEPENDENT  AUDITORS  FOR THE YEAR  ENDING
                  DECEMBER 31, 2007.

                           INVESTMENT COMPANY REPORT

------------------------------------------------------------------------------------------------------------------------------------
    GREAT PORTLAND ESTATES PLC R.E.I.T.
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   G40712179                                        MEETING TYPE        Annual General Meeting
    TICKER SYMBOL                                                               MEETING DATE        06-Jul-2006
    ISIN                       GB00B01FLL16                                     AGENDA              701000452 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    1.           Receive and adopt the accounts for the YE 31 MAR 2006                  Management  For               *

    2.           Grant authority for the payment of a final dividend for the YE 31      Management  For               *
                 MAR 2006

    3.           Approve the Directors' remuneration report                             Management  For               *

    4.           Re-appoint Mr. Toby Courtauld as a Director of the Company             Management  For               *

    5.           Re-appoint Mr. John Edgcumbe as a Director of the Company              Management  For               *

    6.           Re-appoint Mr. Timon Drakesmith as a Director of the Company           Management  For               *

    7.           Re-appoint Deloitte & Touche LLP as the Auditors                       Management  For               *

    8.           Authorize the Directors to agree the remuneration of the Auditors      Management  For               *

    9.           Approve the amendments to the rules of the Great Portland              Management  For               *
                 Estates plc Long-Term Incentive Plan  LTP  as specified and the
                 LTIP performance conditions as specified in respect to further grants under the LTIP

    10.          Approve the rules of the Great Portland Estates Share Matching         Management  For               *
                 Plan 2006  SMP  as specified and authorize the Directors to make such modifications to the SMP as they may consider appropriate to take account of the requirements of the UK Listing Authority and best practice and to adopt the plan as so modified and to do all such acts and things as they may consider appropriate to implement the SMP and establish further plans based on the SMP but modified to take account of local tax, exchange control or securities laws in overseas territories provided that any shares made available under such further plans are treated as counting against the limits on individual or overall participation in the SMP

    11.          Authorize the Directors, pursuant to and in accordance with            Management  For               *
                 Section 80 of the Act, to exercise all the powers of the Company to allot and to make offers or agreements to allot relevant securities  Section 80(2) of the Act  up to an aggregate nominal value of GBP 6,792,446;  Authority expires the earlier of the conclusion of the next AGM of the Company or on 05 OCT 2007 ;
                 and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

    S.12         Authorize the Directors, subject to the passing of Resolution 11       Management  For               *
                 and pursuant to Section 95 of the Act, to allot equity securities
                 Section 94 of the Act  for cash and allot equity securities  Section
                 94(3A) of the Act  in either case, disapplying the statutory pre-
                 emption rights  Section 89(1) of the Act , provided that this power is limited to the allotment of equity securities: a) in connection with a rights issue or other pre-emptive issue in favor of ordinary shareholders; and b) up to an aggregate nominal value of GBP
                 1,019,886;  Authority expires the earlier of the conclusion of the next AGM of the Company or on 05 OCT 2007 ; and all previous authorities under Section 95 of the Act shall cease to have effect and authorize the Directors to allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

    S.13         Authorize the Company, in accordance with Article 11 of the            Management  For               *
                 Company's Articles of Association to make market purchases
                 Section 163(3) of the Act  of up to 24,460,967 ordinary shares, at a minimum price of 12 1/2p, being the nominal value of shares, in each case exclusive of expenses and the maximum price at which shares may be purchased shall not be more than the higher of an amount equal to 5% above the average middle market quotations for such shares derived from the London Stock Exchange Daily
                 Official List, over the previous 5 business days preceding the;
                 Authority expires the earlier of the conclusion of the next AGM of the Company or on 05 OCT 2007 ; the Company, before the
                 expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry

                      *MANAGEMENT POSITION UNKNOWN
------------------------------------------------------------------------------------------------------------------------------------
    CHINA OVERSEAS LAND & INVESTMENT LTD
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   Y15004107                                        MEETING TYPE        ExtraOrdinary General Meeting
    TICKER SYMBOL                                                               MEETING DATE        12-Jul-2006
    ISIN                       HK0688002218                                     AGENDA              701024820 - Management

------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    1.           Authorize the Directors, subject to the Listing Committee of The       Management  For               *
                 Stock Exchange of Hong Kong Limited granting listings of, and permission to deal in, the Warrants  as hereinafter defined  and any shares in the capital of the Company falling to be issued upon any exercise of the subscription rights attaching to the Warrants, to create warrants  Warrants  in registered form to subscribe, at the initial subscription price of HKD 4.5 per share, subject to adjustment, for shares in the share capital of the Company subject to the terms and conditions set out in the warrant instrument and such warrants could be exercised during the period of 1 year from the date on which the dealings in the Warrants commence  which is expected to be the period from 18 JUL 2006 to 17 JUL 2007
                 both days inclusive   and to issue the same by way of bonus to
                 and among the persons who were registered as the shareholders of the Company on 12 JUL 2006 the Record Date  in the
                 proportion of 1 warrant for every 8 shares then held carrying the the Warrants or any of them and to do all such acts and things as the Directors of the Company consider necessary or expedient to give effect to the foregoing arrangements

                      *MANAGEMENT POSITION UNKNOWN
------------------------------------------------------------------------------------------------------------------------------------
    CHINA OVERSEAS LAND & INVESTMENT LTD
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   Y15004107                                        MEETING TYPE        ExtraOrdinary General Meeting
    TICKER SYMBOL                                                               MEETING DATE        12-Jul-2006
    ISIN                       HK0688002218                                     AGENDA              701024894 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    1.           Approve and ratify the CSCEC Group Engagement Agreement  as            Management  For               *
                 specified  and the continuing connected transaction contemplated thereunder and the implementation thereof and also the Cap  as specified  for the 3 FYE 31 DEC 2008; authorize any 1 Director of the Company, or any 2 Directors of the Company if the affixation of the common seal is necessary, for and on behalf of the
                 Company to execute all such other documents, instruments and agreements and to do all such acts and things deemed by him/her to be incidental to, ancillary to or in connection with the matters contemplated in the CSCEC Group Engagement Agreement


                      *MANAGEMENT POSITION UNKNOWN
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    BRITISH LD CO PLC
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   G15540118                                        MEETING TYPE        Annual General Meeting
    TICKER SYMBOL                                                               MEETING DATE        14-Jul-2006
    ISIN                       GB0001367019                                     AGENDA              701023157 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    1.           Receive the report of the Directors and audited reports for the YE     Management  For               *
                 31 MAR 2006

    2.           Declare a final dividend for the YE 31 MAR 2006 of 11.8 pence          Management  For               *
                 per share

    3.           Re-elect Sir John Ritblat as a Director                                Management  For               *

    4.           Re-elect Mr. Michael Cassidy as a Director                             Management  For               *

    5.           Re-elect Mr. Robert Swannell as a Director                             Management  For               *

    6.           Re-elect Dr. Christopher Gibson-Smith as a Director                    Management  For               *

    7.           Re-elect Mr. David Michels as a Director                               Management  For               *

    8.           Re-elect Lord Turnbull as a Director                                   Management  For               *

    9.           Re-elect Ms. Kate Swann as a Director                                  Management  For               *

    10.          Elect Mr. Andrew Jones as a Director                                   Management  For               *

    11.          Elect Mr. Tim Roberts as a Director                                    Management  For               *

    12.          Re-appoint Deloitte & Touche LLP as the Auditors                       Management  For               *

    13.          Authorize the Directors to fix the remuneration of the Auditors        Management  For               *

    14.          Approve  the  remuneration  report as  specified  in the annual        Management  For               *
                 report  and accounts  2006 and the policy set out therein

    15.          Approve to renew the Directors' authority to allot unissued share      Management  For               *
                 capital or convertible securities of the Company, granted by shareholders on 15 JUL 2005 pursuant to Section 80 of the
                 Companies Act 1985, of GBP 43,192,578

    S.16         Approve to partially waive the pre-emption rights held by existing     Management  For               *
                 shareholders which attach to future issues for cash of equity securities of the Company, by virtue of Section 89 of the
                 Companies Act 1985, GBP 6,489,828

    S.17         Authorize the Company to exercise its power to purchase                Management  For               *
                 51,918,628 of its own shares, pursuant to the Articles of
                 Association of the Company

    18.          Approve the new performance plan to be known as The British            Management  For               *
                 Land Company PLC Fund Mangers Performance Plan
                 Performance Plan

    19.          Approve the new matching  share plan to be known as The British        Management  For               *
                 Land Company PLC Matching Share Plan Matching Share Plan

    20.          Approve the amendments to The British Land Company Long                Management  For               *
                 Term Incentive Plan  LTIP

    21.          Authorize the Directors of the Company to establish further plans      Management  For               *
                 for overseas employees based on the Performance Plan and the
                 Matching Share Plan but as modified to take account of local tax, exchange control and securities laws in overseas territories provided that any shares made available under such further plans are treated as counting against limits on individual or overall participation in the Performance Plan and the Matching Share
                 Plan respectively


                      *MANAGEMENT POSITION UNKNOWN
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    LAND SECURITIES GROUP PLC  R.E.I.T
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   G5375M118                                        MEETING TYPE        Annual General Meeting
    TICKER SYMBOL                                                               MEETING DATE        19-Jul-2006
    ISIN                       GB0031809436                                     AGENDA              701025480 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    1.           Receive the report and financial statements for the YE 31 MAR          Management  For               *
                 2006, together with the report of the Auditors

    2.           Approve to confirm the interim dividend paid in the year and           Management  For               *
                 authorize the payment of a final dividend for the year of 28.55p per share

    3.           Approve the Directors' remuneration report for the YE 31 MAR           Management  For               *
                 2006

    4.           Re-appoint Mr. Martin Greenslade as a Director                         Management  For               *

    5.           Re-elect Mr. Peter Birch as a Director                                 Management  For               *

    6.           Re-elect Sir. Winfried Bischoff as a Director                          Management  For               *

    7.           Re-elect Mr. David Rough as a Director                                 Management  For               *

    8.           Re-elect Mr. Ian Ellis as a Director                                   Management  For               *

    9.           Re-appoint PricewaterhouseCoopers LLP as the Auditors of the           Management  For               *
                 Company for the ensuing year

    10.          Authorize the Directors to determine the remuneration of the           Management  For               *
                 Auditors

    11.          Authorize the Directors, in accordance with Section 80 of the          Management  For               *
                 Companies Act 1985, to allot relevant securities  Section 80(2)  up to an aggregate nominal amount of GBP 13,067,933;  Authority expires the conclusion of the next AGM of the Company ; the
                 Company may make an offer or agreement which would or might require the relevant securities to be allotted and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

    S.12         Authorize the Directors, pursuant to Section 95 of the Companies       Management  For               *
                 Act 1985, to allot equity securities  Section 94 of that Act  for cash pursuant to the authority conferred by Resolution 11 and/or where such allotment constitutes an allotment of equity securities by virtue of Section 94(3A) of the said Act, disapplying the statutory pre-emption rights  Section 89(1) , provided that this power is limited to the allotment of equity securities: i) in connection with a right issue, open offer or other offer of securities in favour of the holders of the ordinary shares; ii) up to an aggregate nominal amount of GBP 2,346,603;  Authority expires the conclusion of the next AGM of the Company ; the Company may make an offer or agreement which would or might require the equity securities to be allotted and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

    S.13         Authorize the Company to purchase its own ordinary shares by           Management  For               *
                 way of market purchase  Section 163(3) of the Companies Act
                 1985  of up 46,932,066 ordinary shares of 10p, at a minimum price of 10p and up to 105% of the average middle market
                 quotations for such shares derived from the London Stock
                 Exchange Daily Official List, over the previous 5 business days;
                 Authority expires the earlier of the conclusion of the next AGM of the Company to be held in 2007 or any adjournment thereof or 18 months ; the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry

                      *MANAGEMENT POSITION UNKNOWN
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    HELICAL BAR PLC, LONDON
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   G43904195                                        MEETING TYPE        Annual General Meeting
    TICKER SYMBOL                                                               MEETING DATE        20-Jul-2006
    ISIN                       GB00B0FYMT95                                     AGENDA              701029096 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    1.           Receive and approve the financial statements of the Company for        Management  For               *
                 the YE 31 MAR 2006 together with the reports of the Directors and the Auditors thereon

    2.           Declare a final dividend of 2.45 pence per ordinary  share,  as        Management  For               *
                 recommended by the Directors of the Company

    3.           Re-elect Mr. C.G.H. Weaver as a Director of the Company in             Management  For               *
                 accordance with the Combined Code

    4.           Re-elect Mr. A. Gulliford as a Director of the Company                 Management  For               *

    5.           Re-elect Mr. A.R. Beevor as a Director of the Company, who             Management  For               *
                 retires by rotation

    6.           Re-elect Mr. M.E. Slade as a Director of the Company, who retires      Management  For               *
                 by rotation

    7.           Re-elect Mr. N.G. McNair Scott as a Director of the Company            Management  For               *

    8.           Re-appoint Grant Thornton UK LLP as the Auditors to hold the           Management  For               *
                 office until the conclusion of the next general meeting of the
                 Company at which the accounts are laid before the Company

    9.           Authorize the Directors to fix the remuneration of the Auditors        Management  For               *

    10.          Approve the Directors remuneration report for the YE 31 MAR            Management  For               *
                 2006

    11.          Authorize the Directors, in substitution for any existing authority    Management  For               *
                 and for the purpose of Section 80 of the Companies Act 1985  the
                 Act , to allot relevant securities  Section 80 of the Act  up to an aggregate nominal amount of GBP 314,573;  Authority expires on
                 19 JUL 2006 ; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

    S.12         Authorize the Directors, in substitution for any existing authority,   Management  For               *
                 subject to the passing of Resolution 11 and pursuant to Section
                 95(1) of the Companies Act 1985  the Act , to allot equity securities  Section 94 of the Act  for cash pursuant to the authority conferred by Resolution 11, disapplying the statutory pre-emption rights  Section 89(1) of the Act , provided that this power is limited to the allotment of equity securities; sell relevant shares  Section
                 94(5) of the Act  in the Company if, immediately before the sale, such shares are held by the Company as treasury shares  Section
                 162A(3) of the Act   Treasury Shares  for cash  Section 162D(2) of
                 the Act , as if Section 89(1) of the Act did not apply to any such sale, provided that such power shall limited to the allotment of equity securities and the sale of treasury shares: a) in connection with a rights issue in favor of ordinary shareholders; and b) up to an aggregate nominal amount of GBP 47,185;  Authority expires on 19 JUL 2007 ; and the Dire

    S.13         Authorize the Company, for the purpose of Section 166 OF THE           Management  For               *
                 COMPANIES ACT 1985  THE ACT , TO MAKE ONE OR MORE MARKET
                 PURCHASES  SECTION 163(3) OF THE ACT OF UP TO 9,427,755 ORDINARY
                 SHARES, AT A MINIMUM PRICE OF 1 PENCE EACH (EXCLUSIVE OF
                 EXPENSES, IF ANY) AND UP TO 105% OF THE AVERAGE MIDDLE MARKET
                 QUOTATIONS FOR SUCH SHARES DERIVED FROM THE LONDON STOCK
                 EXCHANGE DAILY OFFICIAL LIST, OVER THE PREVIOUS 5 BUSINESS DAYS;
                 AUTHORITY EXPIRES THE EARLIER OF THE CONCLUSION OF THE AGM OF THE
                 COMPANY OR 30 SEP 2007 ; THE COMPANY, BEFORE THE EXPIRY, MAY
                 MAKE A CONTRACT TO PURCHASE ORDINARY SHARES WHICH WILL OR MAY BE
                 EXECUTED WHOLLY OR PARTLY AFTER SUCH EXPIRY

                      *MANAGEMENT POSITION UNKNOWN
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    KERRY PROPERTIES LTD
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   G52440107                                        MEETING TYPE        Special General Meeting
    TICKER SYMBOL                                                               MEETING DATE        30-Aug-2006
    ISIN                       BMG524401079                                     AGENDA              701046509 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    1.           Approve and ratify the contracts  as specified  and the                Management  For               *
                 transactions contemplated thereunder and authorize the Board of
                 Directors of the Company to take all such actions as it considers necessary or desirable to implement and give effect to the contracts and the transactions contemplated thereunder

                      *MANAGEMENT POSITION UNKNOWN
------------------------------------------------------------------------------------------------------------------------------------
    ALLGREEN PROPERTIES LTD
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   Y00398100                                        MEETING TYPE        ExtraOrdinary General Meeting
    TICKER SYMBOL                                                               MEETING DATE        30-Aug-2006
    ISIN                       SG1G61871305                                     AGENDA              701047688 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    1.           Authorize the Company to participate in the joint venture of Tianjin   Management  For               *
                 Kerry Real Estate Development Company Limited through its
                 wholly-owned subsidiary Allgreen Properties (Tianjin) Pte. Limited
                 (APT) in accordance with the terms and conditions of the
                 Agreement in respect of increase of investment and transfer of shareholding interests and debt and the Joint Venture Agreement, both entered into on 01 JUN 2006 between APT, Kerry  Tianjin
                 Limited and Kerry Properties  Tianjin  Limited  as either may be amended, modified, varied or supplemented as the parties there
                 to may hereafter deem fit   collective, the Proposed Joint Venture ;
                 and authorize the Directors of the Company to take all necessary steps and to negotiate, finalize and enter into all transactions, arrangements and Agreements and to execute all such
                 documents  including but not limited to the execution of application forms and transfers  with full and discretionary powers to make or assent to any modifications or amendments thereto in any manner they

                      *MANAGEMENT POSITION UNKNOWN
------------------------------------------------------------------------------------------------------------------------------------
    SHANGRI-LA ASIA LTD
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   G8063F106                                        MEETING TYPE        Special General Meeting
    TICKER SYMBOL                                                               MEETING DATE        01-Sep-2006
    ISIN                       BMG8063F1068                                     AGENDA              701047222 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    1.           Re-elect the retiring Director                                         Management  For               *

    2.           Ratify and approve the Contracts and the transactions                  Management  For               *
                 contemplated thereunder and authorize the Board of Directors to take all such actions as it considers necessary or desirable to implement and give effect to the Contracts and the transactions contemplated thereunder

                      *MANAGEMENT POSITION UNKNOWN
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    QUINTAIN ESTATES AND DEVELOPMENT PLC
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   G73282108                                        MEETING TYPE        Annual General Meeting
    TICKER SYMBOL                                                               MEETING DATE        05-Sep-2006
    ISIN                       GB0007184442                                     AGENDA              701046953 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    1.           Receive and adopt the Director's report and the audited accounts       Management  For               *
                 to YE 31 MAR 2006

    2.           Declare a final dividend of 7.25 pence per share                       Management  For               *

    3.           Approve and adopt the remuneration report                              Management  For               *

    4.           Approve and adopt the Audit Committee report                           Management  For               *

    5.           Re-elect Lady Judge as a Director                                      Management  For               *

    6.           Re-elect Mr. Martin Meech as a Director                                Management  For               *

    7.           Re-elect Mr. Adrian Wyatt as a Director                                Management  For               *

    8.           Re-elect Mr. Nigel Ellis as Chairman of the Company                    Management  For               *

    9.           Re-elect Mr. David Pangbourne as the Chairman of the Audit             Management  For               *
                 Committee

    10.          Re-elect Mr. Martin Meech as the Chairman of the Remuneration          Management  For               *
                 Committee

    11.          Re-appoint KMPG Audit PLC as the Auditors of the Company               Management  For               *

    12.          Authorize the Directors to fix the remuneration of the Auditors        Management  For               *

    S.13         Authorize the Directors to issue equity or equity-linked securities    Management  For               *
                 with pre-emptive rights up to aggregate nominal amount of GBP
                 500,000  nominal value of shares to be issued in respect of outstanding convertibles  otherwise up to GBP 10,774,576

    14.          Grant authority to issue equity or equity-linked securities without    Management  For               *
                 pre-emptive rights up to aggregate nominal amount of GBP
                 1,616,186 and to disapply 5% statutory pre-emptive rights

    15.          Authorize  the  Company  to make  market  purchases  of its own        Management  For               *
                 shares  of  12,929,491  ordinary  shares  for market purchase

                      *MANAGEMENT POSITION UNKNOWN
------------------------------------------------------------------------------------------------------------------------------------
    KERRY PROPERTIES LTD
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   G52440107                                        MEETING TYPE        Special General Meeting
    TICKER SYMBOL                                                               MEETING DATE        24-Oct-2006
    ISIN                       BMG524401079                                     AGENDA              701075245 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    1.           Approve and ratify the Agreements as specified  and the                Management  For               *
                 transactions contempl ated thereunder and authorize the Board of
                 Directors of the Company to take all such actions as it considers necessary or desirable to implement and give effect to the agreements and the transactions contemplated thereunder

                      *MANAGEMENT POSITION UNKNOWN
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    WING TAI HOLDINGS LTD
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   V97973107                                        MEETING TYPE        Annual General Meeting
    TICKER SYMBOL                                                               MEETING DATE        26-Oct-2006
    ISIN                       SG1K66001688                                     AGENDA              701073912 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    1.           Receive and adopt the audited accounts for the FYE 30 JUN 2006         Management  For               *
                 and the reports of the Director and the Auditors thereon

    2.           Declare a first and final dividend of 3 cents per share and a          Management  For               *
                 special dividend of 3 cents per share, less 20% Singapore income tax for the FYE 30 JUN 2006

    3.           Approve the Directors' fees for the FYE 30 JUN 2006                    Management  For               *

                 Acknowledge the retirement of Mr. Christopher Patrick Langley as       Non-Voting
                 a Director, who retires under Article 107 in accordance with the
                 Company's Articles of Association

    4.           Re-elect Mr. Cheng Wai Keung as a Director, who retires under          Management  For               *
                 Article 107 in accordance with the Company's Articles of
                 Association

    5.           Re-elect  Mr.  Boey Tak Hap as a Director,  who  retires  under        Management  For               *
                 Article 107 in accordance  with the Company's Articles of
                 Association

    6.           Re-appoint   PricewaterhouseCoopers  as  the  Auditors  of  the        Management  For               *
                 Company and  authorize  the  Directors to fix their remuneration

    7.           Re-appoint,  pursuant to Section  153(6) of the  Companies  Act        Management  For               *
                 Chapter  50 , Mr.  Phua Bah Lee as a Director until the next AGM

    8.           Re-appoint,  pursuant to Section  153(6) of the  Companies  Act        Management  For               *
                 Chapter  50 , Mr.  Lee  Han  Yang  as a Non- Executive Director
                 until the next AGM

    9.           Authorize the Directors, pursuant to Section 161 of the Companies      Management  For               *
                 Act  Chapter 50  and the listing rules of the Singapore Exchange
                 Securities Trading Limited, to issue shares and convertible securities in the capital of the Company  whether by way of rights, bonus or otherwise  at any time to such persons and upon such terms and conditions and for such purposes as the Directors may in their absolute discretion deem fit, provided that: (i) the aggregate number of shares and convertible securities to be issued pursuant to this Resolution does not exceed 50% of the issued share capital of the Company, of which the aggregate number of shares and convertible securities to be issued other than on a pro-rata basis to the Shareholders of the Company does not exceed 20% of the issued share capital of the Company; and
                 for the purpose of this Resolution, the issued share capital shall be the issued share capital of the Company at the time this
                 Resolution is passed,  after adjusting for new shares arising from the conver


    10.          Authorize the Directors, pursuant to Section 161 of the Companies      Management  For               *
                 Act  Chapter 50 , to issue and allot shares in the Company pursuant to the exercise of options granted in connection with or pursuant to the terms and conditions of the Wing Tai Holdings
                 Limited  2001  Share Option Scheme approved by shareholders of the Company in general meeting on 31 AUG 2001 and as may be amended from time to time  the 2001 Scheme  and, pursuant to the 2001 Scheme, to make and grant offers, agreements and
                 options which would or may require shares to be issued and allotted, whether during the continuance of this authority or thereafter, upon such terms and conditions as the Directors may in their absolute discretion deem fit


                 Transact any other business                                            Non-Voting
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    WING TAI HOLDINGS LTD
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   V97973107                                        MEETING TYPE        ExtraOrdinary General Meeting
    TICKER SYMBOL                                                               MEETING DATE        26-Oct-2006
    ISIN                       SG1K66001688                                     AGENDA              701073924 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    S.1          Amend: Clause 5 of the Memorandum of Association of the                Management  For               *
                 Company, Articles 2, 5, 7,12, 16A, 19, 26, 29, 48, 53, 54, 56, 58,
                 60, 80, 112 and 135 of the Articles of Association of the Company
                 [Articles] and insert new Article 16B into the Articles, as specified

    2.           Authorize the Directors of the Company [Directors], for the            Management  For               *
                 purposes of the Companies Act, Chapter 50 of Singapore
                 Companies Act, to purchase or otherwise  acquire issued ordinary shares of the Company [Shares] not exceeding in aggregate the maximum limit [as specified], at such price(s) as may be
                 determined by the Directors from time to time up to the maximum price [as specified], whether by way of: i) market purchase(s) each a Market Purchase  on the Singapore  Exchange Securities
                 Trading Limited [SGX-ST]; and/or ii) off-market purchase(s)  each an Off-Market Purchase  in accordance with any equal access scheme(s) as may be determined or formulated by the Directors as they consider fit, which scheme(s) shall satisfy all the conditions prescribed by the Companies Act, and otherwise in accordance with all other laws and regulations, including but not limited to, the provisions of the Companies Act and listing rules of the SGX-ST as may for the time being be applicable, generally and unconditionally [Share Pur


                      *MANAGEMENT POSITION UNKNOWN
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    HANG LUNG PROPERTIES LTD
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   Y30166105                                        MEETING TYPE        Annual General Meeting
    TICKER SYMBOL                                                               MEETING DATE        09-Nov-2006
    ISIN                       HK0101000591                                     AGENDA              701080006 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    1.           Receive and approve the financial statements and reports of the        Management  For               *
                 Directors and Auditors for the YE 30 JUN 2006

    2.           Declare the final dividend recommended by the Directors                Management  For               *

    3.A          Re-elect Mr. Ronald J. Arculli as a Director                           Management  For               *

    3.B          Re-elect Ms. Laura L. Y. Chen as a Director                            Management  For               *

    3.C          Re-elect Mr. P. W. Liu as a Director                                   Management  For               *

    3.D          Re-elect Mr. Nelson W. L. Yuen as a Director                           Management  For               *

    3.E          Authorize the Board of Directors to fix the Directors' fees            Management  For               *

    4.           Re-appoint KPMG as the Auditors of the Company and authorize           Management  For               *
                 the Directors to fix their fee

    S.5.A        Approve to redesignate each of the existing ordinary share of HKD      Management  For               *
                 1.00 in the capital of the Company  issued and unissued  as shares of HKD 1.00 each

    S.5.B        Approve to redesignate the remaining 80,000 convertible                Management  For               *
                 cumulative preference shares of HKD 7,500.00 each in the capital of the Company  Convertible Preference Shares  as shares of
                 HKD 1.00 each; and Amend the authorized share capital of the
                 Company of HKD 6,000,000,000.00  comprising 5,400,000,000
                 shares of HKD 1.00 each and 80,000 Convertible Preference
                 Shares of HKD 7,500.00 each  to 6,000,000,000 shares of HKD
                 1.00 each

    S.5.C        Amend Article 184 of the Articles of Association of the Company        Management  For               *
                 as specified

    6.A          Authorize the Directors of the Company, during the relevant period     Management  For               *
                 as specified , to purchase shares in the capital of the Company, the aggregate nominal amount of shares of the Company which may be purchased by the Company on The Stock Exchange of
                 Hong Kong Limited  Stock Exchange  or on any other stock
                 exchange recognized for this purpose by the Securities and
                 Futures Commission and The Stock Exchange under the Hong
                 Kong Code on share repurchases pursuant to the approval shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution; and  Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM is to be held by Law

    6.B          Authorize the Directors of the Company: pursuant to Section 57B        Management  Against           *
                 of the Companies Ordinance  as specified in Resolution 6A(c) in the Notice of the Meeting  to allot, issue and deal with additional shares in the capital of the Company and to allot, issue or grant securities convertible into shares in the capital of the Company or options, warrants or similar rights to subscribe for any such shares or such convertible securities and to make or grant offers, agreements and options which might require the exercise of such powers; and the aggregate nominal amount of share capital
                 allotted or agreed conditionally or unconditionally to be allotted whether pursuant to an option or otherwise  by the Directors of the
                 Company pursuant to the approval above, otherwise than
                 pursuant to: i) a rights issue; or ii) the exercise of rights or subscription or conversion under the terms of any warrants issued by the Company or any securities which are convertible into shares of the Company; or iii) any option scheme or similar arrangement for the time being adopted for the grant or issue of shares or rights to acquire shares of the Company; or iv) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Articles of Association of the Company, shall not exceed the aggregate of:
                 aa) 20% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution plus; bb) if the Directors are so authorized by a separate ordinary resolution of the shareholders of the Company as specified as Resolution 6C in the notice of the meeting, the nominal amount of the share capital of the Company repurchased by the Company subsequent to the passing of this resolution, up to a maximum equivalent to 10% of the aggregate nominal amount of the share capital of the Company in issu

    6.C          Authorize the Directors of the Company to reissuance of the            Management  For               *
                 repurchased shares

                 Other business                                                         Non-Voting
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    SINO LAND CO LTD
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   Y80267126                                        MEETING TYPE        Annual General Meeting
    TICKER SYMBOL                                                               MEETING DATE        16-Nov-2006
    ISIN                       HK0083000502                                     AGENDA              701081022 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    1.           Receive and approve the audited  financial  statements  and the        Management  For               *
                 Directors and the Auditors  reports for the YE 30 JUN 2006

    2.           Declare a final dividend                                               Management  For               *

    3.A          Re-elect Mr. Robert Ng Chee Siong as a Director                        Management  For               *

    3.B          Re-elect Mr. Allan Zeman as a Director                                 Management  For               *

    3.C          Re-elect Mr. Yu Wai Wai as a Director                                  Management  For               *

    3.D          Authorize the Board to fix the remuneration of the Directors           Management  For               *

    4.           Re-appoint Messrs. Deloitte Touche Tohmatsu as the Auditors for        Management  For               *
                 the ensuing year and  authorize  the Board to fix their
                 remuneration

    5.1          Authorize the Directors of the Company to repurchase shares of         Management  For               *
                 the Company during the relevant period, on The Stock Exchange of Hong Kong Limited  the Stock Exchange  or any other stock exchange on which the shares of the Company may be listed and recognized by the Securities and Futures Commission and the
                 Stock Exchange for this purposes, subject to and in accordance with all applicable laws and requirements of the Rules Governing the Listing of Securities on the Stock Exchange or of any other stock exchange as amended from time to time, not exceeding
                 10% of the aggregate nominal amount of the issued share capital of the Company; and  Authority expires the earlier of the
                 conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is to be held by law


    5.2          Authorize the Directors of the Company to allot, issue and deal        Management  Against           *
                 with additional shares of the Company, to allot, issue or grant securities of the Company, including bonds, debentures and notes convertible into shares of the Company and make or grant offers, agreements and options during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the issued share capital of the Company otherwise than pursuant to any shares which may be issued on the exercise of the subscription rights under the Company's warrants or pursuant to any scrip dividend scheme or pursuant to a rights issue or pursuant to the exercise of any share options scheme adopted by the Company or pursuant to any rights of conversion under any existing convertible bonds, debentures or notes of the Company, and provided further that these powers of the Directors and this general mandate shall be subject to the restrictions that the aggregate nominal amount of shares allotted or agreed to be allotted or issued pursuant the


    5.3          Approve, conditional upon the passing of Resolutions 5.1 and 5.2,      Management  For               *
                 to add the aggregate nominal amount of the share capital of the
                 Company repurchased by the Company pursuant to Resolution
                 5.1  up to a maximum 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of this resolution , to the aggregate nominal amount of the share capital of the Company that may be allotted pursuant to Resolution 5.2

                      *MANAGEMENT POSITION UNKNOWN
------------------------------------------------------------------------------------------------------------------------------------
    GREAT PORTLAND ESTATES PLC R.E.I.T.
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   G40712179                                        MEETING TYPE        ExtraOrdinary General Meeting
    TICKER SYMBOL                                                               MEETING DATE        13-Dec-2006
    ISIN                       GB00B01FLL16                                     AGENDA              701105846 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    S.1          Amend, with effect from [and including] 01 JAN 2007, the Articles      Management  For               *
                 of Association by inserting of Article 3A of the Article of
                 Assocation, as specified

                      *MANAGEMENT POSITION UNKNOWN
------------------------------------------------------------------------------------------------------------------------------------
    HAMMERSON PLC
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   G4273Q107                                        MEETING TYPE        ExtraOrdinary General Meeting
    TICKER SYMBOL                                                               MEETING DATE        13-Dec-2006
    ISIN                       GB0004065016                                     AGENDA              701106583 - Management

------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    S.1          Amend, with effect from [and including] the first day of the first     Management  For               *
                 accounting period following the date of this Resolution in respect of which the Company has given a valid notice under the Section
                 109 of the Finance Act 2006, the Articles of Association by the
                 inserting the new Article 144A following Article 144 as specified

                      *MANAGEMENT POSITION UNKNOWN
------------------------------------------------------------------------------------------------------------------------------------
    LAND SECURITIES GROUP PLC  R.E.I.T
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   G5375M118                                        MEETING TYPE        ExtraOrdinary General Meeting
    TICKER SYMBOL                                                               MEETING DATE        15-Dec-2006
    ISIN                       GB0031809436                                     AGENDA              701107193 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    S.1          Amend, with effect from [and including] the first day of the first     Management  For               *
                 specified accounting period following the date of this resolution in respect of which the Company has given a valid notice under
                 Section 109 of the Finance Act 2006, the Articles of Association
                 by inserting the new Article 41A immediately following Article 41 as specified

                      *MANAGEMENT POSITION UNKNOWN
------------------------------------------------------------------------------------------------------------------------------------
    BRITISH LD CO PLC
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   G15540118                                        MEETING TYPE        ExtraOrdinary General Meeting
    TICKER SYMBOL                                                               MEETING DATE        20-Dec-2006
    ISIN                       GB0001367019                                     AGENDA              701111279 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    S.1          Amend, with effect from [and including] the first day of the first     Management  For               *
                 accounting period following the date of this resolution in respect of which the Company has given a valid notice under Section 109 of the Finance Act 2006, the Articles of Association by inserting the new Article 175 following Article 174, as specified

                      *MANAGEMENT POSITION UNKNOWN
------------------------------------------------------------------------------------------------------------------------------------
    DERWENT LONDON PLC, LONDON
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   G27300105                                        MEETING TYPE        ExtraOrdinary General Meeting
    TICKER SYMBOL                                                               MEETING DATE        08-Jan-2007
    ISIN                       GB0002652740                                     AGENDA              701118540 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    1.           Approve: the merger with London Merchant Securities Plc; and to        Management  For               For
                 increase the authorized share capital of the Company from GBP
                 3,550,000 to GBP 6,036,850; and authorize the Directors of the
                 Company to issue equity with pre-emptive rights up to GBP
                 2,486,850 in connection with the merger

    2.           Approve  the  increase  in the  remuneration  of  Non-Executive        Management  For               For
                 Directors of the Company to GBP 400,000

    S.3          Approve to change the name of the Company to Derwent London            Management  For               For
                 Plc
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
    CITYCON OYJ
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   X1422T116                                        MEETING TYPE        ExtraOrdinary General Meeting
    TICKER SYMBOL                                                               MEETING DATE        26-Jan-2007
    ISIN                       FI0009002471                                     AGENDA              701126600 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
                 IMPORTANT MARKET PROCESSING REQUIREMENT: A                             Non-Voting
                 BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
                 IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
                 VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE OF A
                 POA, MAY CAUSE YOUR INSTRUCTIONS TO BE REJECTED.
                 SHOULD YOU HAVE ANY QUESTIONS, PLEASE CONTACT
                 YOUR CLIENT SERVICE REPRESENTATIVE AT ADP. THANK
                 YOU.

                 MARKET RULES REQUIRE ADP TO DISCLOSE BENEFICIAL                        Non-Voting
                 OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF AN
                 ACCOUNT  HAS  MULTIPLE  BENEFICIAL  OWNERS,  YOU  WILL  NEED TO
                 PROVIDE THE BREAKDOWN OF EACH  BENEFICIAL  OWNER NAME,  ADDRESS
                 AND SHARE POSITION TO YOUR ADP CLIENT  SERVICE  REPRESENTATIVE.
                 THIS  INFORMATION  IS  REQUIRED  IN ORDER FOR ADP TO LODGE YOUR
                 VOTE.

    1.           Grant authority for a directed share issue                             Management
------------------------------------------------------------------------------------------------------------------------------------
    SHAFTESBURY PLC
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   G80603106                                        MEETING TYPE        Annual General Meeting
    TICKER SYMBOL                                                               MEETING DATE        08-Feb-2007
    ISIN                       GB0007990962                                     AGENDA              701128705 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    1.           Receive and adopt the audited financial statements for the YE 30       Management  For               For
                 SEP 2006 and the reports of the Directors and the Auditors

    2.           Approve the report on Directors' Remuneration for the YE 30 SEP        Management  For               For
                 2006

    3.           Declare a final dividend for the YE 30 SEP 2006 of 3.73p per           Management  For               For
                 ordinary share payable on 16 FEB 2007 to holders of ordinary shares registered at the close of business on 26 JAN 2007

    4.           Re-elect Mr. P. John Manser as a Director of the Company               Management  For               For

    5.           Re-elect Mr. John R.K. Emly as a Director of the Company               Management  For               For

    6.           Re-appoint PricewaterhouseCoopers LLP as the Auditors of the           Management  For               For
                 Company from the end of the meeting until the end of the next general meeting at which financial statements are laid before the
                 Company

    7.           Authorize the Directors to agree the remuneration of the Auditors      Management  For               For

    8.           Authorize the Directors, in substitution for all previous authorities  Management  For               For
                 pursuant to Section 80 of the Companies Act 1985 [the Act], to
                 allot relevant securities [Section 80(2) of the Act] up to an aggregate nominal amount of GBP 11,000,000 consisting of
                 44,000,000 ordinary shares of 25 pence each; [Authority expires the earlier of the conclusion of the next AGM or 15 months from 8
                 FEB 2007]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

    S.9          Authorize the Directors, in substitution of all unexercised existing   Management  For               For
                 powers, pursuant to Section 95 of the Act, to allot equity securities
                 [Section 94 the Act] for cash pursuant to the authority conferred by
                 Resolution 8, by way of the sale of treasury shares [Section 162A of the Act] for cash disapplying the statutory pre-emption rights
                 [Section 89(1) of the Act], provided that this power is limited to the allotment of equity securities: i) in connection with a rights issue or open offer or other issue or offer to ordinary shareholders; ii) up to an aggregate nominal value of GBP 1,650,000 consisting of
                 6,600,000 ordinary shares of 25 pence each; [Authority expires the earlier of the conclusion of the next AGM of the Company or
                 15 months from 8 FEB 2007]; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

    S.10         Authorize the Company, to make market purchases [Section               Management  For               For
                 163(3) of the Act] of up to 13,200,000 ordinary shares
                 [representing 10% of the issued share capital of the company as at 30 SEP 2006] of 25 pence each in the capital of the Company, at a minimum price of GBP 0.25 and not more than 5% above the average middle market quotations for such shares derived from the London Stock Exchange Daily Official List, over the previous 5 business days; [Authority expires the earlier of the conclusion of the AGM of the Company or 15 months from 8 FEB 2007]; and the
                 Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry

    11.          Authorize  the Company  and any  Company  which is or becomes a        Management  For               For
                 subsidiary  of the  Company,  pursuant  to  Section 347C of the
                 Act to make donations to EU political  organizations not
                 exceeding GBP 100,000 and to incur EU political expenditure not exceeding GBP 100,000, provided that any such donations  and/or
                 EU political expenditure  made or incurred by the Company does not exceed an aggregate of GBP 100,000; [Authority expires the earlier of the conclusion  of the  Company's  next AGM or 15
                 months from 8 FEB 2007];   and  the   Company's   policy   of
                 making  no  direct contributions to political parties shall remain unchanged
------------------------------------------------------------------------------------------------------------------------------------
    SHAFTESBURY PLC
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   G80603106                                        MEETING TYPE        ExtraOrdinary General Meeting
    TICKER SYMBOL                                                               MEETING DATE        19-Mar-2007
    ISIN                       GB0007990962                                     AGENDA              701150017 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    S.1          Amend the Company's Articles of Association by inserting the new       Management  For               For
                 Part VI Article 153 and the Articles 9.9, 19, 147, 182.2 and 182.3
                 as specified
------------------------------------------------------------------------------------------------------------------------------------
    STE DE LA TOUR EIFFEL
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   F92245103                                        MEETING TYPE        Annual General Meeting
    TICKER SYMBOL                                                               MEETING DATE        29-Mar-2007
    ISIN                       FR0000036816                                     AGENDA              701152148 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
                 PLEASE NOTE THAT THIS IS A MIX MEETING. THANK YOU.                                 Non-Voting

                 Registered Shares: 1 to 5 days prior to the meeting date, depends                  Non-Voting
                 on company's by-laws.Bearer Shares: 6 days prior to the meeting date. French Resident Shareowners must complete, sign and
                 forward the Proxy Card directly to the sub custodian.  Please contact your Client Service Representative to obtain the
                 necessary card, account details and directions.The following applies to Non-Resident Shareowners: Proxy Cards:  ADP will forward voting instructions to the Global Custodians that have become Registered Intermediaries, on ADP Vote Deadline Date.
                 In capacity as Registered Intermediary, the Global Custodian will sign the Proxy Card and forward to the local custodian. If you are unsure whether your Global Custodian acts as Registered
                 Intermediary, please contact ADP. Trades/Vote Instructions:
                 Since France maintains a Verification Period, for vote instructions submitted that have a trade transacted (sell) for either the full security position or a partial amount after the vote instruction has been submitted to AD

    O.1          Receive the Executive Board report, the Chairman and the               Management  For               For
                 Statutory Auditors report; approve the financial statements for the
                 FYE on 31 DEC 2006; grant final discharge to the Directors

    O.2          Approve the appropriation of the income, setting of the dividend to    Management  For               For
                 be paid on 06 APR 2007, or in case of a 2nd convening due to a lack of quorum, on 16 APR 2007

    O.3          Receive the Statutory Auditors report; approve the consolidated        Management  For               For
                 financial statements, for the FYE on 31 DEC 2006

    O.4          Receive the Statutory Auditors Special report; approve the             Management  For               For
                 agreements according to the Article L.225-38 and followings of the
                 Commercial Law

    O.5          Approve the setting of the amount of fees                              Management  For               For

    O.6          Ratify the co-option for Mr. Alain Dinin as a Director, replacing Mr.  Management  For               For
                 Renaud Haberkorn, who has resigned


    O.7          Approve the renewal of the mandate of Mr. Jerome Descamps as           Management  For               For
                 a Director

    O.8          Approve the renewal of the mandate of Mr. Mark Inch as a               Management  For               For
                 Director

    O.9          Approve the renewal of the mandate of Mr. Robert Waterland as a        Management  For               For
                 Director

    O.10         Approve the renewal of the mandate of Mr. Alain Dinin as a             Management  For               For
                 Director

    O.11         Receive the Executive Board's report, according to the Article         Management  For               For
                 225-209 of the Commercial Law, authorize the Executive Board to set up a Stock Exchange buy-back; approve to set the maximum number of shares that could be acquired to 10% of the number of shares that composed the capital

    E.12         Receive the Executive Board's report and the Statutory Auditors        Management  For               For
                 special report and according to the Articles L.225-129-2 and
                 L.228-92 of the Commercial Law, authorize the Board of Directors to increase the capital, in 1 or several times, by issuance of all investment securities that grant access to shares of the Company or by Incorporation of benefits or premiums, reserves and else;
                 maintenance of the shareholders preferential subscription right;
                 approve to set the total nominal amount of the increases of capital; grant powers to the Executive Board

    E.13         Receive the Executive Board's report and the Statutory Auditors        Management  For               For
                 Special report; according to the Articles L.225-129-2 and L.225-
                 135 of the Commercial Law, authorize the Board of Directors to increase the capital, in 1 or several times, by issuance of all investment securities that grant access to shares of the Company;
                 approve the cancellation of the shareholders preferential
                 subscription right, setting of the total nominal amount of the increases of capital, setting of the price of the issuance of shares;
                 grant powers to the Executive Board

    E.14         Receive the Executive Board's report and the Statutory Auditors        Management  For               For
                 Special report; approve to set the total nominal amount of the increases of capital and the investment securities that grant access to shares of the Company

    E.15         Receive the Executive Board's report and the Statutory Auditors        Management  For               For
                 Special report; authorize the Executive Board to increase the numbers of ordinary shares and investment securities decided, according to the 12th and 13th resolutions

    E.16         Receive the Executive Board's report and the Statutory Auditors        Management  For               For
                 Special report; authorize the Executive Board to proceed,
                 according to the Articles L.225-138 of the Commercial Law and
                 L.443-5 of the Fair Labour Standards Act, to increase the capital reserve for the representatives and employees of the Company and related Companies, Members of Corporate Savings Plan or a
                 Voluntary Save As You Earn Partner Scheme, within a limit of the maximum nominal amount; approve the cancellation of the
                 shareholders preferential subscription right; grant powers to the
                 Executive Board

    E.17         Receive the Executive Board's report and the Statutory Auditors        Management  For               For
                 Special report; authorize the Executive Board to allocate in 1 or several times, shares entitling to subscribe for new shares of the
                 Company to issue as capital increase or to buy existing shares for the benefit of the employees or representatives, within the limit of
                 1.5% of the capital, according to the Article L.225-178 of the
                 Commercial Law, renunciation of the shareholders to their
                 preferential subscription right, for beneficiaries of the options to subscribe; grant powers to the Executive Board

    E.18         Receive the Executive Board's report and the Statutory Auditors        Management  For               For
                 Special report; authorize the Executive Board, to give a certain amount of existing shares free of charge or to be issued, for the benefit of the representatives and or the employees of the
                 Company; grant powers to the Executive Board

    E.19         Grant powers for the formalities                                       Management  For               For
------------------------------------------------------------------------------------------------------------------------------------
    RENTA CORPORACION REAL ESTATE, SA, BARCELONA
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   E84737100                                        MEETING TYPE        Ordinary General Meeting
    TICKER SYMBOL                                                               MEETING DATE        29-Mar-2007
    ISIN                       ES0173365018                                     AGENDA              701152162 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT

                 PLEASE NOTE IN THE EVENT THE MEETING DOES NOT                          Non-Voting
                 REACH QUORUM, THERE WILL BE A SECOND CALL ON 30
                 MAR 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
                 WILL REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
                 IS AMENDED. THANK YOU.

    1.           Approve,  as the case may be,  of the  annual  accounts  of the        Management  For               For
                 Company and its  consolidated  group for the FYE 31 DEC 2006

    2.           Approve, as the case may be, of the individual and consolidated        Management  For               For
                 Management   reports  and  the  Company   Management, with
                 reference to the FYE 31 DEC 2006

    3.           Approve the application of profits of the FYE 31 DEC 2006              Management  For               For

    4.           Amend the Article 38 of the Articles of Association, in order to       Management  For               For
                 bring them into line with the Unified Code of Conduct, Cadigo
                 Conthe

    5.           Amend the Article 43 of the Articles of  Association,  in order        Management  For               For
                 to  bring it into line with the Unified Code of Conduct, Codigo
                 Conthe

    6.           Amend the Article 50 of the Articles of  Association,  in order        Management  For               For
                 to  bring it into line with the Unified Code of Conduct, Codigo
                 Conthe

    7.           Amend the Article 46 of the Articles of Association, in order to       Management  For               For
                 reinforce the compatibility of the exercise of administrative duties with the office of the Director

    8.           Approve a consolidation of the Articles of Association resulting       Management  For               For
                 from the amendments introduced in the Articles of Association as proposed in point 4 to 7 of the general meeting agenda

    9.           Amend the Articles 5, 8, 25 and 26 of the general meeting              Management  For               For
                 regulations, in order to bring them into line with the Unified Code of Conduct, Codigo Conthe, and approve a new consolidation of the regulations resulting from the modification of the Articles

    10.          Approve to accept the amendments introduced in the Board               Management  For               For
                 regulations, in order to bring it into line with the Unified Code of
                 Conduct, Codigo Conthe

    11.          Approve the 2006 and 2007 Incentive programs for the Directors,        Management  For               For
                 executives and employees and the distribution of shares of the
                 Company to the Directors and executives, according to the
                 inventive plans, in conformity with Article 130 and additional disposition 4 of the Spanish Limited Companies Consolidation Act,
                 Texto Refundido de la Ley de Sociedades Anonimas

    12.          Appoint Mr. D. Cesar Bardaji Vivancos as the Member of the             Management  For               For
                 Board with executive duties

    13.          Appoint Mr. D. Enric Venancio Fillat as the Member of the Board        Management  For               For
                 with executive duties

    14.          Approve the maximum remuneration per year for the Members of           Management  For               For
                 the Board, in conformity with Article 46 of the Articles of
                 Association

    15.          Re-appoint the Auditors of the Company and its consolidated            Management  For               For
                 group

    16.          Authorize the Board of Directors to carry out the derivative           Management  For               For
                 acquisition of own shares, either by the Company or via
                 subsidiaries, under the applicable legal provisions, rendering void for the amount not used the powers granted thereto by the general meeting held on 09 FEB 2006

    17.          Authorize the Board of Directors, within a 5 year period, to           Management  For               For
                 increase the corporate capital, all at once or in stages, up to a maximum amount equivalent to 50% of the corporate capital, for the amount and at the time as the Board may deem appropriate, with authority to exclude the preferential subscription rights, subsequently restating Article 5 of the Articles of Association, rendering void the authority granted thereto by the general meeting of shareholders dated 09 FEB 2006; all of it under the provisions of Section 153.1.b of the Spanish Limited Companies
                 Act

    18.          Authorize the Board of Directors to issue debentures, bonds and        Management  For               For
                 other fixed income securities, either simple or exchangeable and, or convertible into shares, warrants, promissory notes and preferred shares, with authority to exclude the preferential subscription rights; delegation of the necessary powers for the
                 Company to guarantee the issue of fixed income securities and warrants by its subsidiaries

    19.          Authorize the Board of Directors to depute the authority received,     Management  For               For
                 to request the listing and deregistration in the official secondary markets, domestic or foreign, of the shares, bonds an debentures, and any other securities issued or to be issued by the Company, as well as to adopt the resolutions needed to ensure the quotation of the shares, bonds or other outstanding securities of the
                 Company

    20.          Authorize the Board of Directors to proceed to the full                Management  For               For
                 development and execution of the above resolutions, with
                 authority to construe, rectify and complete them and to file them with the relevant registers, and to depute the powers received

    21.          Any other business                                                     Non-Voting
------------------------------------------------------------------------------------------------------------------------------------
    KLEPIERRE (EX-COMPAGNIE FONCIERE KLEPIERRE), PARIS
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   F5396X102                                        MEETING TYPE        Annual General Meeting

    TICKER SYMBOL                                                               MEETING DATE        05-Apr-2007
    ISIN                       FR0000121964                                     AGENDA              701157047 - Management
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    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
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                 A Verification Period exists in France. Please see                     Non-Voting
                 http://ics.adp.com/marketguide for complete information.
                 Verification Period:  Registered Shares: 1 to 5 days prior to the meeting date, depends on company's by-laws.  Bearer Shares: 6
                 days prior to the meeting date.    French Resident Shareowners
                 must complete, sign and forward the Proxy Card directly to the sub custodian. Please contact your Client Service Representative to obtain the necessary card, account details and directions.
                 The following applies to Non-Resident Shareowners:    Proxy
                 Cards: ADP will forward voting instructions to the Global
                 Custodians that have become Registered Intermediaries, on ADP
                 Vote Deadline Date. In capacity as Registered Intermediary, the
                 Global Custodian will sign the Proxy Card and forward to the local custodian. If you are unsure whether your Global Custodian acts
                 as Registered Intermediary, please contact ADP.    Trades/Vote
                 Instructions: Since France maintains a Verification Period, for vote instructions submitted that

                 PLEASE NOTE THAT THIS IS A MIX MEETING. THANK YOU.                     Non-Voting

    O.1          Receive the reports of the Executive Committee, the Supervisory        Management  For               For
                 Board and the Auditors and approve the Company's financial statements for the YE 31 DEC 2006, as specified, showing
                 income of EUR 198,465,415.77

    O.2          Receive the reports of the Executive Committee, the Supervisory        Management  For               For
                 Board and the Auditors and approve the consolidated financial statements for the said financial year, as specified, showing income of EUR 194,467,000.00

    O.3          Receive the special report of the Auditors on agreements               Management  For               For
                 governed by Article L.225-86 of the French Commercial Code, and approve the said report and the agreements referred to therein

    O.4          Receive the income for the FY be appropriated as follows: income       Management  For               For
                 for the financial year: EUR 198,465,415.77 plus the retained earnings of EUR 250,893,577.06; forming a distributable income of EUR 449,358,992.83 dividends: EUR 147,725,532.80; the
                 balance to the retained earnings: EUR 301,633,460.03, the
                 shareholders will receive a net dividend of EUR 3.20 per share;
                 this dividend will be paid on 13 APR 2007, the amount
                 corresponding to self-detained shares on such date, as well as the amount to which shareholders would have renounced, shall be allocated to the retained earnings account

    O.5          Appoint Mr. Dominique Hoenn as the Member of the Supervisory           Management  For               For
                 Board for a 3-year period

    O.6          Appoint Mr. Bertrand Defeydeau as the Member of the                    Management  For               For
                 Supervisory Board for a 3-year period

    O.7          Appoint Mr. Vivien Levy-Garboua as the Member of the                   Management  For               For
                 Supervisory Board for a 3-year period

    O.8          Authorize the Executive Committee to buy back the Company's            Management  Against           Against
                 shares on the stock market, subject to the conditions described below: maximum purchase price: EUR 200.00 per share of a par value of EUR 4.00, maximum number of shares to be acquired:
                 10% of the share  capital;  maximum funds invested in the share buybacks: EUR 923,284,400.00;  the number of shares acquired by the Company with a view to their retention or their  subsequent delivery in payment or exchange as part of a merger, divestment or  capital  contribution  cannot  exceed  5% of  its  capital;
                 [Authority expires on 18-month period]; it supersedes,  for the fraction unused, the authorization granted by the shareholders'
                 meeting  of  07  APR  2006  in  its   resolution   No.  9;  the
                 shareholders'  meeting  delegates  all powers to the  Executive
                 Committee to take all  necessary  measures and  accomplish  all necessary formalities

    E.9          Grants all powers to the Executive Committee to reduce the share       Management  For               For
                 capital, on 1 or more occasions, by canceling the shares held by the Company in connection with Stock Repurchase Plans, up to a maximum of 10% of the share capital over a 24-month period;
                 [Authority expires on 26-month period]; the shareholders' meeting delegates all powers to the Executive Committee to take all necessary measures and accomplish all necessary formalities;
                 this delegation of powers supersedes, for the fraction unused, any and all earlier delegations to the same effect

    E.10         Approve the shareholders' meeting resolves to increase the share       Management  For               For
                 capital of EUR 184,656,916.00 split into 46,164,229 shares of
                 EUR 4.00 each, fully paid in, from EUR 9,232,845.80 and to bring it in consequence to EUR 193,889,761.80; this increase is carried out by way of capitalizing EUR 9,232,845.80 deducted from the other reserves account it is carried out by raising the par value of
                 Klepierre share from EUR 0.20 to EUR 4.20; consequently, the shareholders' meeting decides to amend Article 6 of the By-Laws
                 [share capital] as follows: the share capital is set at EUR
                 193,889,761.80 and is divided into 46,164,229 shares, fully paid in; the shareholders' meeting delegates all powers to the
                 Executive Committee take all necessary measures and
                 accomplish all necessary formalities

    E.11         Approve that the share capital is fully paid in, resolves to split the Management  For               For
                 Company share par value into 3 to bring it from EUR 4.20 to EUR
                 1.40 and to multiply the number of shares by 3, consequently it decides to amend Article 6 of the By-Laws [share capital] as follows: the share capital is set at EUR 193,889,761.80 and is divided into 138,492,687 shares and fully paid in; the
                 shareholders' meeting delegates all powers to the Executive
                 Committee to take all necessary measures and accomplish all necessary formalities

    E.12         Amend Articles No.7 [form and transfer of shares] and No. 31           Management  For               For
                 [allocations of the  profits-reserves] of the By-Laws, in order to take  into  account  the new tax  provisions  regarding  the allocations of the Listed Real Investment Estate Company

    E.13         Approve, subject to the prior of the Supervisory Board, the            Management  For               For
                 shareholders' meeting delegates to the Executive Committee the necessary powers to increase the capital, on 1 or more occasions, in France or abroad, by a maximum nominal amount of EUR
                 60,000,000.00, by issuance, with preferred subscription rights maintained, of shares and, or securities giving right to the allocation of Debt Securities; the maximum nominal amount of
                 Debt Securities which may be issued shall not exceed EUR
                 1,200,000,000.00; [Authority expires on 26-month period]; it supersedes as from to day, for the fraction unused, any and all earlier delegation to the same effect; the shareholders' meeting delegates all powers to the Executive Committee to take all necessary measures and accomplish all necessary formalities

    E.14         Approve, subject to the prior approval of the Supervisory Board,       Management  Against           Against
                 delegates the Executive Committee the necessary powers to
                 increase the capital, on 1 or more occasions, in France or Abroad, by way of a public offering, by a maximum nominal amount of
                 EUR 60,000,000.00, by issuance, with cancellation of the
                 shareholders' Preferred Subscription Right, of shares and, or securities giving access to the share capital and, or issuance of securities giving right to the allocation of Debt Securities; the maximum nominal amount of Debt Securities which may be
                 issued shall not exceed EUR 1,200,000,000.00; [Authority expires on 26-month period]; it supersedes as from to day, for the fraction unused, any and all earlier delegation to the same effect; the shareholders' meeting delegates all powers to the Executive
                 Committee to take all necessary measures and accomplish all necessary formalities

    E.15         Authorize the Executive Committee, subject to the previous             Management  Against           Against
                 authorization of the Supervisory Board, within the limit of 10% of the share capital, in the event of a capital increase with cancellation of the preferred subscription rights, to set the price issue of the shares as determined by the shareholders' meeting;
                 [Authority expires on 26-month period]

    E.16         Approve, that the Executive Committee may decide to increase           Management  Against           Against
                 the number of securities to be issued in the event of a capital increase with or without preferential subscription right of shareholders, in accordance with the realizations No.13 and 14, at the same price as the percentage limit of the initial issue;
                 [Authority expires on 26-month period]

    E.17         Approve, subject to the previous authorization of the Supervisory      Management  For               For
                 Board, all powers to the Executive Committee to increase the share capital, without preferential subscription right, up to 10% of the share capital, in consideration for the contributions in kind granted to the Company and comprised of capital securities or securities giving access to share capital; [Authority expires on 26-
                 month period]; it supersedes, for the fraction unused any and all earlier delegations to the same effect; the shareholders' meeting delegates all powers to the Executive Committee to take all necessary measures and accomplish all necessary formalities

    E.18         Approve, subject to the previous authorization of the Supervisory      Management  For               For
                 Board, the Executive Committee all powers in order to increase the share capital, in 1 or more occasions, to a maximum nominal amount of EUR 60,000,000.00, by way of capitalizing reserves, profits and additional paid-in capital, by issuing bonus shares or raising the par value of existing shares, or by a combination of these methods; [Authority expires on 26-month period]; it
                 delegation of powers supersedes, for the fraction unused, any and all earlier delegations to the same effect; the shareholders'
                 meeting delegates all powers to the Executive Committee to take all necessary measures and accomplish all necessary formalities

    E.19         Authorize the Executive Committee, subject to the previous             Management  For               For
                 authorization of the Supervisory Board, to increase the share capital, on 1 or more occasions, in favour of the members of 1 or more Company Savings Plans; [Authority expires on 26-month period] and for a nominal amount that shall not exceed EUR
                 3,000,000.00; it supersedes, for the fraction unused, any and all earlier delegations to the same effect; the shareholders' meeting delegates all powers to the Executive Committee to take all necessary measures and accomplish all necessary formalities

    E.20         Authorize the Executive Committee, subject to the previous             Management  Against           Against
                 authorization of the Supervisory Board, to grant, for free, on 1 or more occasions, existing or future shares, in favour of the employees or the Corporate Officers of the Company and related
                 Companies; they may not represent more than 0.5% of the share capital; [Authority expires on 26-month period]; it supersedes as from to day, for the fraction unused, any and all earlier delegation to the same effect; the shareholders' meeting delegates all powers to the Executive Committee to take all necessary measures and accomplish all necessary formalities

    E.21         Approve to decide the overall nominal amount pertaining to the         Management  For               For
                 capital increase to be carried out with the use of the delegations given by Resolutions No. 13, 14, 15, 16, 17, 18 and 19, shall not exceed EUR 70,000,000.00, the issues of debt securities giving access to the capital to be carried out with the use of the delegations given by Resolutions No. 13, 15, 16 and 17, shall not exceed EUR 1,200,000,000.00

    E.22         Grant full powers to the bearer of an original, a copy or extract of   Management  For               For
                 the minutes of this meeting to carryout all filings, publications and other formalities prescribed By Law
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    GIE ICADE TRESORERIE, BOULOGNE-BILLANCOURT
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    SECURITY                   F4609H103                                        MEETING TYPE        Annual General Meeting
    TICKER SYMBOL                                                               MEETING DATE        12-Apr-2007
    ISIN                       FR0010308841                                     AGENDA              701156300 - Management
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    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
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                 A Verification Period exists in France. Please see                     Non-Voting
                 http://ics.adp.com/marketguide for complete information.
                 Verification Period:  Registered Shares: 1 to 5 days prior to the meeting date, depends on company's by-laws.  Bearer Shares: 6
                 days prior to the meeting date.    French Resident Shareowners
                 must complete, sign and forward the Proxy Card directly to the sub custodian. Please contact your Client Service Representative to obtain the necessary card, account details and directions.
                 The following applies to Non-Resident Shareowners:

                 PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK YOU.                    Non-Voting

    1.           Approve the reports of the Board of Directors, the Auditors, and       Management  For               For
                 the report of the Chairman on the internal audit and the Company
                 Management, and the Company's financial statements for the YE in 31 DEC 2007 as presented and showing income of EUR
                 86,274,936.58, it notes that there were no expenses and charges that were not tax-deductible

    2.           Approve the special report of the Auditors on agreements               Management  For               For
                 governed by Articles L.225-38 Et Seq of the French Commercial
                 Code, and said report and the agreements referred to therein

    3.           Grant  permanent  discharge  to the  Chairman  and the Managing        Management  For               For
                 Management For For Director  and to the  Directors  for  the
                 performance of their duties during the said FY

    4.           Approves the recommendations of the Board of Directors and             Management  For               For
                 resolves that the income for the FY be appropriated as follows:
                 income for the FY EUR 86,274,936.58 allocation to the legal reserve EUR 4,313,746.83 i.e. a distributable income of EUR
                 81,961,189.75 withdrawal from the other reserves: EUR
                 37,284,395.15 withdrawal from the issue and contribution
                 premiums: EUR 7,140,790.05. following this allocation of the income and the distribution of EUR 126,386,374.95 the
                 shareholders equity will remain superior to the amount of the capital increased by the non-distributable reserves, the other reserves account will be brought to EUR 0.00 and, the issue and contribution premiums account brought to EUR 512,043,993.37 the shareholders will receive a net dividend of EUR 1.35 per share and will entitle natural persons to the 40% deduction provided by the French Tax Code it will be paid on 30 April 2007; in the event that the Company holds some of its own shares on the day of the dividends are paid, the amount of the unpa

    5.           Approve the reports of the Board of Directors and the Auditors, the    Management  For               For
                 consolidated financial statements for the said FY in the form presented to the meeting and showing net profit group share of
                 EUR 211.300,000.00

    6.           Ratify the co-optation of Mr. Pascal Duhamel as a Director to          Management  For               For
                 replace Mr. Thierry Gaubert for the remainder of Mr. Thierry
                 Gaubert's term of office i.e. until the shareholders' meeting called and approve the financial statements for the FYE on 31 DEC 2007

    7.           Ratify the co-optation of Mr. Francis Mayer as a Director, to          Management  For               For
                 replace Mr. Jean-Louis Subileau for the remainder of Mr. Jean-
                 Louis Subileau's term of office i.e. until the shareholders' meeting called and approve the financial statements for the FYE on 31
                 DEC 2007

    8.           Ratify the co-optation of Mr. Dominique Marcel as a Director, to       Management  For               For
                 replace Mr. Francis Mayer, for the remainder of Mr. Francis
                 Mayer's term of office, i.e. until the shareholders' meeting called and approve the financial statements for the FYE on 31 DEC 2007

    9.           Appoint Mr. Thomas Francis Gleeson as a Director for a 6-year          Management  For               For
                 period

    10.          Ratify the transfer of the Head Office of the Company to: 35 Rue       Management  For               For
                 De La Gare, Paris, as of 01 JUN 2007

    11.          Authorize the Board of Directors to buy back the Company's             Management  For               For
                 shares on the open market; subject to the conditions described below: maximum purchase price: EUR 80.00 maximum number of shares to be acquired 10% of the share capital; the number of shares acquired by the Company with a view to their retention or their subsequent delivery in payment or exchange as part of a merger, divestment or capital contribution cannot exceed 5 per cent of its capital maximum funds invested in the share buybacks
                 :EUR 200,000,000.00 this authorization is given for an 18-month period it supersedes the authorization granted by the combined shareholders' meeting of 06 MAR 2006 in its resolution number 1 the shareholders meeting delegates all powers to the Board of
                 Directors to take all necessary measures and accomplish all necessary formalities

    12.          Approve to award total annual fees of EUR 200,000.00 to the            Management  For               For
                 Board of Directors

    13.          Amend Article number 11 of the By-Laws                                 Management  For               For

    14.          Approve to bring the Article 20-3 of the Bylaws, concerning the        Management  For               For
                 access to the shareholders'  meetings,  into conformity with provisions of the Decree NO. 2006-1566 of 11 DEC 2006

    15.          Grant all powers to the Board of Directors to reduce the share         Management  For               For
                 capital, on one or more occasions, by cancelling all or part of the shares held by the Company in connection with the Stock
                 Repurchase Plan decided in the Resolution No. 11 or any other resolutions to the same effect, up to a maximum of 10% of the
                 Share capital over a 24 month period; this authorization is given for an 18-month period it supersedes the authorization granted by the combined shareholders' meeting of 06 MAR 2006 in its
                 resolution Number 13, the shareholders' meeting delegates all powers to the Board of Directors to take all necessary measures and accomplish all necessary formalities


    16.          Grant full powers to the bearer of an original, a copy or extract of   Management  For               For
                 the minutes of this meeting to carryout all filings, publications and other formalities prescribed By Law
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    UNIBAIL HOLDING, PARIS
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    SECURITY                   F95094110                                        MEETING TYPE        MIX
    TICKER SYMBOL                                                               MEETING DATE        18-Apr-2007
    ISIN                       FR0000124711                                     AGENDA              701201321 - Management
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    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
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                 "French Resident Shareowners must complete, sign and forward           Non-Voting
                 the Proxy Card directly to the sub custodian. Please contact your
                 Client Service Representative to obtain the necessary card,
                 account details and directions.     The following applies to Non-
                 Resident Shareowners:   Proxy Cards: Voting instructions will be
                 forwarded to the Global Custodians that have become Registered
                 Intermediaries, on the Vote Deadline Date. In capacity as
                 Registered Intermediary, the Global Custodian will sign the Proxy
                 Card and forward to the local custodian. If you are unsure whether your Global Custodian acts as Registered Intermediary, please
                 contact your representative"    The following applies to Non-
                 Resident Shareowners:   Proxy Cards: Voting instructions will be
                 forwarded to the Global Custodians that have become Registered
                 Intermediaries, on the Vote Deadline Date. In capacity as
                 Registered Intermediary, the Global Custodian will sign the Proxy
                 Card and forward to the local custodian. If you are unsure whether your Glob

                 PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING ID                    Non-Voting
                 374927 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS.
                 ALL VOTES RECEIVED ON THE PREVIOUS MEETING WILL BE
                 DISREGARDED AND YOU WILL NEED TO REINSTRUCT ON
                 THIS MEETING NOTICE. THANK YOU.

                 PLEASE NOTE IN THE EVENT THE MEETING DOES NOT                          Non-Voting
                 REACH QUORUM, THERE WILL BE A SECOND CALL ON 27
                 APR 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
                 WILL REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
                 IS AMENDED. THANK YOU.

    O.1          Receive the Board of Directors and the Statutory Auditors reports      Management  For               For
                 and approve the financial statements for the YE on the 31 DEC
                 2006

    O.2          Receive the Statutory Auditors report and approve the                  Management  For               For
                 consolidated statements within the financial statements for the YE on the 31 DEC 2006

    O.3          Approve the appropriation of the income and fixing of dividend,        Management  For               For
                 further to the dividend's installments already paid, payment of the outstanding balance on the 16 JUL 2007

    O.4          Approve the Statutory Auditors special report and the trades in        Management  For               For
                 accordance with the Articles L.225-38 of the Commercial Law

    O.5          Approve the renewal of Mr. Henri Moulard's as a Director mandate       Management  For               For

    O.6          Receive the Board of Directors report and appoint Mr. Jean-Pierre      Management  For               For
                 Duport, a new Director and Authorize the Chairman and Chief
                 Executive Officer

    O.7          Receive the Board of Directors report and appoint Mr. Jean-Louis       Management  For               For
                 Larens, as a new Director

    O.8          Receive the Board of Directors report and of the Articles 241-1        Management  For               For
                 and followings the general regulation of the French Financial
                 Market authority, further to the Article L.225-209 of the
                 Commercial Law, and authorize the Board of Directors to buy back Unibail shares, within the limit of 10 % of the capital, to allow the Company: to reduce its capital by the cancellation of all or one part of shares, to have shares to be given to its Managers and
                 Employees, to have shares to be conserved and given as an
                 exchange or payment, setting the maximum purchase price and the minimum sell price per share, possibility of acquisition, transfer or exchange of shares at any time, except during the public offering period

    O.9          Receive the Board of Directors report and according to the Article     Management  For               For
                 L.225-129-2 of the Commercial Law and authorize the Board of
                 Directors to increase capital by incorporation to the capital of premiums, reserves or benefits as allotment of shares free of charge or of nominal value increase

    E.10         Receive the Board of Directors and the Statutory Auditors Reports      Management  For               For
                 and authorize the Board of Directors, to reduce the capital by cancellation of shares within the limit of 10 % of the capital, and to modify the By-Laws, and cancellation and replacement of
                 Resolution 10 of the Combined General Meeting on the 27 APR
                 2006

    E.11         Receive the Board of Directors and the Statutory Auditors reports      Management  For               For
                 and authorize the Board of Directors to increase capital by issuance of ordinary shares in cash, or by any investment
                 securities giving access to ordinary shares of the Company, by any means and at any time, with maintenance of the shareholders preferential subscription right setting of a total nominal amount for the capital increases

    E.12         Receive the Board of Directors and the Statutory Auditors reports      Management  Against           Against
                 and authorize the Board of Directors to increase capital by issuance of ordinary shares in cash, or all investment securities giving access to ordinary shares of the Company, by any means and at any time, with cancellation of the shareholders preferential subscription right and setting of a total nominal amount for the capital increases within the limit of 25 % of the capital, and for shares issuance price

    E.13         Receive the Board of Directors and the Statutory Auditors reports      Management  For               For
                 and authorize the Board of Directors to decide, for each issuances covered by the resolution 11 the increase of the securities number to issue, within the limit of 15 % of the initial issuance

    E.14         Receive the Board of Directors and the Statutory Auditors report       Management  For               For
                 and authorize the Board of Directors to decide, for each issuances covered by the resolution 12, and to increase of the securities number to issue, within the limit of 15 % of the initial issuance

    E.15         Authorize the Board of Directors in order to issue ordinary shares     Management  For               For
                 or investment securities entitling to the capital for paying securities during a public exchange offer procedure and receive the statutory appraisers report and to increase the capital by issuance of ordinary shares or investment securities entitling to the capital for paying contributions in kind to the Company

    E.16         Receive the Board of Directors and the Statutory Auditors reports      Management  For               For
                 in accordance with the Article L.225-129-6, and authorize the
                 Board of Directors to proceed to the issuance of new shares reserved to employees, within a certain amount, with cancellation of the shareholders preferential subscription right

    E.17         Grant powers for formalities                                           Management  For               For
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    IGD - IMMOBILIARE GRANDE DISTRIBUZIONE SPA, RAVENN
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    SECURITY                   T5331M109                                        MEETING TYPE        Ordinary General Meeting
    TICKER SYMBOL                                                               MEETING DATE        23-Apr-2007
    ISIN                       IT0003745889                                     AGENDA              701176946 - Management
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    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
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                 PLEASE NOTE THAT THIS IS A MIX MEETING. THANK YOU.                     Non-Voting

                 PLEASE NOTE THAT IN ADDITION TO INTESA SANPAOLO'S                      Non-Voting
                 STANDARD  FEES  FOR  THE  ISSUING  OF   COMMUNICATIONS  TO  THE
                 COMPANIES TO ATTEND THE MEETINGS,  YOU WILL BE CHARGED DIRECTLY
                 AND ON A SEPARATE  BASIS  WITH THE PROXY  AGENT'S  FEES,  WHICH
                 RANGE FROM EUR 300 TO EUR 500 PER MEETING. THANK YOU.

    O.1          Receive the balance sheet as at 31 DEC 2006, the Directors'            Management  For               For
                 report on the operations, the report of the Auditing Firm, the report of the Board of Statutory Auditors, inherent resolutions and the consolidated balance sheet as at 31 DEC 2006

    O.2          Appoint a temporary Auditos                                            Management  For               For

    O.3          Approve to extend the audit mandate in charge of reporting the         Management  For               For
                 financial statements as well as the half-year report, pursuant to
                 Article 8, Paragraph 7 of the Legislative Law No.303 of 29 DEC
                 2006

    E.1          Amend the By-Laws, pursuant to Articles 8, Paragraph 7 of the          Management  For               For
                 Legislative Law No.303 of 29 DEC 2006 related to the following
                 Articles: 3, 6,  12, 16, 18, 22, 23, 26 and 27

                 PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE  IN                  Non-Voting
                 MEETING DATE FROM 26 APR 2007 TO 23 APR 2007.
                 PLEASE NOTE THAT THE NEW CUT OFF IS 11 APR 2007. IF
                 YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
                 NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
                 AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.

                 PLEASE NOTE IN THE EVENT THE MEETING DOES NOT                          Non-Voting
                 REACH QUORUM, THERE WILL BE A SECOND CALL ON 24
                 APR 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
                 WILL REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
                 IS AMENDED. PLEASE BE ALSO ADVISED THAT YOUR
                 SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR
                 THE MEETING IS CANCELLED. THANK YOU.
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    LIFESTYLE INTERNATIONAL HOLDINGS LTD
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    SECURITY                   G54856102                                        MEETING TYPE        Annual General Meeting
    TICKER SYMBOL                                                               MEETING DATE        23-Apr-2007
    ISIN                       KYG548561029                                     AGENDA              701189373 - Management
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    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
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    1.           Receive the audited  consolidated  financial  statements of the        Management  For               For
                 Company and the reports of the Directors and the Auditors for the YE 31 DEC 2006

    2.           Approve a final dividend for the YE 31 DEC 2006                        Management  For               For

    3.i          Re-elect Dr. Cheng Kar-shun, Henry as a Non-Executive Director         Management  For               For

    3.ii         Re-elect Ms. Lau Yuk-wai, Amy as a Non-Executive Director              Management  For               For

    3.iii        Re-elect Mr. Lam Siu-lun, Simon as an Independent Non-                 Management  For               For
                 Executive Director

    3.iv         Authorize the Board of Directors to fix the Directors' remuneration    Management  For               For

    4.           Re-appoint  Messrs.  Deloitte  Touche  Tohmatsu as the Auditors
                 Management For For and authorize the Board of Directors to fix their remuneration

    5.A          Authorize the Directors of the Company, during the relevant            Management  For               For
                 period, to repurchase issued shares of the Company of HKD 0.01 each on The Stock Exchange of Hong Kong Limited [the Stock
                 Exchange] or any other stock exchange on which the shares of the Company may be listed and recognized by the Securities and
                 Futures Commission and the Stock Exchange for this purpose, subject to and in accordance with all applicable laws and
                 requirements of the Rules Governing the Listing of Securities on
                 the Stock Exchange as amended from time to time [the Listing
                 Rules], not exceeding 10% of the aggregate nominal amount of the share capital of the Company; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is to be held by Law or Articles of the Company]

    5.B          Authorize the Directors of the Company to allot, issue and             Management  Against           Against
                 otherwise deal with additional ordinary shares of the Company and make or grant offers, agreements, options and rights of exchange or conversion which might require the exercise of such powers, subject to and in accordance with all applicable Laws, during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the share capital of the Company at the date of passing of this resolution, otherwise than pursuant to i)
                 a rights issue or ii) the exercise of any options granted under the
                 Share Option Scheme or similar arrangement or iii) any scrip dividend or similar arrangement in accordance with the Articles of the Company

    5.C          Authorize the Directors of the Company, conditional upon the           Management  Against           Against
                 passing of Resolution Numbers 5A and 5B, pursuant to Resolution
                 5B by the addition thereto of an amount representing the
                 aggregate nominal amount of the share capital of the Company as stated in Resolution Number 5A not exceeding 10% of the
                 aggregate nominal amount of the issued share capital of the
                 Company as at the date of passing of this resolution
------------------------------------------------------------------------------------------------------------------------------------
    AEDES SPA STA LIGURE LOMBARDA PER IMPRESE & COSTRU
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   T89843105                                        MEETING TYPE        Ordinary General Meeting
    TICKER SYMBOL                                                               MEETING DATE        24-Apr-2007
    ISIN                       IT0000074028                                     AGENDA              701179459 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
                 PLEASE NOTE IN THE EVENT THE MEETING DOES NOT                          Non-Voting
                 REACH QUORUM, THERE WILL BE A SECOND CALL ON 03
                 MAY 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
                 WILL REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
                 IS AMENDED. PLEASE BE ALSO ADVISED THAT YOUR
                 SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR
                 THE MEETING IS CANCELLED. THANK YOU.

                 PLEASE NOTE THAT THE FEES: IN ADDITION TO INTESA                       Non-Voting
                 SANPAOLO'S  STANDARD FEES FOR THE ISSUING OF  COMMUNICATIONS TO
                 THE  COMPANIES  TO ATTEND  THE  MEETINGS,  YOU WILL BE  CHARGED
                 DIRECTLY AND ON A SEPARATE  BASIS WITH THE PROXY  AGENT'S FEES,
                 WHICH RANGE FROM EUR 300 TO EUR 500 PER  MEETING.  PLEASE REFER
                 TO THE CONTRACTUAL ARRANGEMENTS IN FORCE AT PRESENT. THANK YOU.

    1.           Approve the financial statements as at 31 DEC 2006, report on          Management  For               For
                 the Operation, report of the Board of Statutory Auditors; inherent and consequent resolutions

    2.           Appoint 1 Director                                                     Management  For               For

    3.           Approve the extension of the audit mandate given to the Auditing       Management  For               For
                 Firm for the 3 year-period 2012-2014, pursuant to Article 8,
                 Paragraph 7, of the Legislative Law Number 303, dated 29 DEC
                 2006

    4.           Approve the revocation of resolution of 24 APR 2006 concerning         Management  For               For
                 the authorization for the Company's Buy Back Program and grant a new authorization

                 PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT                     Non-Voting
                 OF RECORD DATE. PLEASE ALSO NOTE THE NEW CUT-OFF
                 IS 16 APR 2007. IF YOU HAVE ALREADY SENT IN YOUR
                 VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
                 UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
                 INSTRUCTIONS. THANK YOU.
------------------------------------------------------------------------------------------------------------------------------------
    CENTRAL PATTANA PUBLIC CO LTD
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   Y1242U219                                        MEETING TYPE        Annual General Meeting
    TICKER SYMBOL                                                               MEETING DATE        27-Apr-2007
    ISIN                       TH0481A10Z19                                     AGENDA              701146210 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
                 PLEASE NOTE THAT BOTH PARTIAL AND SPLIT VOTING ARE                     Non-Voting
                 ALLOWED IN THIS MEETING. THANK YOU.

    1.           Approve to certify the minutes of the AGM No.1/2006                    Management  For               For

    2.           Acknowledge the Company's operating performance for the year           Management  For               For
                 2006

    3.           Approve the audit financial statements for the YE 31 DEC 2006          Management  For               For

    4.           Approve the  appropriate  profit  allocation  and the  dividend        Management  For               For
                 payment  for  the  year  2006   business performance

    5.           Approve the appointment of 5 re-election Directors whose tenure        Management  For               For
                 have ended

    6.           Approve the remuneration of Directors                                  Management  For               For

    7.           Appoint the Auditor and approve the audit fees for the year 2007       Management  For               For

    8.           Approve the long-term debenture issuance up to the total amount        Management  For               For
                 of THB 8,000 million

    9.           Other agendas [if any]                                                 Management  Against           Against
------------------------------------------------------------------------------------------------------------------------------------
    CAPITALAND LTD
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   Y10923103                                        MEETING TYPE        ExtraOrdinary General Meeting
    TICKER SYMBOL                                                               MEETING DATE        27-Apr-2007
    ISIN                       SG1J27887962                                     AGENDA              701178003 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

    1.           Authorize the Directors of the Company, for the purposes of            Management  For               For
                 Sections 76C and 76E of the Companies Act, Chapter 50 [the
                 Companies Act], to purchase or otherwise acquire ordinary shares in the capital of the Company [Shares] not exceeding in aggregate the Maximum Limit [as hereafter defined], at such price or prices as may be determined by the Directors from time to time up to the maximum price [as hereafter defined], whether by way of: i)
                 market purchase[s] on the Singapore Exchange Securities
                 Trading Limited [SGX-ST] and/or any other stock exchange on which the Shares may for the time being be listed and quoted
                 [Other Exchange]; and/or ii) off-market purchase[s] [if effected otherwise than on the SGX-ST or, as the case may be, Other
                 Exchange] in accordance with any equal access scheme[s] as may be determined or formulated by the Directors as they
                 consider fit, which scheme[s] shall satisfy all the conditions prescribed by the Companies Act, and otherwise in accordance with all other laws and regulations and r

                 PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE                      Non-Voting
                 IN RECORD DATE.  IF YOU HAVE ALREADY SENT IN YOUR
                 VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
                 UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
                 INSTRUCTIONS.  THANK YOU.
------------------------------------------------------------------------------------------------------------------------------------
    CAPITALAND LTD
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   Y10923103                                        MEETING TYPE        Annual General Meeting
    TICKER SYMBOL                                                               MEETING DATE        27-Apr-2007
    ISIN                       SG1J27887962                                     AGENDA              701179120 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    1.           Receive and adopt the Directors' report and the audited financial      Management  For               For
                 statements for the YE 31 DEC 2006 and the Auditors' report thereon

    2.           Declare the following dividends for the YE 31 December 2006: a)        Management  For               For
                 a first and final dividend of 7.00c per share, of which up to 3.97c will be less Singapore income tax at 18% and the balance will be
                 1-tier; and b) a special 1-tier dividend of 5.00c per share

    3.           Approve the Directors' fees of SGD 1,081,003 for the YE 31 DEC         Management  For               For
                 2006

    4.i          Re-appoint Dr. Hu Tsu Tau as a Director, who retires under             Management  For               For
                 Section 153(6) of the Companies Act, Chapter 50 of Singapore,
                 until the next AGM

    4.ii         Re-appoint Mr. Hsuan Owyang as a Director, who retires under           Management  For               For
                 Section 153(6) of the Companies Act, Chapter 50 of Singapore,
                 until the next AGM

    4.iii        Re-appoint Mr. Lim Chin Beng as a Director, who retires under          Management  For               For
                 Section 153(6) of the Companies Act, Chapter 50 of Singapore,
                 until the next AGM

    5.i          Re-elect Mr. Liew Mun Leong as a Director, who retires by rotation     Management  For               For
                 pursuant to Article 95 of the Articles of Association of the
                 Company

    5.ii         Re-elect Mr. Richard Edward Hale as a Director, who retires by         Management  For               For
                 rotation pursuant to Article 95 of the Articles of Association of the
                 Company

    5.iii        Re-elect Mr. Peter Seah Lim Huat as a Director, who retires by         Management  For               For
                 rotation pursuant to Article 95 of the Articles of Association of the
                 Company

    6.           Re-elect Prof. Kenneth Stuart Courtis, as a Director, who retires      Management  For               For
                 pursuant to Article 101 of the Articles of Association of the
                 Company

    7.           Re-appoint  Messrs.  KPMG as the  Auditors  of the  Company and        Management  For               For
                 authorize  the  Directors  to  fix  their remuneration

    8.           Transact other ordinary business                                       Management  For               For

    9.A          Authorize the Directors of the Company, pursuant to Section 161        Management  For               For
                 of the Companies Act, Chapter 50 of Singapore, to: a) i) issue shares in the capital of the Company [shares] whether by way of rights, bonus or otherwise; and/or ii) make or grant offers, agreements or options [collectively, Instruments] that might or would require shares to be issued, including but not limited to the creation and issue of [as well as adjustments to] warrants, debentures or other instruments convertible into shares, at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit; and b) [notwithstanding the authority conferred by this resolution may have ceased to be in force] issue shares in pursuance of any instrument made or granted by the Directors while this resolution was in force, provided that: 1) the aggregate number of shares to be issued pursuant to this resolution
                 [including shares to be issued in pursuance of Instruments made or grant

                 accordance with this resolution], of which the aggregate number of shares to be issued other than on a pro rata basis to shareholders of the Company [including shares to be issued in pursuance of Instruments made or granted pursuant to this resolution] does not exceed 20% of the issued shares in the capital of the Company [as calculated in accordance this resolution]; 2) [subject to such manner of calculation as may be prescribed by the Singapore Exchange Securities Trading
                 Limited [SGX-ST]] for the purpose of determining the aggregate number of shares that may be issued, the percentage of issued shares shall be based on the number of issued shares in the capital of the Company at the time this Resolution is passed, after adjusting for: i) new shares arising from the conversion or exercise of any convertible securities or share options or vesting of share awards which are outstanding or subsisting at the time this resolution is passed; and ii) any subsequent consolidation or subdivision of shares; and 3) in e

    9.B          Authorize the Directors to: a) offer and grant options in              Management  For               For
                 accordance with the provisions of the Capita Land Share Option
                 Plan [Share Option Plan] and/or to grant awards in accordance with the provisions of the Capita Land Performance Share Plan
                 [Performance Share Plan] and/or the Capita Land Restricted
                 Stock Plan [Restricted Stock Plan] [the Share Option Plan, the
                 Performance Share Plan and the Restricted Stock Plan, together the Share Plans]; and b) allot and issue from time to time such number of shares in the Company as may be required to be
                 issued pursuant to the exercise of options under the Share Option
                 Plan and/or such number of fully paid shares in the Company as may be required to be issued pursuant to the vesting of awards under the Performance Share Plan and/or the Restricted Stock
                 Plan, provided that the aggregate number of shares to be issued pursuant to the Share Plans not exceeding 15% of the total issued shares in the capital of the Company from time to time
------------------------------------------------------------------------------------------------------------------------------------
    KEPPEL LAND LTD
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   V87778102                                        MEETING TYPE        Annual General Meeting
    TICKER SYMBOL                                                               MEETING DATE        27-Apr-2007
    ISIN                       SG1R31002210                                     AGENDA              701181959 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    1.           Receive and adopt the Directors' report and accounts for the YE        Management  For               For
                 31 DEC 2006

    2.           Approve the final dividend recommended by the Directors for the        Management  For               For
                 YE 31 DEC 2006

    3.           Re-elect  Mr.  Kevin  Wong  Kingcheung  as a  Director  who  is        Management  For               For
                 retiring  in accordance with the Articles of Association of the
                 Company

    4.           Re-elect  Mr.  Khor Poh Hwa as a Director  who is  retiring  in        Management  For               For
                 accordance  with the Articles of Association of the Company

    5.           Re-elect  Mr. Niam Chiang Meng as a Director who is retiring in        Management  For               For
                 accordance  with the Articles of Association of the Company

    6.           Re-elect Mr. Edward Lee Kwong Foo as a Director who is retiring        Management  For               For
                 in  accordance   with  the  Articles  of Association of the
                 Company

    7.           Approve the Directors' fees of SGD 637,000 for the YE 31 DEC           Management  For               For
                 2006 [2005: SGD 610,000]

    8.           Re-appoint  Messrs.  Ernst  &  Young  as  the  Auditors  and to        Management  For               For
                 authorize  the  Directors  to  fix  their remuneration

    9.           Authorize the Directors of the Company, pursuant to Section 161        Management  For               For
                 of the Companies Act [Chapter 50] of Singapore and Article 8(B)
                 of the Company's Articles of Association to: issue shares in the capital of the Company [Shares] whether by way of right, bonus or otherwise, and including any capitalization pursuant to Article 136 of the Company's Articles of Association of any sum for the time being standing to the credit of any of the Company's reserve accounts or any sum standing to the credit of the profit and loss account or otherwise available for distribution; and/or make or grant offers, agreements or options that might or would require
                 Shares to be issued [including but not limited to the creation and issue of warrants, debentures or other instruments convertible into
                 Shares] [collectively Instruments], at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit; and
                 [notwithstanding that the authority so conferred by t

                 number of issued shares in the capital of the Company as at the date of the passing of this Resolution after adjusting for:
                 (aa) new Shares arising from the conversion or exercise of convertible securities; (bb) new Shares arising from exercising share options or vesting of share awards  outstanding or subsisting as at the date of the passing of this  Resolution  approving the mandate, provided the options or awards were granted in compliance  with the rules and regulations of the Singapore Exchange  Securities
                 Trading   Limited  [the  SGX-ST];   and  (cc)  any   subsequent
                 consolidation or sub-division of shares;  and in exercising the power to make or grant Instruments [including the making of any adjustments under the relevant  Instrument],  the Company shall comply with the  provisions of the Listing Manual of the SGX-ST for the time being in force  [unless such  compliance  has been waived by the SGX- ST] and the Articles of Association  for the
                 time being of the Company;  and [Authority  expires the earlier of the  conclusion  of the  next AGM or the  expiration  of the period  within which the next AGM of the Company is required by
                 Law to be held]

    10.          Authorize the Directors of the Company, for the purposes of the        Management  For               For
                 Companies Act, Chapter 50 of Singapore [the Companies Act], to
                 purchase or otherwise acquire issued ordinary shares fully paid in the capital of the Company [the Shares] not exceeding in
                 aggregate the maximum limit, at such price[s] as may be
                 determined by the Directors of the Company from time to time up to the maximum price, whether by way of: (a) market purchase[s]
                 [each a Market Purchase] on the Singapore Exchange Securities
                 Trading Limited [SGX-ST]; and/or (b) off-market purchase(s)
                 (each an 'Off-Market Purchase'] in accordance with any equal access scheme[s] as may be determined or formulated by the
                 Directors as they consider fit, which scheme[s] shall satisfy all the conditions prescribed by the Companies Act, and otherwise in accordance with all other Laws and regulations, including but not limited to, the provisions of the Companies Act and listing rules of the SGX-ST as may for the time being be applicable, be and is hereby authorized a

                 Company to give effect to the transactions contemplated and/or authorized by this ordinary resolution

    11.          Approve, for the purposes of Chapter 9 of the Listing Manual of        Management  For               For
                 the SGX-ST, for the Company, its subsidiaries and target
                 associated Companies or any of them to enter into any of the transactions falling within the types of Interested Person
                 Transactions, particulars of which are as specified, with any party who is of the class of Interested Persons as specified, provided that such transactions are made on normal commercial terms and will not be prejudicial to the interests of the Company and its minority shareholders and in accordance with the review
                 procedures set as specified; the IPT Mandate shall, unless revoked or varied by the Company in general meeting, continue in force until the date that the next AGM of the Company is held or is required By-Law to be held, whichever is earlier; authorize the
                 Audit Committee of the Company to take such action as it deems proper in respect of such procedures and/or to modify or
                 implement such procedures as may be necessary to take into consideration any amendment to Chapter 9 of the Listing Manual which may be prescribed by the SGX-ST from time to time; and authorize the Directors of the Company and/or any of them to complete and do all such acts and things [including executing all such documents as may be required] as they may consider expedient or necessary or in the interest of the Company to give effect to this ordinary resolution

                 Transact any other business                                            Non-Voting
------------------------------------------------------------------------------------------------------------------------------------
    ALLGREEN PROPERTIES LTD
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   Y00398100                                        MEETING TYPE        Annual General Meeting
    TICKER SYMBOL                                                               MEETING DATE        27-Apr-2007
    ISIN                       SG1G61871305                                     AGENDA              701196506 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    1.           Receive and adopt the audited accounts of the Company for the          Management  For               For
                 YE 31 DEC 2006 and the reports of the Directors and the Auditors thereon

    2.           Declare a final dividend of 4 cents per share less income tax for      Management  For               For
                 the YE 31 DEC 2006

    3.           Approve the payment of SGD 354,000 as the Directors' fees for          Management  For               For
                 the YE 31 DEC 2006

    4.           Re-elect Mr. Andrew Choo Hoo as a Director, who retires                Management  For               For
                 pursuant to Article 94 of the Articles of Association of the
                 Company

    5.           Re-elect  Mr.  Khor  Thong  Meng  as a  Director,  who  retires        Management  For               For
                 pursuant  to Article 94 of the  Articles of Association of the
                 Company

    6.           Re-elect Mr. Ang Keng Lam as a Director,  who retires  pursuant        Management  For               For
                 to Article 94 of the Articles of Association of the Company

    7.           Re-appoint Messrs. Foo Kon Tan Grant Thornton as the                   Management  For               For
                 Company's Auditors and authorize the Directors to fix their remuneration

    8.           Authorize the Directors of the Company, pursuant to Section 161        Management  For               For
                 of the Companies Act [Chapter 50] and the Listing Manual of the
                 Singapore Exchange Securities Trading Limited, to allot and issue shares of the Company [Shares], whether by way of rights, bonus or otherwise, at any time as prescribed and for such purposes and to such persons as the Directors may in their absolute discretion deem fit provided that the aggregate number of shares to be issued pursuant to this resolution does not exceed 50% of the number of issued shares of the Company, of which the aggregate number of shares to be issued other than on a pro rata basis to shareholders of the Company does not exceed 20% of the
                 number of issued shares of the Company [to be calculated in such manner as may be prescribed by the Singapore Exchange
                 Securities Trading Limited from time to time]; [Authority expires the earlier of the conclusion of the next AGM of the Company or the date by which the next AGM of the Company is required by law to be held]

    9.           Authorize the Directors of the Company, pursuant to Section 161        Management  For               For
                 of the Companies Act [Chapter 50], to allot and issue shares in the
                 Company to the holders of options granted by the Company under the Allgreen Share Option Scheme [the Scheme] upon the
                 exercise of such options and in accordance with the rules of the scheme provided always that the aggregate number of shares to be allotted and issued pursuant to the scheme shall not exceed
                 15% of the total number of issued shares of the Company

                 Transact any other business                                            Non-Voting
------------------------------------------------------------------------------------------------------------------------------------
    RISANAMENTO SPA, MILANO
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   T7923G102                                        MEETING TYPE        ExtraOrdinary General Meeting
    TICKER SYMBOL                                                               MEETING DATE        02-May-2007
    ISIN                       IT0001402269                                     AGENDA              701191974 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
                 PLEASE NOTE THAT THIS IS A MIX MEETING. THANK YOU.                     Non-Voting

                 PLEASE NOTE THAT THE MEETING TO BE HELD ON 30 APR                      Non-Voting
                 2007 HAS BEEN POSTPONED TO 02 MAY 2007. PLEASE
                 ALSO NOTE THE NEW CUTOFF DATE IS 27 APR 2007. IF YOU
                 HAVE ALREADY SENT YOUR VOTES, PLEASE DO NOT
                 RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
                 AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
                 CANCELLED.  THANK YOU.

    O.1          Approve the financial statements as at 31 DEC 2006 report of the       Management  For               For
                 Board of Directors on the Management, report of the Board of
                 Statutory Auditors and of the Auditing firm; inherent and
                 consequent resolutions, consolidated balance sheet as at 31DEC
                 2006

    O.2          Appoint the Board of Statutory Auditors and his Chairman for the       Management  For               For
                 years 2007/ 2008 / 2009 and approve their remuneration

    O.3          Approve the decisions following the resignation of a Director          Management  For               For

    E.1          Amend the Articles of the By-Laws: No. 14, 15, 17, 19, 21, as per      Management  For               For
                 Legislative Decrees No. 303 and 262

                 PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT                     Non-Voting
                 OF RECORD DATE AND CHANGE IN THE MEETIN DATE. IF
                 YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
                 NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO
                 AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
------------------------------------------------------------------------------------------------------------------------------------
    RISANAMENTO SPA, MILANO
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   T7923G102                                        MEETING TYPE        ExtraOrdinary General Meeting
    TICKER SYMBOL                                                               MEETING DATE        02-May-2007
    ISIN                       IT0001402269                                     AGENDA              701198548 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
                 PLEASE NOTE IN THE EVENT THE MEETING DOES NOT                          Non-Voting
                 REACH QUORUM, THERE WILL BE A SECOND CALL ON 04
                 MAY 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
                 WILL REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
                 IS AMENDED. PLEASE BE ALSO ADVISED THAT YOUR
                 SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR
                 THE MEETING IS CANCELLED.  THANK YOU.

    1.           Approve the issue of a convertible investors, of total nominal         Management  For               For
                 amount of EUR 220 million, except over allotment option for further total EUR 30 million; subsequent corporate capital increase as per Article 2420 BIS Comma 2 of Civil Code, with no option right, as per Article 2441 Comma 5 and 6 of Civil Code, in service of the convertible bonds for maximum EUR 20,314,175,00,
                 thorugh issue of Maximum Number 19,722,500 ordinary shares;
                 related and consequential resolutions; granting powers related to the issue

                 PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT                     Non-Voting
                 OF RECORD DATE. IF YOU HAVE ALREADY SENT IN YOUR
                 VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
                 UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
                 INSTRUCTIONS. THANK YOU.
------------------------------------------------------------------------------------------------------------------------------------
    HAMMERSON PLC
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   G4273Q107                                        MEETING TYPE        Annual General Meeting
    TICKER SYMBOL                                                               MEETING DATE        03-May-2007
    ISIN                       GB0004065016                                     AGENDA              701176453 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    1.           Receive the Directors' report and financial statements for the YE      Management  For               For
                 31 DEC 2006

    2.           Receive and approve the Directors' remuneration report for the YE      Management  For               For
                 31 DEC 2006

    3.           Declare a final dividend of 15.30 pence per ordinary share,            Management  For               For
                 payable in cash

    4.           Re-elect Mr. Gerard Devaux as a Director of the Company                Management  For               For

    5.           Re-elect Mr. David Edmonds as a Director of the Company                Management  For               For

    6.           Re-elect Mr. John Hirst as a Director of the Company                   Management  For               For

    7.           Re-elect Mr. Simon Melliss as a Director of the Company                Management  For               For

    8.           Elect Mr. David Atkins as a Director of the Company                    Management  For               For

    9.           Elect Mr. Jacques Espinasse as a Director of the Company               Management  For               For

    10.          Re-appoint Deloitte & Touche LLP as the Auditors of the                Management  For               For
                 Company

    11.          Authorize the Directors to agree the remuneration of the Auditors      Management  For               For

    12.          Authorize the Directors, in accordance with Section 80 of the          Management  For               For
                 Companies Act 1985, to exercise all the powers to allot relevant securities [Section 80(2)] up to an aggregate nominal amount of
                 GBP 23,449,515; [Authority expires on the date of the next AGM of the Company ]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

    S.13         Authorize the Directors, pursuant to Section 95 of the Companies       Management  For               For
                 Act 1985, to allot equity securities [Section 94 of the Act] for cash pursuant to the authority conferred by Resolution 12, disapplying the Section 89(1), provided that this power is limited to the allotment of equity securities: i) in connection with a rights issue, open offer or the other offer of securities in favor of ordinary shareholders; ii) up to an aggregate nominal amount of GBP
                 3,565,024; [Authority expires on the date of next AGM of the
                 Company]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

    S.14         Authorize the Company to make market purchases [Section                Management  For               For
                 163(3)] of the Companies Act 1985 or ordinary shares 25 pence each of the Company, at a minimum price of 25 pence and the maximum number of ordinary shares 42,495,089, maximum price which may be paid for any such share is an amount equal to
                 105% of the average of the middle market quotations for such shares derived from the London Stock Exchange Daily Official
                 List, over the previous 5 business days; [Authority expires the earlier of the next AGM of the Company or 02 NOV 2008]; the
                 Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry

    S.15         Amend and adopt the amended Articles of Association of the             Management  For               For
                 Company as the Articles of Association of the Company in place
                 0f and to the exclusion of the existing Articles of Association of the
                 Company

    16.          Approve the rules of the Hammerson Plc 2007 Long Terms                 Management  For               For
                 Incentive Plan as specified and authorize the Directors: i) to make such modifications to the Plan as they may consider appropriate to take account of the requirements of the UK Listing Authority and best practice and to adopt the Plan as so modified and to do all such acts and things as they may consider appropriate to implement the Plan and ii) to establish further plans base on the
                 Plan but modified to take account of local tax, exchange control or securities Laws in overseas territories, provided that any shares made available under such further plans are treated as counting against the limits on individual and overall participation in the Plan
------------------------------------------------------------------------------------------------------------------------------------
    WESTFIELD GROUP, SYDNEY NSW
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   Q97062105                                        MEETING TYPE        Annual General Meeting
    TICKER SYMBOL                                                               MEETING DATE        03-May-2007
    ISIN                       AU000000WDC7                                     AGENDA              701189842 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    1.           Receive the Company's financial  statements and the reports for        Non-Voting
                 the YE 31 DEC 2006

    2.           Approve the Company's remuneration report for the YE 31 DEC            Management  For               For
                 2006

    3.           Re-elect Mr. Roy. L. Furman as a Director of the  Company,  who        Management  For               For
                 retires by rotation in accordance  with the Company's Constitution

    4.           Re-elect Mr. Frederick.G.Hilmer AO as a Director of the Company,       Management  For               For
                 who retires by rotation in accordance with the Company's
                 Constitution

    5.           Re-elect  Mr.  Gary H Weiss as a Director of the  Company,  who        Management  For               For
                 retires by rotation in accordance  with the Company's Constitution
------------------------------------------------------------------------------------------------------------------------------------
    KERRY PROPERTIES LTD
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   G52440107                                        MEETING TYPE        Annual General Meeting
    TICKER SYMBOL                                                               MEETING DATE        03-May-2007
    ISIN                       BMG524401079                                     AGENDA              701196861 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    1.           Receive the approve the audited  financial  statements  and the        Management  For               For
                 reports of the  Directors  and the Auditors for the YE 31 DEC 2005

    2.           Declare a final dividend for the YE 31 DEC 2005                        Management  For               For

    3.           Re-elect the retiring Directors                                        Management  For               For

    4.           Approve to fix the Directors' fees                                     Management  For               For

    5.           Re-appoint the retiring Auditor and authorize the Directors of the     Management  For               For
                 Company to fix its remuneration

    6.A          Authorize the Directors of the Company, in substitution of all         Management  Against           Against
                 previous authorities, to allot, issue and deal with additional shares in the share capital of the Company and make or grant offers, agreements, options and other rights, or issue warrants and other securities including bonds, debentures and notes convertible into shares of the Company during and after the relevant period, a) not exceeding 20% of the aggregate nominal amount of the issued share capital of the Company at the date of passing of this resolution; and b) the nominal amount of any share capital repurchased by the Company subsequent to the passing of this resolution [up to a maximum equivalent to 10% of the aggregate nominal amount of the issued share capital of the Company], otherwise than pursuant to i) a rights issue; or ii) the exercise of any option under any share option scheme or similar
                 arrangement; or iii) any scrip dividend or similar arrangement; or
                 iv) any adjustment, after the date of grant or issue of any options, rights to

    6.B          Authorize the Directors of the Company to repurchase its own           Management  For               For
                 shares during the relevant period, on the Stock Exchange of Hong
                 Kong Limited [the Stock Exchange] or any other stock exchange on which the shares of the Company may be listed and
                 recognized by the Securities and Futures Commission of Hong
                 Kong and the Stock Exchange for this purpose, not exceeding
                 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing of this resolution;
                 [Authority expires by the conclusion of the next AGM of the
                 Company as required by the Bye-laws of the Company or any
                 other applicable laws of Bermuda to be held]

    6.C          Approve the general mandate granted to the Directors of the            Management  Against           Against
                 Company, conditional upon the passing of Resolution 6.B, to allot shares pursuant to Resolution 6.A, by the addition to the
                 aggregate nominal amount of the share capital which may be allotted or agreed to be allotted by the Directors of the Company pursuant to such general mandate of an amount representing the aggregate nominal amount of the share capital repurchased by the Company pursuant to Resolution 6.B
------------------------------------------------------------------------------------------------------------------------------------
    NEXITY, PARIS
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   F6527B126                                        MEETING TYPE        Annual General Meeting
    TICKER SYMBOL                                                               MEETING DATE        04-May-2007
    ISIN                       FR0010112524                                     AGENDA              701195629 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
                 French Resident Shareowners must complete, sign and forward            Non-Voting
                 the Proxy Card directly to the sub custodian. Please contact your
                 Client Service Representative to obtain the necessary card,
                 account details and directions.    The following applies to Non-
                 Resident Shareowners:   Proxy Cards: Voting instructions will be
                 forwarded to the Global Custodians that have become Registered
                 Intermediaries, on the Vote Deadline Date. In capacity as
                 Registered Intermediary, the Global Custodian will sign the Proxy
                 Card and forward to the local custodian. If you are unsure whether your Global Custodian acts as Registered Intermediary, please contact your representative.

                 PLEASE NOTE IN THE EVENT THE MEETING DOES NOT                          Non-Voting
                 REACH QUORUM, THERE WILL BE A SECOND CALL ON 15
                 MAY 2007 AT 11:00 A.M.. CONSEQUENTLY, YOUR VOTING
                 INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
                 UNLESS THE AGENDA IS AMENDED. THANK YOU.

                 PLEASE NOTE THAT THIS IS A MIX MEETING. THANK YOU.                     Non-Voting

    E.1          Approve to bring the Articles of the Bylaws into conformity with the   Management  For               For
                 provisions of the decree 2006-1566 of 11 DEC 2006 regarding the participation in the meetings of the Board of Directors by telecommunication means, and introduce new rules regarding the convening in the participation to the shareholders' meetings

    E.2          Adopt the previous resolution and amend Article 14 of the Bylaws       Management  For               For

    E.3          Adopt the previous resolution and amend Article 19 of the Bylaws       Management  For               For

    E.4          Acknowledge that a material mistake was made in the Resolution         Management  For               For
                 5 of the shareholders' meeting dated 24 MAY 2006, related to the taking-over, in connection with the merger by Nexity of the
                 Company Nexity Initiale, of Stock Subscription Options granted by
                 Nexity Initiale, the number of the Nouvelles Options Nexity Initiale
                 2003 was 112,419 instead of 112,149, consequently the
                 shareholders' meeting authorizes a capital increase amounting to
                 EUR 562,095.00 instead of EUR 560,745.00 by issuance of a
                 maximum of 112,419 new shares instead of 112,149, each of a par value of EUR 5.00 resulting from the exercise of the Nouvelles
                 Options Nexity 2003

    E.5          Authorize the Board of Directors to reduce the share capital on 1      Management  For               For
                 or more occasions, by canceling all or part of the shares held by the Company in connection with a Stock Repurchase Plan, up to a maximum of 10% of the share capital over a 24-month period,
                 [Authority expires at the end of 18-month period], it supersedes the authorization granted by the shareholders' meeting of 24 MAY
                 2006 in its Resolution 14 and to take all necessary measures and accomplish all necessary formalities

    O.6          Receive the reports of the Board of Directors, the Chairman and        Management  For               For
                 the Auditors, approve the Company's financial statements for the
                 YE in 2006, as presented showing income of EUR160,607,573.60, the shareholders' meeting approves the expenses that were not tax-deductible of EUR 15,647.00, grant permanent discharge to the Directors for the performance of their duties during the said FY

    O.7          Approve the recommendations of the Board of Directors and              Management  For               For
                 resolves that the earnings for the FY of EUR 160,607,573,60 be appropriated as specified: legal reserve: EUR 5,305,807.02, retained earnings: EUR 57,263,867.03, distributable income: EUR
                 212,565,633.61, dividends: EUR61,443,277.30, the balance to the retained  earnings:  EUR  93,858,489.28,  the shareholders will receive a net  dividend of EUR 1.90 per share and will  entitle to the 40%  deduction  provided  by the French  Tax Code,  this dividend  will be paid on 16 MAY 2007,  in the  event  that the
                 Company holds some of its own shares on such date the amount of the unpaid  dividend on such shares  shall be  allocated to the retained earnings account, as required Bylaw

    O.8          Receive the special report of the Auditors on agreements               Management  Against           Against
                 Governed by Article L.225-38 of the French Commercial Code,
                 and approve the agreements referred to therein

    O.9          Receive the reports of the Board of Directors and the Auditors,        Management  For               For
                 approve the consolidated financial statements for the FY 2006 in the form presented to the meeting

    O.10         Approve to renew the appointment of Mr. Robert Daussun as              Management  For               For
                 control agent for a 3-year period

    O.11         Approve to renew the appointment of Mr. Jean Louis Charon as           Management  For               For
                 control agent for a 3-year period

    O.12         Authorize the Board of Directors to buy back the Company's             Management  For               For
                 shares on the open market subject to the conditions described below: maximum purchase price: 200% of the average of quoted prices on the 20 previous sessions, maximum number of shares to be acquired: 10% of the share capital, maximum funds invested in the share buybacks: EUR 180,000,000.00; [Authority expires at the end of 18-month period]; the number of shares acquired by the
                 Company with a view to their retention or their subsequent delivery in payment or exchange as part of a merger, divestment or capital contribution cannot exceed 5% of its capital; and to take all necessary measures and accomplish all necessary formalities, this delegation of powers replaces the earlier one

    O.13         Grant full powers to the bearer of an original, a copy or extract of   Management  For               For
                 the minutes of this meeting to carry out all filings, publications and other formalities prescribed Bylaw
------------------------------------------------------------------------------------------------------------------------------------
    HYSAN DEVELOPMENT COMPANY LIMITED
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   Y38203124                                        MEETING TYPE        Annual General Meeting
    TICKER SYMBOL                                                               MEETING DATE        08-May-2007
    ISIN                       HK0014000126                                     AGENDA              701210368 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    1.           Receive and approve the statement of accounts for the YE 31            Management  For               For
                 DEC 2006 together with the reports of the Directors and the
                 Auditors thereon

    2.           Declare a final dividend [together with a scrip alternative] for the   Management  For               For
                 YE 31 DEC 2006

    3.i          Re-elect Dr. Deanna Ruth Tak Yung Rudgard as a Director                Management  For               For

    3.ii         Re-elect Dr. Geoffrey Meou-tsen Yeh as a Director                      Management  For               For

    3.iii        Re-elect Mr. Fa-kuang Hu as a Director                                 Management  For               For

    3.iv         Re-elect Mr. Anthony Hsien Pin Lee as a Director                       Management  For               For

    4.           Re-appoint  Messrs.  Deloitte  Touche  Tohmatsu as the Auditors        Management  For               For
                 and  authorize  the  Directors to fix their remuneration

    5.           Authorize the Directors, subject to paragraph as specified, a          Management  Against           Against
                 general mandate and unconditionally granted to the Directors to exercise during the Relevant Period all the powers of the
                 Company to allot, issue and dispose of additional shares in the
                 Company and to make or grant offers, agreements, options,
                 warrants or other securities which would or might require the exercise of such powers; the mandate in paragraph (a) during the
                 Relevant Period to make or grant offers, agreements, options and other securities which would or might require the exercise of such powers after the end of the relevant period; (c) the aggregate nominal value of share capital allotted or agreed conditionally or unconditionally to be allotted [whether pursuant to a share option or otherwise] by the Directors pursuant to the mandate in
                 paragraph, otherwise than pursuant to (i) Rights Issue, or (ii) any share option scheme or similar arrangement for the time being adopted for the grant or issue to the eligible participants of shares or r


    6.           Authorize the Director, to exercise during the Relevant Period all     Management  For               For
                 the powers of the Company to purchase or otherwise acquire shares of HKD 5.00 each in the capital of the Company in
                 accordance with all applicable Laws and the requirements of the
                 Rules Governing the Listing of Securities on the Stock Exchange
                 of Hong Kong Limited, provided that the aggregate nominal
                 amount of shares so purchased or otherwise acquired shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of passing of this
                 Resolution, and the said mandate shall be limited accordingly
                 [Authority expiries earliest of the conclusion of the next AGM of the Company OR the expiration of the period within which the next
                 AGM of the Company is required by law to be held]


    7.           Approve the conditional upon the passing of Resolutions 5 and 6        Management  Against           Against
                 set out in the Notice convening this Meeting, the aggregate nominal amount of the shares which are purchased or otherwise acquired by the Company pursuant to Resolution 6 shall be added to the aggregate nominal amount of the shares which may be issued pursuant to Resolution 5
------------------------------------------------------------------------------------------------------------------------------------
    HONGKONG LD HLDGS LTD
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   G4587L109                                        MEETING TYPE        Annual General Meeting
    TICKER SYMBOL                                                               MEETING DATE        09-May-2007
    ISIN                       BMG4587L1090                                     AGENDA              701213439 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    1.           Receive and approve the financial statements and the                   Management  For               For
                 Independent Auditor's Report for the YE 31 DEC 2006 and
                 declare a final dividend

    2.           Re-elect Mr. Mark Greenberg as a Director                              Management  For               For

    3.           Re-elect Lord Leach of Fairford as a Director                          Management  For               For

    4.           Re-elect Dr. Richard Lee as a Director                                 Management  For               For

    5.           Re-elect Mr. Y. K. Pang as a Director                                  Management  For               For

    6.           Re-appoint the Auditors and authorize the Directors to fix their       Management  For               For
                 remuneration

    7.           Authorize the Directors, to allot or issue shares and to make and      Management  For               For
                 grant offers, agreements and options which would or might require shares to be allotted, issued or disposed of during or after the end of the relevant period, (a), otherwise than pursuant to a Rights
                 Issue [subject to such exclusions or other arrangements as the
                 Directors may deem necessary or expedient in relation to
                 fractional entitlements or legal or practical problems under the laws of, or the requirements of any recognized regulatory body or any stock exchange in, any territory], or upon conversion of the
                 USD 400,000,000 2.75% guaranteed convertible bonds
                 convertible into fully-paid shares of the Company, not exceeding
                 USD 76.5 million, the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted wholly for cash [whether pursuant to an option or otherwise] by the
                 Directors ; [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which such

    8.           Authorize the Directors of the Company, subject to and in              Management  For               For
                 accordance with all applicable Laws and regulations during the relevant period [for the purposes of this resolution], to purchase its own shares and the aggregate nominal amount of shares of the
                 Company which the Company may purchase pursuant to the said approval shall be less than 15% of the aggregate nominal amount of the existing issued share capital of the Company at the date of this meeting, and such approval shall be limited accordingly, and said the approval shall, where permitted by applicable Laws and regulations and subject to the limitation in this Resolution, extend to permit the purchase of shares of the Company i) by subsidiaries of the Company and ii) pursuant to the terms of put warrants or financial instruments having similar effect [Put Warrants] whereby the Company can be required to purchase its own shares,
                 provided that where put Warrants are issued or offered pursuant to a rights issue [as specified] the price which the Company ma
------------------------------------------------------------------------------------------------------------------------------------
    DIAMOND CITY CO.,LTD.
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   J12201109                                        MEETING TYPE        Annual General Meeting
    TICKER SYMBOL                                                               MEETING DATE        17-May-2007
    ISIN                       JP3499600009                                     AGENDA              701233570 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    1            Approve Merger with Aeon Mall                                          Management  For               For

    2.1          Appoint a Director                                                     Management  For               For

    2.2          Appoint a Director                                                     Management  For               For

    2.3          Appoint a Director                                                     Management  For               For

    2.4          Appoint a Director                                                     Management  For               For

    2.5          Appoint a Director                                                     Management  For               For

    2.6          Appoint a Director                                                     Management  For               For

    2.7          Appoint a Director                                                     Management  For               For

    2.8          Appoint a Director                                                     Management  For               For

    2.9          Appoint a Director                                                     Management  For               For

    3.1          Appoint a Corporate Auditor                                            Management  Against           Against

    3.2          Appoint a Corporate Auditor                                            Management  Against           Against

    3.3          Appoint a Corporate Auditor                                            Management  Against           Against

    3.4          Appoint a Corporate Auditor                                            Management  Against           Against

    4            Approve Provision of Retirement Allowance for Directors and            Management  Against           Against
                 Corporate Auditors

    5            Approve Payment of Bonuses to Directors                                Management  For               For
------------------------------------------------------------------------------------------------------------------------------------
    AEON MALL CO.,LTD.
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   J10005106                                        MEETING TYPE        Annual General Meeting
    TICKER SYMBOL                                                               MEETING DATE        17-May-2007
    ISIN                       JP3131430005                                     AGENDA              701237857 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    1            Approve Merger by stock transfer with Diamond City                     Management  For               For

    2            Amend the Articles to: Establish a Vice Chairperson Position           Management  For               For

    3.1          Appoint a Director                                                     Management  For               For

    3.2          Appoint a Director                                                     Management  For               For

    3.3          Appoint a Director                                                     Management  For               For

    3.4          Appoint a Director                                                     Management  For               For

    3.5          Appoint a Director                                                     Management  For               For

    3.6          Appoint a Director                                                     Management  For               For

    3.7          Appoint a Director                                                     Management  For               For

    3.8          Appoint a Director                                                     Management  For               For

    3.9          Appoint a Director                                                     Management  For               For

    3.10         Appoint a Director                                                     Management  For               For

    3.11         Appoint a Director                                                     Management  For               For

    3.12         Appoint a Director                                                     Management  For               For

    3.13         Appoint a Director                                                     Management  For               For

    3.14         Appoint a Director                                                     Management  For               For

    3.15         Appoint a Director                                                     Management  For               For

    3.16         Appoint a Director                                                     Management  For               For

    3.17         Appoint a Director                                                     Management  For               For

    3.18         Appoint a Director                                                     Management  For               For

    3.19         Appoint a Director                                                     Management  For               For

    3.20         Appoint a Director                                                     Management  For               For

    4.1          Appoint a Corporate Auditor                                            Management  Against           Against

    4.2          Appoint a Corporate Auditor                                            Management  Against           Against

    4.3          Appoint a Corporate Auditor                                            Management  Against           Against

    4.4          Appoint a Corporate Auditor                                            Management  Against           Against

    5            Approve Provision of Retirement Allowance for Directors and            Management  Against           Against
                 Corporate Auditors, and Approve Final Payment Associated with
                 Abolition of Retirement Benefit System for Directors and Auditors

    6            Amend the Compensation to be Received by Directors, and                Management  Against           Against
                 Authorize Use of Stock Options for Directors
------------------------------------------------------------------------------------------------------------------------------------
    UNIBAIL HOLDING, PARIS
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   F95094110                                        MEETING TYPE        MIX
    TICKER SYMBOL                                                               MEETING DATE        21-May-2007
    ISIN                       FR0000124711                                     AGENDA              701239166 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
                 French Resident Shareowners must complete, sign and forward            Non-Voting
                 the Proxy Card directly to the sub custodian. Please contact your
                 Client Service Representative to obtain the necessary card,
                 account details and directions.   The following applies to Non-
                 Resident Shareowners:   Proxy Cards: Voting instructions will be
                 forwarded to the Global Custodians that have become Registered
                 Intermediaries, on the Vote Deadline Date. In capacity as
                 Registered Intermediary, the Global Custodian will sign the Proxy
                 Card and forward to the local custodian. If you are unsure whether your Global Custodian acts as Registered Intermediary, please contact your representative.

    E.1          Approve the increase of the capital, in one or several times and at    Management  For               For
                 any moment, by issuance of ordinary shares of the Company or investment securities issued free or not, giving access to the capital of the Company or one of its affiliates, or giving right to the attribution of debts securities, which subscription could be done either in cash, or by compensation of debts and maintenance of the shareholders preferential subscription right

    E.2          Approve the increase of the capital, in one or several times and at    Management  For               For
                 any moment, making a public call to savings, by issuance of ordinary shares of the Company or investment securities issued free or not, giving access to the capital of the Company or one of its affiliates, or giving right to the attribution of debts securities, which subscription could be done either in cash, or by
                 compensation of debts suppression of the shareholders
                 preferential subscription right

    E.3          Approve the increase of the securities or investment securities to     Management  For               For
                 issue in case of a capital increase of the Company, with or without preferential subscription right

    E.4          Approve the issuance of shares or investment securities giving         Management  For               For
                 access to the capital of the Company, within the limit of 10%, in order to remunerate contributions in cash granted to the Company and constituted of capital securities or investment securities giving access to the capital of other Companies

    E.5          Approve the issuance of shares or investment securities giving         Management  For               For
                 access to the capital, at any moment, in remuneration of securities brought to a public exchange offer initiated by the Company against securities of a another Company admitted to negotiations over one of the regulated markets, further to the rapprochement with Rodamco and suppression of the shareholders preferential right

    E.6          Approve the limitation of the global amount of the authorizations of   Management  For               For
                 capital increases

    E.7          Approve the increase of the capital , in one or several times and at   Management  For               For
                 any moment, by incorporation of primes, reserves, benefits and under the form of attribution of free shares or the raising of the nominal value of the existing shares, or both

    E.8          Approve the increase of the capital, in one or several times, by       Management  For               For
                 issuances of shares or investment securities giving access to the capital, reserved for the Members of a Corporate Savings Plan

    E.9          Approve the grant, in one or several times, for the benefits of the    Management  For               For
                 salaried members of the staff and representatives of the Company or the one related to it, options giving right to the subscription of shares of the Company and/or options giving right to the purchase of existing shares held by the Company

    E.10         Approve the reduction of the capital, in one or several times and at   Management  For               For
                 any moment, by cancellation of all or part of the acquired shares or that would be to be acquired further to an authorization given by the ordinary general meeting by the Company itself, within the limit of 10% of the capital

    E.11         Approve the transformation of the Administration and Direction         Management  For               For
                 Mode of the Company, by adoption of the Executive Board and the Supervisory Board formula, under the suspensive condition of the first settlement-delivery of the securities that should be issued further the project of public exchange offer of Unibail on Rodamco
                 Europe NV

    E.12         Amend Article 2 of the Bylaws related to the social object of the      Management  For               For
                 Company, under the suspensive condition of the first settlement-
                 delivery of the securities that should be issued further to the project of public exchange offerof Unibail on Rodamco Europe NV

    E.13         Amend Article 3 of the Bylaws related to the social denomination       Management  For               For
                 of the Company, under the suspensive condition of the first settlement-delivery of the securities that should be issued further to the project of public exchange offer of Unibail on Rodamco
                 Europe NV

    E.14         Adopt the text about the new Bylaws under the suspensive               Management  For               For
                 condition of the first settlement-delivery of the securities that should be issued further to the project of public exchange offer of
                 Unibail on Rodamco Europe NV

    E.15         Approve the transfer to the Executive Board of the delegations of      Management  For               For
                 authority given by the Board of Directors further to Resolutions 1 to 10, under the suspensive condition of the transformation of the
                 Company into a Company with the Executive Board and the
                 Supervisory Board

    O.16         Authorize the Board of Directors to operate the Company shares,        Management  For               For
                 within the limit of 10% of the capital and the setting of the maximum purchase and minimum selling price per share

    O.17         Appoint Mr. Robert F.W van Oordt as a Member of the                    Management  Against           Against
                 Supervisory Board under the suspensive condition of the
                 transformation of the Company mentioned in Resolution 11

    O.18         Appoint Mr. Francois Jaclot as a Member of the Supervisory             Management  For               For
                 Board under the suspensive condition of the transformation of the
                 Company mentioned in Resolution 11

    O.19         Appoint Mr. Frans J.G.M Cremers as a Member of the                     Management  Against           Against
                 Supervisory Board under the suspensive condition of the
                 transformation of the Company mentioned in Resolution 11

    O.20         Appoint Mr. Jacques Dermagne as a Member of the Supervisory            Management  Against           Against
                 Board under the suspensive condition of the transformation of the
                 Company mentioned in Resolution 11

    O.21         Appoint Mr. Rob Ter Haar as a Member of the Supervisory Board          Management  Against           Against
                 under the suspensive condition of the transformation of the
                 Company mentioned in Resolution 11

    O.22         Appoint Mr. Jean-Louis Laurens as a Member of the Supervisory          Management  For               For
                 Board under the suspensive condition of the transformation of the
                 Company mentioned in Resolution 11

    O.23         Appoint Mr. Yves Lyon-Caen as a Member of the Supervisory              Management  For               For
                 Board under the suspensive condition of the transformation of the
                 Company mentioned in Resolution 11

    O.24         Appoint Mr. Henri Moulard as a Member of the Supervisory Board         Management  For               For
                 under the suspensive condition of the transformation of the
                 Company mentioned in Resolution 11

    O.25         Appoint Mr. Bart R. Okkens as a Member of the Supervisory              Management  Against           Against
                 Board under the suspensive condition of the transformation of the
                 Company mentioned in Resolution 11

    O.26         Appoint Mr. Jos W.BBB. Westerburgen as a Member of the                 Management  Against           Against
                 Supervisory Board under the suspensive condition of the
                 transformation of the Company mentioned in Resolution 11

    O.27         Approve the setting of the fees                                        Management  For               For

    O.28         Power for formalities                                                  Management  For               For
------------------------------------------------------------------------------------------------------------------------------------
    DERWENT LONDON PLC, LONDON
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   G27300105                                        MEETING TYPE        Annual General Meeting
    TICKER SYMBOL                                                               MEETING DATE        23-May-2007
    ISIN                       GB0002652740                                     AGENDA              701228896 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

    1.           Receive the report of the Directors and the accounts for the YE 31     Management  For               For
                 DEC 2006 and the Independent Auditor's report thereon

    2.           Approve the report of the remuneration committee for the YE 31         Management  For               For
                 DEC 2006

    3.           Re-elect Mr. Nigel Q. George as a Director                             Management  For               For

    4.           Re-elect Mr. Paul M. Williams as a Director                            Management  For               For

    5.           Re-elect Mr. Simon J. Neathercoat as a Director                        Management  For               For

    6.           Elect Mr. Stuart A. Corbyn as a Director                               Management  For               For

    7.           Elect Mrs. June De Moller as a Director                                Management  For               For

    8.           Elect The Hon. Robert A. Rayne as a Director                           Management  For               For

    9.           Elect Mr. Nick R. Friedlos as a Director                               Management  For               For

    10.          Elect Mr. Donald Newell as a Director                                  Management  For               For

    11.          Re-appoint  BDO Stoy Hayward LLP as the Auditors and  authorize        Management  For               For
                 the Directors to determine its remuneration

    12.          Approve, the Company may serve any notice or send or supply            Management  For               For
                 and other document or information to a Member by making the notice document or information available on a website or by sending or supplying it in electronic form [Section 1168 of the
                 Companies Act 2006]

    13.          Authorize the Directors, to allot relevant securities [Section 80 of   Management  For               For
                 the Companies Act 1985] up to an aggregate nominal amount of
                 GBP 1,676,112; [Authority expires at the conclusion of next AGM of the Company]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

    S.14         Authorize the Directors, pursuant to Section 95 of the Companies       Management  For               For
                 Act 1985, to allot equity securities [Section 94 of the said Act] for cash pursuant to the authority conferred by resolution and/or where such allotment constitutes an allotment of equity securities by virtue of Section 94(3A) of the said Act, disapplying the statutory pre-emption rights [Section 89(1) of the said Act], provided that this power is limited to the allotment of equity securities: i) in connection with a rights issue, open offer or other offers in favor of ordinary shareholders; and ii) up to an aggregate nominal amount of GBP 251,416,80; [Authority expires at the conclusion of the next AGM of the Company]; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

    S.15         Authorize the Company, to make mARKET PURCHASES [SECTION               Management  For               For
                 163(3) OF THE COMPANIES ACT 1985] OF UPTO 10,056,672 ORDINARY
                 SHARES OF 5P EACH IN THE CAPITAL OF THE COMPANY, AT A MINIMUM
                 PRICE OF 5P AND UP TO 105% OF THE AVERAGE MIDDLE MARKET
                 QUOTATIONS FOR SUCH SHARES DERIVED FROM THE LONDON STOCK
                 EXCHANGE DAILY OFFICIAL LIST, OVER THE PREVIOUS 5 BUSINESS DAYS,
                 THE PRICE STIPULATED BY ARTICLE 5(1) OF THE BUY-BACK AND
                 STABILIZATION REGULATION [EC NO. 2273/2003]; [AUTHORITY EXPIRES AT
                 THE CONCLUSION OF THE NEXT AGM OF THE COMPANY AFTER PASSING OF
                 THIS RESOLUTION]; BEFORE THAT THE COMPANY MAY MAKE A CONTRACT TO
                 PURCHASE ORDINARY SHARES WHICH WILL OR MAY BE EXECUTED WHOLLY OR
                 PARTLY AFTER SUCH EXPIRY
------------------------------------------------------------------------------------------------------------------------------------
    SHANGRI-LA ASIA LTD
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   G8063F106                                        MEETING TYPE        Annual General Meeting
    TICKER SYMBOL                                                               MEETING DATE        23-May-2007
    ISIN                       BMG8063F1068                                     AGENDA              701229191 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    1.           Receive the audited financial statements and the reports of the        Management  For               For
                 Directors and the Auditors for the YE 31 DEC 2006

    2.           Declare a final dividend for the YE 31 DEC 2006                        Management  For               For

    3.i          Re-elect Mr. Giovanni Angelini as a Director                           Management  For               For

    3.ii         Re-elect Mr. Ho Kian Guan as a Director                                Management  For               For

    3.iii        Re-elect Mr. Roberto V. Ongpin as a Director                           Management  For               For

    3.iv         Re-elect Mr. Timothy David Dattels as a Director                       Management  For               For

    4.           Approve  to fix  Directors'  fees  [including  fees  payable to        Management  For               For
                 Members   of  the  Audit  and  Remuneration Committees]

    5.           Re-appoint Messrs.  PricewaterhouseCoopers  as the Auditors and        Management  For               For
                 authorize  the Directors of the Company to fix their remuneration

    6.A          Authorize the Directors of the Company, to allot and issue             Management  Against           Against
                 additional shares in the share capital of the Company and to make or grant offers, agreements and options which would or might require the exercise of such power during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the share capital of the Company in issue as at the date of the passing of this resolution and the said approval shall be limited accordingly, otherwise than pursuant to: i) a rights issue [as specified]; ii) the exercise of any option under any Share Option
                 Scheme or similar arrangement for the grant or issue to option holders of shares in the Company; iii) any scrip dividend scheme or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Bye-laws of the Company; iv) the exercise of any conversion rights attaching to the Zero Coupon Guaranteed
                 Convertible Bonds due 2009 issued by Shangri-La Finance
                 Limited; a

    6.B          Authorize the Directors of the Company to repurchase its own           Management  For               For
                 shares on The Stock Exchange of Hong Kong Limited [the HKSE]
                 or on any other stock exchange on which the shares of the
                 Company may be listed and recognized by the Securities and
                 Futures Commission of Hong Kong and the HKSE for this purpose or on the Singapore Exchange Securities Trading Limited, subject to and in accordance with all applicable Laws and the
                 requirements of the Rules Governing the Listing of Securities on
                 the HKSE or that of any other stock exchange as amended from time to time [as the case may be], during the relevant period, not exceeding 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of the passing of this resolution; [Authority expires the earlier at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Bye-
                 Laws of the Company or any applicable Laws of Bermuda to be held]

    6.C          Approve, conditional upon the passing of Resolution Number 6.B,        Management  Against           Against
                 to extend the general mandate granted to the Directors of the
                 Company and for the time being in force to exercise the powers of the Company to allot shares, by the addition to the aggregate nominal amount of the share capital which may be allotted or agreed conditionally or unconditionally to be allotted by the
                 Directors of the Company pursuant to such general mandate of an amount representing the aggregate nominal amount of the share capital of the Company repurchased by the Company under the authority granted by the Resolution Number 6.B, provided that such amount shall not exceed 10% of the aggregate nominal
                 amount of the share capital of the Company in issue as at the date of the passing of this resolution
------------------------------------------------------------------------------------------------------------------------------------
    CHINA OVERSEAS LAND & INVESTMENT LTD
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   Y15004107                                        MEETING TYPE        Annual General Meeting
    TICKER SYMBOL                                                               MEETING DATE        05-Jun-2007
    ISIN                       HK0688002218                                     AGENDA              701223353 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    1.           Receive and adopt the audited financial statements and the             Management  For               For
                 reports of the Directors and the Auditors for the YE 31 DEC 2006

    2.a          Re-elect Mr. Kong Qingping as a Director                               Management  For               For

    2.b          Re-elect Mr. Xiao Xiao as a Director                                   Management  For               For

    2.c          Re-elect Mr. Wang Man Kwan, Paul as a Director                         Management  For               For

    2.d          Re-elect Mr. Chen Bin as a Director                                    Management  For               For

    2.e          Re-elect Mr. Zhu Yijian as a Director                                  Management  For               For

    2.f          Re-elect Mr. Luo Liang as a Director                                   Management  For               For

    3.           Authorize the Board to fix the remuneration of the Directors           Management  For               For

    4.           Declare a final dividend for the YE 31 DEC 2006 of HK6 cents per       Management  For               For
                 share

    5.           Re-appoint   Deloitte  Touche  Tohmatsu  as  the  Auditors  and        Management  For               For
                 authorize   the   Board  to  fix  their remuneration

    6.           Authorize the Directors of the Company to purchase shares in the       Management  For               For
                 capital of the Company during the relevant period, on The Stock
                 Exchange of Hong Kong Limited [the Stock Exchange] or any
                 other stock exchange recognized for this purpose by the
                 Securities and Futures Commission of Hong Kong and the Stock
                 Exchange under the Hong Kong Code on Share Repurchases, not exceeding 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of passing this
                 Resolution; [Authority expires at the conclusion of the next AGM of the Company or the expiration of the period within which the next
                 AGM of the Company is required by the Articles of Association of the Company and/or the Companies Ordinance [Chapter 32 of the
                 Laws of Hong Kong] to be held]

    7.           Authorize the Directors of the Company, pursuant to Section 57B        Management  Against           Against
                 of the Companies Ordinance [Chapter 32 of the Laws of Hong
                 Kong] to allot, issue and deal with additional shares in the capital of the Company and to make or grant offers, agreements, options and rights of exchange during the relevant period, not exceeding the aggregate of a) 20% of the  share capital of the Company; and
                 b) the nominal amount of share capital repurchased [up to 10% of the aggregate nominal amount of the share capital], otherwise than pursuant to a) a rights issue; or b) the exercise of
                 subscription or conversion rights under the terms of any bonds or securities which are convertible into shares of the Company ; or c)
                 any option scheme or similar arrangement for the time being adopted for the grant or issue to Directors and/or employees of the Company and/or any of its subsidiaries of shares or rights to acquire shares of the Company; or d) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of

    8.           Approve, conditional upon the passing of the Resolutions 6 and 7       Management  Against           Against
                 to extend the general mandate granted to the Directors of the
                 Company pursuant to the Resolution 7, by an amount
                 representing the aggregate nominal amount of share capital of the
                 Company purchased by the Company under the authority granted pursuant to the Resolution 6, provided that such amount shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing this Resolution
------------------------------------------------------------------------------------------------------------------------------------
    SOL MELIA SA, PALMA DE MALLORCA
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   E89049154                                        MEETING TYPE        Ordinary General Meeting
    TICKER SYMBOL                                                               MEETING DATE        05-Jun-2007
    ISIN                       ES0176252718                                     AGENDA              701237693 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
                 PLEASE NOTE IN THE EVENT THE MEETING DOES NOT                          Non-Voting
                 REACH QUORUM, THERE WILL BE A SECOND CALL ON 06
                 JUN 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
                 WILL REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
                 IS AMENDED. THANK YOU.

    1.           Receive and approve the annual accounts, balance sheet, profit         Management  For               For
                 and loss account, notes to the accounts and Management report of SOL Melia, Sociedad Anonima, and the annual accounts and
                 Management report of its consolidated Group, all corresponding to the YE 31 DEC 2006

    2.           Approve the application of 2006 profits                                Management  For               For

    3.           Receive and approve the Management of the Board of Directors           Management  For               For
                 during FY 2006

    4.           Appoint the Auditors                                                   Management  For               For

    5.           Re-appoint Mr. Don Gabriel Escarrer Jaume as a Director                Management  For               For

    6.           Authorize the Board of Directors to increase the Corporate capital,    Management  For               For
                 in conformity with Section 153(1B) of the Spanish Limited
                 Companies Act, Ley De Sociedades Anonimas, and to exclude
                 the preferential subscription right according to Section 159(2B) of the same act, rendering void the authority granted thereto by the general meeting held on 06 JUN 2006

    7.           Authorize the Board of Directors to issue fixed income securities,     Management  For               For
                 exchangeable and, or convertible into shares of the Company, within a 5 year period from the date the resolution is adopted by the general meeting, setting the terms and conditions of the conversion and, or, exchange, with authority to exclude the preferential subscription right for shareholders and bond holders, and to guarantee the issues made by the Company subsidiaries, increasing the corporate capital by the necessary amount,
                 rendering void the authority granted thereto by the general meeting held on 06 JUN 2006

    8.           Authorize the Board of Directors to carry out the derivative           Management  For               For
                 acquisition of shares of SOL Melia, Sociedad Anonima, either directly or via affiliated Companies, within an 18 year period from the date the general meeting adopts this resolution, ratifying the acquisitions carried out after the date of the last general meeting, rendering void, for the amount not used, the authority granted thereto by the general meeting held on 06 JUNE 2006

    9.           Approve  the  delegation  of powers  for the  execution  of the        Management  For               For
                 resolutions adopted by the general meeting

    10.          Receive and write up the minutes of the proceedings                    Management  For               For
------------------------------------------------------------------------------------------------------------------------------------
    DIC ASSET AG, FRANKFURT AM MAIN
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   D2837E100                                        MEETING TYPE        Annual General Meeting
    TICKER SYMBOL                                                               MEETING DATE        06-Jun-2007
    ISIN                       DE0005098404                                     AGENDA              701221260 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
                 PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS                         Non-Voting
                 MEETING IS 16 MAY 2007, WHEREAS THE MEETING HAS
                 BEEN SETUP USING THE ACTUAL RECORD DATE - 1
                 BUSINESS DAY. THIS IS DONE TO ENSURE THAT ALL
                 POSITIONS REPORTED ARE IN CONCURRENCE WITH THE
                 GERMAN LAW. THANK YOU.

    1.           Presentation of the financial  statements and annual report for        Non-Voting
                 the 2006  financial  year  with the  report of the Supervisory
                 Board,  the group  financial  statements and Group annual report

    2.           Resolution on the appropriation of the distribution profit of EUR      Management  For               For
                 23,894,329.07 as follows: Payment of a dividend of EUR 0.75 per no-par share EUR 2,519,329.07 shall be carried forward Ex-
                 dividend and payable date: June 7, 2007

    3.           Ratification of the acts of the Board of Managing Directors            Management  For               For

    4.           Ratification of the acts of the Supervisory Board                      Management  For               For

    5.           Appointment of Auditors for the 2007 financial year: Roedl +           Management  For               For
                 Partner GmbH, Nuremberg

    6.A          Elect Prof. Dr. Gerhard Schmidt as a member of the Supervisory         Management  For               For
                 Board

    6.B          Elect Mr. Klaus-Juergen Sontowski as a member of the                   Management  For               For
                 Supervisory  Board

    6.C          Elect Mr. Michael Bock as a member of the Supervisory  Board           Management  For               For

    7.           Resolution on the creation of authorized capital, and the              Management  For               For
                 correspondence amendments to the Articles of Association; the existing authorized capital shall be revoked in respect of the unused portion of EUR 2,010,000; the Board of Managing
                 Directors shall be authorized, with the consent of the Supervisory
                 Board to increase the share capital by up to EUR 14,250,000 through the issue of new bearer no-par shares against payment in cash and/or kind, on or before 05 JUN 2012, shareholders
                 subscription rights shall be excluded for residual amounts, for the granting of such rights to the holders of existing converted or option rights, for acquisition purposes, and for a capital increase of up to 10 % of the share capital against payment in cash if the new shares are issued at a price not materially below their market price

    8.           Renewal of the authorization to acquire own shares; the Board of       Management  For               For
                 Managing Directors shall be authorized to acquire shares of the
                 Company of up to 10 % of its share capital, at a price not deviating more than 10 % from the market price of the shares if they are acquired through the Stock Exchange, nor more than 15 % if the shares are acquired by way of a repurchase offer, on or before 05
                 DEC 2008; the Board of Managing Directors shall be authorized to dispose of the shares in a manner other than the stock exchange or an offer to shareholders if they are sold at a price not materially below their market price, to use the shares for acquisition purposes or for the fulfilment of conversion or option rights, and to retire the shares

    9.           Adjustment of the authorization adopted by the shareholders            Management  For               For
                 meeting of 19 JUL 2005, to issue converted bonds, warrant bonds and profit-sharing rights, the limitation of the authorization to issue bonds and profit-sharing rights to up to EUR 50,000,000 shall be revoked

    10.          Amendment to the Articles of Association in accordance with the        Management  For               For
                 new Transparency Directive Implementation Law [TUG]; the
                 Company shall be authorized to transmit information to
                 shareholders by electronic means

    11.          Amendment to the Articles of Association in respect of the             Management  For               For
                 remuneration for the Supervisory Board; each committee member shall receive a fixed annual remuneration of EUR 2,500 per membership in a committee [in total not more than EUR 5,000]
                 Committee Chairmen shall receive twice these amounts

                 COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS                          Non-Voting
                 MEETING. A LINK TO THE COUNTER PROPOSAL
                 INFORMATION  IS  AVAILABLE  IN THE  MATERIAL URL SECTION OF THE
                 APPLICATION.  IF YOU WISH TO ACT ON THESE ITEMS,  YOU WILL NEED
                 TO  REQUEST  A  MEETING  ATTEND  AND VOTE  YOUR  SHARES  AT THE
                 COMPANYS MEETING.
------------------------------------------------------------------------------------------------------------------------------------
    CAPITAL & REGIONAL PLC
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   G18676109                                        MEETING TYPE        Annual General Meeting
    TICKER SYMBOL                                                               MEETING DATE        11-Jun-2007
    ISIN                       GB0001741544                                     AGENDA              701250033 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    1.           Adopt the  accounts  for the  period  ended 30 DEC 2006 and the        Management  For               For
                 reports of the  Directors  and the Auditors thereon

    2.           Declare a final dividend of 17p per ordinary share                     Management  For               For

    3.           Re-appoint Mr. T. Chandos as a Director of the Company                 Management  For               For

    4.           Re-appoint Mr. M. Barber as a Director of the Company                  Management  For               For

    5.           Re-appoint Mr. M. Wolstenholme as a Director of the Company            Management  For               For

    6.           Re-appoint Mr. P. Newton as a Director of the Company                  Management  For               For

    7.           Re-appoint Deloitte & Touche LLP as the Auditors for the period        Management  For               For
                 prescribed by Section 385(2) of the Companies Act 1985 and authorize the Directors to determine their remuneration for the ensuring year

    8.           Approve the Directors' remuneration report for the period ended        Management  For               For
                 30 DEC 2006

    9.           Authorize the Directors, for the purpose of Section 80 of the          Management  For               For
                 Companies Act 1985, to allot relevant securities [with in the meaning of that Section] up to an aggregate nominal amount of
                 GBP 2,412,957; [Authority expires at the conclusion of the AGM of the Company in 2008]; and the Company may allot relevant
                 securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

    S.10         Authorize the Directors, pursuant to Section 95 of the Companies       Management  For               For
                 Act 1985, to allot equity securities [within the meaning of Section
                 94(2) to Section 94(3A) of the said Act] for cash pursuant to the authority conferred by Resolution 9, disapplying the statutory pre-
                 emption rights [Section 89(1)], provided that this power is limited to the allotment of equity securities i) in connection with a rights issue, in favor of holders of ordinary shareholders of 10 p each in the Company; and ii) up to an aggregate nominal amount value equal to 5% of the issued ordinary share capital; [Authority expires at the conclusion of the AGM of the Company in 2008]; and the
                 Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry

    S.11         Authorize the Company, in compliance with Section 166 of the           Management  For               For
                 Companies Act 1985, to make market purchases of up to
                 10,785,920 ordinary shares of 10p each in the Company, at a minimum price of 10p and up to 105% above the average middle market quotations for such shares derived from the London Stock
                 Exchange Daily Official List, over the previous 5 business days;
                 [Authority expires the earlier of the conclusion of the AGM of the
                 Company in 2008 or 15 months]

    S.12         Amend the Articles of Association of the Company by deleting the       Management  For               For
                 existing Article 186 [indemnity] and Article 187 [insurance] and replacing them with the following new Articles 186, 187, 188 and
                 189 as specified
------------------------------------------------------------------------------------------------------------------------------------
    WING TAI HOLDINGS LTD
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   V97973107                                        MEETING TYPE        ExtraOrdinary General Meeting
    TICKER SYMBOL                                                               MEETING DATE        22-Jun-2007

    ISIN                       SG1K66001688                                     AGENDA              701286848 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    1.           Approve and ratify,  the provision by the Company and Crossbook        Management  For               For
                 Group Limited  (Crossbook),  a wholly-owned subsidiary of the
                 Company, of an irrevocable Undertaking (the Undertaking) to USI
                 Holdings Limited (the Offeror), to tender all 71,790,500 shares
                 (the  Undertaking  Shares)  in  the  share  capital  of  Winsor
                 Properties  Holdings Limited (the Offeror) in acceptance of the voluntary  conditional  securities  exchange  Offer (the Offer)
                 made by Cazenove  Asia Limited on behalf of the Offeror for all issued ordinary shares of HKD 0.01 each in the share capital of the  Offeror,  other than  those  already  held by the  Offeror and/or its subsidiaries; authorize the Company and Crossbook to tender the  Undertaking  Shares in  acceptance  of the Offer in accordance with the terms of the Undertaking (together with the provision of the  Undertaking  by the Company and  Crossbook to
                 the  Offeror,  the Proposed  Transaction);  and  authorize  the
                 Directors  of the  Company and each of them to do all such acts and things in connection with the Propos
------------------------------------------------------------------------------------------------------------------------------------
    IGD - IMMOBILIARE GRANDE DISTRIBUZIONE SPA, RAVENN
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   T5331M109                                        MEETING TYPE        ExtraOrdinary General Meeting
    TICKER SYMBOL                                                               MEETING DATE        25-Jun-2007
    ISIN                       IT0003745889                                     AGENDA              701300864 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
                 PLEASE NOTE IN THE EVENT THE MEETING DOES NOT                          Non-Voting
                 REACH QUORUM, THERE WILL BE A SECOND CALL ON 26
                 JUN 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
                 WILL REMAIN VALID FOR ALL CALLS UNLESS THE AGENDA
                 IS AMENDED. PLEASE BE ALSO ADVISED THAT YOUR
                 SHARES WILL BE BLOCKED UNTIL THE QUORUM IS MET OR
                 THE MEETING IS CANCELLED. THANK YOU.

    1.           Approve to issue a bond convertible into IGD ordinary shares           Management  For               For
                 pursuant to Article 2420 BIS, 1 Paragraph of the Civil Code of a
                 nominal amount of EUR 230,000,000.00 reserved to institutional investors; consequent capital increase pursuant to Article 2420
                 BIS, 2 Paragraphs with exclusion of optional right, pursuant to
                 Article 2441, 5 and 6 Paragraph, to serve the conversion of the convertible bond, for a maximum amount of EUR 46,653,144.00 through the issue of maximum 46,653,144 IGD ordinary shares, of a nominal value of EUR 1.00 every one; consequent and related
                 Resolutions
------------------------------------------------------------------------------------------------------------------------------------
    DERWENT LONDON PLC, LONDON
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   G27300105                                        MEETING TYPE        ExtraOrdinary General Meeting
    TICKER SYMBOL                                                               MEETING DATE        26-Jun-2007
    ISIN                       GB0002652740                                     AGENDA              701275996 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    S.1          Amend Article 124A under Section 109 of the Finance Act 2006 of        Management  For               For
                 the Articles of Association, as specified
------------------------------------------------------------------------------------------------------------------------------------
    TOKYU LAND CORPORATION
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   J88849120                                        MEETING TYPE        Annual General Meeting
    TICKER SYMBOL                                                               MEETING DATE        27-Jun-2007
    ISIN                       JP3569000007                                     AGENDA              701284743 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    1            Approve Appropriation of Retained Earnings                             Management  For               For

    2.1          Appoint a Corporate Auditor                                            Management  Against           Against

    2.2          Appoint a Corporate Auditor                                            Management  Against           Against

    2.3          Appoint a Corporate Auditor                                            Management  For               For

    2.4          Appoint a Corporate Auditor                                            Management  For               For

    3            Approve Provision of Retirement Allowance for Retiring Corporate       Management  For               For
                 Officers, and Special Payment for Deceased Director

    4            Approve Payment of Bonuses to Directors and Corporate Auditors         Management  For               For
------------------------------------------------------------------------------------------------------------------------------------
    DAIWA HOUSE INDUSTRY CO.,LTD.
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   J11508124                                        MEETING TYPE        Annual General Meeting

    TICKER SYMBOL                                                               MEETING DATE        28-Jun-2007
    ISIN                       JP3505000004                                     AGENDA              701234887 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
                 Please note this  announcement  is being provided to inform you        Non-Voting
                 that  the true  agenda  has  been  released  and is available for your review.  (Please  refer to the attached PDF files.)

    1.           Approve Appropriation of Retained Earnings                             Management  For               For

    2.1          Appoint a Director                                                     Management  For               For

    2.2          Appoint a Director                                                     Management  For               For

    2.3          Appoint a Director                                                     Management  For               For

    2.4          Appoint a Director                                                     Management  For               For

    2.5          Appoint a Director                                                     Management  For               For

    2.6          Appoint a Director                                                     Management  For               For

    2.7          Appoint a Director                                                     Management  For               For

    2.8          Appoint a Director                                                     Management  For               For

    2.9          Appoint a Director                                                     Management  For               For

    2.10         Appoint a Director                                                     Management  For               For

    2.11         Appoint a Director                                                     Management  For               For

    2.12         Appoint a Director                                                     Management  For               For

    2.13         Appoint a Director                                                     Management  For               For

    2.14         Appoint a Director                                                     Management  For               For

    2.15         Appoint a Director                                                     Management  For               For

    2.16         Appoint a Director                                                     Management  For               For

    2.17         Appoint a Director                                                     Management  For               For

    2.18         Appoint a Director                                                     Management  For               For

    3.           Appoint a Corporate Auditor                                            Management  For               For

    4.           Approve Payment of Bonuses to Corporate Officers                       Management  For               For
------------------------------------------------------------------------------------------------------------------------------------
    MITSUBISHI ESTATE COMPANY,LIMITED
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   J43916113                                        MEETING TYPE        Annual General Meeting
    TICKER SYMBOL                                                               MEETING DATE        28-Jun-2007
    ISIN                       JP3899600005                                     AGENDA              701235346 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
                 Please note this  announcement  is being provided to inform you        Non-Voting
                 that  the true  agenda  has  been  released  and is available for your review.  (Please  refer to the attached PDF files.)

    1.           Approve Appropriation of Retained Earnings                             Management  For               For

    2.           Amend the Articles of Incorporation                                    Management  For               For

    3.1          Appoint a Director                                                     Management  For               For

    3.2          Appoint a Director                                                     Management  For               For

    3.3          Appoint a Director                                                     Management  For               For

    3.4          Appoint a Director                                                     Management  For               For

    3.5          Appoint a Director                                                     Management  For               For

    3.6          Appoint a Director                                                     Management  For               For

    3.7          Appoint a Director                                                     Management  Against           Against

    3.8          Appoint a Director                                                     Management  For               For

    3.9          Appoint a Director                                                     Management  For               For

    3.10         Appoint a Director                                                     Management  For               For

    3.11         Appoint a Director                                                     Management  For               For

    3.12         Appoint a Director                                                     Management  For               For

    3.13         Appoint a Director                                                     Management  For               For

    4.           Appoint a Corporate Auditor                                            Management  Against           Against

    5.           Approve Policy regarding Large-scale Purchases of Company              Management  Against           Against
                 Shares
------------------------------------------------------------------------------------------------------------------------------------
    MITSUI FUDOSAN CO LTD (FORMERLY MITSUI REAL ESTATE
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   J4509L101                                        MEETING TYPE        Annual General Meeting
    TICKER SYMBOL                                                               MEETING DATE        28-Jun-2007
    ISIN                       JP3893200000                                     AGENDA              701280567 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    1            Approve Appropriation of Profits                                       Management  For               For

    2.1          Appoint a Director                                                     Management  For               For

    2.2          Appoint a Director                                                     Management  For               For

    2.3          Appoint a Director                                                     Management  For               For

    2.4          Appoint a Director                                                     Management  For               For

    2.5          Appoint a Director                                                     Management  For               For

    2.6          Appoint a Director                                                     Management  For               For

    2.7          Appoint a Director                                                     Management  For               For

    2.8          Appoint a Director                                                     Management  For               For

    3.1          Appoint a Corporate Auditor                                            Management  For               For

    3.2          Appoint a Corporate Auditor                                            Management  Against           Against

    3.3          Appoint a Corporate Auditor                                            Management  Against           Against

    4            Approve Final Payment Associated with Abolition of Retirement          Management  For               For
                 Benefit System for Directors and Auditors

    5            Approve Payment of Bonuses to Directors and Corporate Auditors         Management  For               For

    6            Amend the Compensation to be Received by Corporate Officers            Management  For               For

    7            Authorize Use of Stock Option Plan for Directors                       Management  For               For

                            INVESTMENT COMPANY REPORT

------------------------------------------------------------------------------------------------------------------------------------
    PUBLIC STORAGE, INC.
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   74460D109                                        MEETING TYPE        Annual
    TICKER SYMBOL              PSA                                              MEETING DATE        03-May-2007
    ISIN                                                                        AGENDA              932677214 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    01           DIRECTOR                                                               Management

                 1        B. WAYNE HUGHES                                                           For                     For

                 2        RONALD L. HAVNER, JR.                                                     For                     For

                 3        HARVEY LENKIN                                                             For                     For

                 4        DANN V. ANGELOFF                                                          For                     For

                 5        WILLIAM C. BAKER                                                          For                     For

                 6        JOHN T. EVANS                                                             For                     For

                 7        URI P. HARKHAM                                                            For                     For

                 8        B. WAYNE HUGHES, JR.                                                      For                     For

                 9        GARY E. PRUITT                                                            For                     For

                 10       DANIEL C. STATON                                                          For                     For

    02           RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP                       Management  For                     For
                 AS THE COMPANY'S INDEPENDENT  REGISTERED PUBLIC ACCOUNTING FIRM
                 FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007.

    03           APPROVAL OF THE 2007 EQUITY AND PERFORMANCE-                           Management  For                     For
                 BASED INCENTIVE COMPENSATION PLAN.


    04           APPROVAL OF THE PROPOSAL TO REORGANIZE FROM A                          Management  For                     For
                 CALIFORNIA CORPORATION TO A MARYLAND REAL ESTATE
                 INVESTMENT TRUST.

    05           APPROVAL OF ADJOURNMENTS OR POSTPONEMENTS OF                           Management  Against                 Against
                 THE ANNUAL MEETING IF NECESSARY.
------------------------------------------------------------------------------------------------------------------------------------
    U-STORE-IT TRUST
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   91274F104                                        MEETING TYPE        Annual
    TICKER SYMBOL              YSI                                              MEETING DATE        08-May-2007
    ISIN                                                                        AGENDA              932668114 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    01           DIRECTOR                                                               Management


                 1        THOMAS A. COMMES                                                          For                     For

                 2        J.C. (JACK) DANNEMILLER                                                   For                     For

                 3        W.M. DIEFENDERFER III                                                     For                     For

                 4        HAROLD S. HALLER                                                          For                     For

                 5        DEAN JERNIGAN                                                             For                     For

                 6        MARIANNE M. KELER                                                         For                     For

                 7        DAVID J. LARUE                                                            For                     For

    02           APPROVAL OF THE U-STORE-IT TRUST 2007 EQUITY                           Management  For                     For
                 INCENTIVE PLAN
------------------------------------------------------------------------------------------------------------------------------------
    PROLOGIS
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   743410102                                        MEETING TYPE        Annual
    TICKER SYMBOL              PLD                                              MEETING DATE        15-May-2007
    ISIN                                                                        AGENDA              932666653 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    01           DIRECTOR                                                               Management


                 1        K. DANE BROOKSHER                                                         For                     For

                 2        STEPHEN L. FEINBERG                                                       For                     For

                 3        GEORGE L. FOTIADES                                                        For                     For

                 4        CHRISTINE N. GARVEY                                                       For                     For

                 5        DONALD P. JACOBS                                                          For                     For

                 6        WALTER C. RAKOWICH                                                        For                     For

                 7        NELSON C. RISING                                                          For                     For

                 8        JEFFREY H. SCHWARTZ                                                       For                     For

                 9        D. MICHAEL STEUERT                                                        For                     For

                 10       J. ANDRE TEIXEIRA                                                         For                     For

                 11       WILLIAM D. ZOLLARS                                                        Withheld                Against

                 12       ANDREA M. ZULBERTI                                                        For                     For


    02           RATIFY THE APPOINTMENT OF THE INDEPENDENT                              Management  For                     For
                 REGISTERED PUBLIC ACCOUNTING FIRM FOR 2007.
------------------------------------------------------------------------------------------------------------------------------------
    AVALONBAY COMMUNITIES, INC.
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   053484101                                        MEETING TYPE        Annual
    TICKER SYMBOL              AVB                                              MEETING DATE        16-May-2007
    ISIN                                                                        AGENDA              932666641 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    01           DIRECTOR                                                               Management


                 1        BRYCE BLAIR                                                   For         For

                 2        BRUCE A. CHOATE                                               For         For

                 3        JOHN J. HEALY, JR.                                            For         For

                 4        GILBERT M. MEYER                                              For         For

                 5        TIMOTHY J. NAUGHTON                                           For         For

                 6        LANCE R. PRIMIS                                               For         For

                 7        H. JAY SARLES                                                 For         For

                 8        ALLAN D. SCHUSTER                                             For         For

                 9        AMY P. WILLIAMS                                               For         For

    02           TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS                        Management  For                     For
                 THE COMPANY'S INDEPENDENT AUDITORS FOR THE YEAR
                 ENDING DECEMBER 31, 2007.
------------------------------------------------------------------------------------------------------------------------------------
    HOST HOTELS & RESORTS, INC.
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   44107P104                                        MEETING TYPE        Annual
    TICKER SYMBOL              HST                                              MEETING DATE        17-May-2007
    ISIN                                                                        AGENDA              932676894 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    1A           ELECTION OF DIRECTOR: ROBERT M. BAYLIS                                 Management  For                     For

    1B           ELECTION OF DIRECTOR: TERENCE C. GOLDEN                                Management  For                     For

    1C           ELECTION OF DIRECTOR: ANN M. KOROLOGOS                                 Management  For                     For

    1D           ELECTION OF DIRECTOR: RICHARD E. MARRIOTT                              Management  For                     For

    1E           ELECTION OF DIRECTOR: JUDITH A. MCHALE                                 Management  For                     For

    1F           ELECTION OF DIRECTOR: JOHN B. MORSE, JR.                               Management  For                     For

    1G           ELECTION OF DIRECTOR: CHRISTOPHER J. NASSETTA                          Management  For                     For

    02           RATIFY APPOINTMENT OF KPMG LLP AS INDEPENDENT                          Management  For                     For
                 AUDITORS.
------------------------------------------------------------------------------------------------------------------------------------
    VORNADO REALTY TRUST
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   929042109                                        MEETING TYPE        Annual
    TICKER SYMBOL              VNO                                              MEETING DATE        22-May-2007
    ISIN                                                                        AGENDA              932700479 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    01           DIRECTOR                                                               Management


                 1        ROBERT P. KOGOD                                                           For                     For

                 2        DAVID MANDELBAUM                                                          For                     For

                 3        RICHARD R. WEST                                                           For                     For

    02           RATIFICATION OF SELECTION OF INDEPENDENT                               Management  For                     For
                 REGISTERED PUBLIC ACCOUNTING FIRM.


    03           SHAREHOLDER PROPOSAL REGARDING MAJORITY VOTING                         Management  Against                 For
                 FOR TRUSTEES.
------------------------------------------------------------------------------------------------------------------------------------
    ALEXANDRIA REAL ESTATE EQUITIES, INC
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   015271109                                        MEETING TYPE        Annual
    TICKER SYMBOL              ARE                                              MEETING DATE        23-May-2007
    ISIN                                                                        AGENDA              932689346 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    01           DIRECTOR                                                               Management


                 1        JOEL S. MARCUS                                                            For                     For

                 2        JAMES H. RICHARDSON                                                       For                     For

                 3        JOHN L. ATKINS, III                                                       For                     For

                 4        RICHARD B. JENNINGS                                                       For                     For

                 5        RICHARD H. KLEIN                                                          For                     For

                 6        MARTIN A. SIMONETTI                                                       For                     For

                 7        ALAN G. WALTON                                                            For                     For

    02           RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG                       Management  For                     For
                 LLP TO SERVE AS THE  COMPANY'S  INDEPENDENT  REGISTERED  PUBLIC
                 ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007.
------------------------------------------------------------------------------------------------------------------------------------
    SL GREEN REALTY CORP.
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   78440X101                                        MEETING TYPE        Annual
    TICKER SYMBOL              SLG                                              MEETING DATE        24-May-2007
    ISIN                                                                        AGENDA              932689055 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------

    01           DIRECTOR                                                               Management

                 1        EDWIN THOMAS BURTON III                                                   For                     For

    02           TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS                        Management  For                     For
                 OUR  INDEPENDENT  REGISTERED  PUBLIC  ACCOUNTING  FIRM  FOR THE
                 FISCAL YEAR ENDING DECEMBER 31, 2007.

    03           TO AUTHORIZE AND APPROVE OUR AMENDED AND                               Management  For                     For
                 RESTATED  2005  STOCK  OPTION  AND  INCENTIVE  PLAN IN ORDER TO
                 INCREASE  THE NUMBER OF SHARES  THAT MAY BE ISSUED  PURSUANT TO
                 SUCH PLAN.

    04           TO AUTHORIZE AND APPROVE ARTICLES OF AMENDMENT                         Management  For                     For
                 AND  RESTATEMENT OF OUR ARTICLES OF  INCORPORATION  IN ORDER TO
                 (I)  INCREASE THE NUMBER OF  AUTHORIZED  SHARES OF COMMON STOCK
                 AND  (II)  MAKE  VARIOUS  MINISTERIAL  CHANGES  TO OUR  CURRENT
                 ARTICLES OF INCORPORATION.
------------------------------------------------------------------------------------------------------------------------------------
    STARWOOD HOTELS & RESORTS WORLDWIDE,
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   85590A401                                        MEETING TYPE        Annual
    TICKER SYMBOL              HOT                                              MEETING DATE        24-May-2007
    ISIN                                                                        AGENDA              932703576 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    01           DIRECTOR                                                               Management

                 1        DUNCAN                                                                    For                     For

                 2        ARON                                                                      For                     For

                 3        BARSHEFSKY                                                                For                     For

                 4        CHAPUS                                                                    Withheld                Against

                 5        GALBREATH                                                                 For                     For

                 6        HIPPEAU                                                                   For                     For

                 7        QUAZZO                                                                    For                     For

                 8        RYDER                                                                     For                     For

                 9        YOUNGBLOOD                                                                For                     For

    02           RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG                       Management  For                     For
                 LLP AS THE COMPANY'S  INDEPENDENT  REGISTERED PUBLIC ACCOUNTING
                 FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007.

    03           APPROVAL OF AN AMENDMENT AND RESTATEMENT OF                            Management  For                     For
                 THE COMPANY'S CHARTER.
------------------------------------------------------------------------------------------------------------------------------------
    DOUGLAS EMMETT, INC.
------------------------------------------------------------------------------------------------------------------------------------
    SECURITY                   25960P109                                        MEETING TYPE        Annual
    TICKER SYMBOL              DEI                                              MEETING DATE        31-May-2007
    ISIN                                                                        AGENDA              932693636 - Management
------------------------------------------------------------------------------------------------------------------------------------
    ITEM         PROPOSAL                                                               TYPE        VOTE              FOR/AGAINST
                                                                                                                      MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
    01           DIRECTOR                                                               Management

                 1        DAN A. EMMETT                                                             For                     For

                 2        JORDAN L. KAPLAN                                                          For                     For

                 3        KENNETH M. PANZER                                                         For                     For

                 4        LESLIE E. BIDER                                                           For                     For

                 5        VICTOR J. COLEMAN                                                         For                     For

                 6        G. SELASSIE MEHRETEAB                                                     For                     For

                 7        THOMAS E. O'HERN                                                          For                     For

                 8        DR. ANDREA RICH                                                           For                     For

                 9        WILLIAM WILSON III                                                        For                     For

    02           PROPOSAL TO RATIFY THE SELECTION OF ERNST &                            Management  For                     For
                 YOUNG  LLP AS OUR  INDEPENDENT  AUDITORS  FOR THE  YEAR  ENDING
                 DECEMBER 31, 2007.

                                   SIGNATURES

 Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

 Registrant                EII REALTY SECURITIES TRUST
           ---------------------------------------------------------------------

 By (Signature and Title)*         /S/ RICHARD J. ADLER
                          ------------------------------------------------------
                                   Richard J. Adler, Chief Executive Officer
                                   (Principal Executive Officer)

 Date                                             8/9/2007
     ---------------------------------------------------------------------------

 *Print the name and title of each signing officer under his or her signature.